ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.2%

CONSUMER DISCRETIONARY 16.0%

Auto Components 0.5%
Aftermarket Technology (1)	2,300	52
American Axle & Manufacturing Holdings (2)	3,630	62
Amerigon (1)	4,500	35
Arvinmeritor	4,955	74
Bandag (2)	1,250	52
Borg-Warner (2)	3,470	208
Drew Industries (1)	2,300	82
Gentex	10,560	184
IMPCO Technologies (1)(2)	6,200	40
Keystone Automotive (1)(2)	1,450	61
Lear (2)	4,550	81
LKQ Corporation (1)(2)	4,400	92
Modine Manufacturing	3,200	94
Noble International (2)	1,500	25
Proliance International (1)(2)	2,747	15
Sauer-Danfoss	3,350	77
Shiloh Industries (1)	3,400	66
Standard Motor Products (2)	2,450	22
Stoneridge (1)	3,000	16
Superior Industries International (2)	2,100	41
Tenneco Automotive (1)(2)	3,250	71
TRW (1)	6,610	154
Zapata Corporation (1)	3,200	19
		1,623
Automobiles 0.1%
Coachmen Industries	1,800	21
Fleetwood (1)(2)	5,403	60
Monaco Coach (2)	2,450	33
Thor Industries (2)	3,800	203
Winnebago (2)	2,320	70
		387
Distributors 0.1%
ACR Group (1)	4,100	17
Aristotle (1)	4,700	36
Audiovox, Class A (1)	1,464	18
Building Material Holding (2)	2,200	78
Design Within Reach (1)(2)	1,900	11
Handleman (2)	2,300	22
Prestige Brands (1)(2)	3,800	46
Source Information Management (1)(2)	4,400	50
		278
Diversified Consumer Services 0.9%
Alderwoods Group (1)	3,000	54
Bright Horizons Family Solutions (1)	2,020	78
Career Education (1)(2)	6,591	249
Carriage Services (1)(2)	4,400	21
Corinthian Colleges (1)(2)	6,067	87
Devry (1)(2)	4,900	112
Education Management (1)	4,962	207
Escala Group (1)(2)	2,600	68
EVCI Career Colleges (1)	3,500	5
ITT Educational Services (1)(2)	3,140	201
Jackson Hewitt Tax Service (2)	3,000	95
Laureate (1)	3,434	183
Matthews International, Class A (2)	2,200	84
Prepaid Legal Services (2)	1,400	50
Regis	2,600	90
Service Corp. International	21,331	166
ServiceMaster (2)	18,766	246
Sotheby's, Class A (1)(2)	4,413	128
Stewart Enterprises, Class A (2)	7,560	43
Strayer Education (2)	1,050	107
The Princeton Review (1)	4,200	26
Universal Technical Institute (1)(2)	2,000	60
Weight Watchers (2)	7,000	360
		2,720
Hotels, Restaurants & Leisure 3.4%
Ameristar Casinos (2)	3,700	95
Applebee's	5,575	137
Archon Corporation (1)	1,100	35
Aztar (1)	2,240	94
Bally Technologies (1)(2)	3,650	62
Bally Total Fitness Holdings (1)(2)	2,900	27
BJ's Restaurants (1)	2,933	79
Bluegreen (1)	2,500	33
Bob Evans Farms (2)	2,800	83
Bowl America, Class A	2,900	42
Boyd Gaming (2)	6,069	303
Brinker (2)	5,653	239
BUCA (1)(2)	6,800	34
California Pizza Kitchen (1)(2)	1,900	62
CEC Entertainment (1)	2,492	84
Cedar Fair	3,060	89
Champps Entertainment (1)	3,700	30
Chipotle Mexican Grill (1)(2)	2,600	144
Choice Hotels International	4,800	220
Churchill Downs	900	34
CKR Restaurants (2)	4,250	74
Cracker Barrel (2)	2,900	127
Diamondhead Casino (1)	10,500	27
Domino's Pizza	5,164	147
Dover Downs Gaming and Entertainment	1,978	43
Dover Motorsports	3,163	17
Empire Resorts (1)	3,850	20
Famous Dave's of America (1)	2,600	34
Friendly Ice Cream (1)(2)	3,900	30
Frisch's Restaurants	2,300	48
Gaming Partners International	1,300	21
Gaylord Entertainment (1)(2)	2,700	122
GTECH	9,420	321
IHOP	1,200	58
International Speedway, Class A	3,475	177
Isle of Capris Casinos (1)(2)	2,680	89
Jack In The Box (1)(2)	2,500	109
Kerzner (1)(2)	2,400	187
Krispy Kreme (1)(2)	6,410	58
Landry's Seafood Restaurant (2)	1,900	67
Las Vegas Sands (1)	23,648	1,340
Life Time Fitness (1)(2)	2,200	103
Lone Star Steakhouse & Saloon	2,030	58
Marcus	1,950	39
MGM Mirage (1)(2)	19,024	820
Mikohn Gaming (1)(2)	2,900	28
MTR Gaming Group (1)(2)	3,600	37
Multimedia Games (1)(2)	2,000	30
O'Charley's (1)	2,200	41
Orient-Express, Class A (2)	4,200	165
Outback Steakhouse (2)	4,540	200
Panera Bread, Class A (1)(2)	2,100	158
Papa John's International (1)(2)	2,920	96
Penn National Gaming (1)	5,500	232
PF Chang's China Bistro (1)(2)	1,940	96
Pinnacle Entertainment (1)(2)	4,200	118
Rare Hospitality International (1)	2,200	77
Red Robin Gourmet Burgers (1)(2)	1,450	68
Royal Caribbean Cruises (2)	13,521	568
Ruby Tuesday (2)	4,100	131
Ryan's Restaurant Group (1)	4,250	62
Scientific Games, Class A (1)	5,830	205
Shuffle Master (1)(2)	7,533	269
Six Flags (1)(2)	8,050	82
Sonic (1)	4,167	146
Speedway Motorsports	2,620	100
Station Casinos	4,420	351
Steak 'N Shake (1)	2,400	51
Texas Roadhouse, Class A (1)(2)	5,000	85
The Cheesecake Factory (1)(2)	4,940	185
Triarc, Class B (2)	6,240	109
Vail Resorts (1)(2)	2,500	96
WMS Industries (1)(2)	2,630	79
Wynn Resorts (1)(2)	6,745	518
		10,445
Household Durables 1.6%
American Greetings, Class A (2)	4,350	94
Avatar Holdings (1)(2)	700	43
Beazer Homes (2)	2,870	189
Blout (1)	3,677	59
Blyth Industries (2)	2,850	60
Brookfield Homes	2,232	116
Champion Enterprises (1)	5,509	82
CSS Industries	800	26
Emerson Radio Corporation (1)(2)	4,200	16
Ethan Allen Interiors	2,200	93
Flexsteel Industries	900	12
Furniture Brands International (2)	3,230	79
Garmin (2)	7,200	572
Helen of Troy Limited (1)(2)	2,150	46
Hovnanian Enterprises (1)(2)	4,230	186
Interface, Class A (1)	3,800	53
Jarden (1)(2)	4,135	136
Kimball International, Class B (2)	3,890	59
Knape & Vogt Manufacturing	1,400	26
La-Z-Boy (2)	3,250	55
Lenox Group (1)(2)	2,445	32
Levitt, Class A	1,712	38
Libbey	1,500	11
M/I Homes (2)	870	41
MDC Holdings (2)	2,891	186
Meritage (1)	5,200	286
Mohawk Industries (1)	4,254	343
National Presto	800	39
NVR (1)(2)	413	305
Orleans Homebuilders (2)	1,700	34
Palm Harbor Homes (1)(2)	2,200	47
Russ Berrie	1,800	27
Ryland Group	3,246	225
Skyline	800	33
Standard Pacific (2)	10,700	360
Stanley Furniture	1,200	35
Technical Olympic USA (2)	3,899	79
Tempur-Pedic (1)(2)	6,950	98
Toll Brothers (1)	10,320	357
Tupperware (2)	3,820	79
Universal Electronics (1)	1,400	25
WCI Communities, REIT (1)(2)	3,100	86
William Lyon Homes (1)(2)	580	56
Yankee Candle Company	2,900	79
		4,903
Internet & Catalog Retail 0.6%
1-800-Flowers.com (1)(2)	5,568	39
Alloy (1)(2)	1,925	26
Audible (1)(2)	2,600	27
Blue Nile (1)(2)	1,400	49
Celebrate Express (1)	1,100	14
Coldwater Creek (1)	6,664	185
Delia S (1)(2)	3,850	36
Drugstore.com (1)(2)	9,350	29
Expedia (1)(2)	25,596	519
Global Sports (1)(2)	3,400	58
Hollywood Media (1)	4,500	22
Insight Enterprises (1)	3,650	80
J. Jill Group (1)	1,500	36
Netflix (1)(2)	4,100	119
Nutri/System (1)(2)	2,800	133
Overstock.com (1)(2)	1,600	48
priceline.com (1)	3,054	76
Sportsman's Guide (1)	800	21
ValueVision International (1)	3,020	39
Vistaprint (1)(2)	2,700	80
		1,636
Leisure Equipment & Products 0.4%
Arctic Cat (2)	1,437	35
Callaway Golf	5,350	92
JAKKS Pacific (1)(2)	2,000	54
Johnson Outdoors, Class A (1)	1,800	32
K2 (1)(2)	2,570	32
Leapfrog Enterprises (1)(2)	3,490	37
Marine Products (2)	2,800	31
MarineMax (1)(2)	1,760	59
Marvel Entertainment (1)(2)	6,714	135
Nautilus Group (2)	2,537	38
Oakley (2)	4,900	83
Polaris Industries (2)	2,770	151
RC2 Corporation (1)	1,500	60
SCP Pool (2)	3,477	163
Steinway Musical Instruments (1)	1,300	42
Sturm Ruger	2,500	20
		1,064
Media 4.3%
4Kids Entertainment (1)(2)	1,750	30
ADVO	2,200	70
Arbitron	1,920	65
Beasley Broadcast Group, Class A (2)	2,600	32
Belo Corporation, Class A (2)	6,080	121
Cablevision Systems, Class A (1)(2)	19,259	514
Cadmus Communications	1,500	28
Catalina Marketing (2)	3,100	72
Charter Communications, Class A (1)(2)	28,010	31
Citadel Broadcasting (2)	8,250	91
Clear Channel Outdoor, Class A (1)	23,500	551
Courier (2)	1,300	58
Cox Radio, Class A (1)(2)	6,650	89
Crown Media, Class A (1)(2)	8,970	57
Cumulus Media, Class A (1)(2)	7,505	85
Daily Journal (1)	600	24
DIRECTV (1)(2)	92,411	1,516
Discovery Holding, Series A (1)(2)	18,371	276
Dreamworks Animation, Class A (1)(2)	6,531	173
EchoStar Communications, Class A (1)(2)	29,920	894
Emmis Communications (1)(2)	2,260	36
Entercom Communications (2)	2,750	77
Entravision Communications, Class A (1)	8,544	78
Fisher Communications (1)	1,250	56
Gemstar TV Guide (1)(2)	25,965	80
Getty Images (1)(2)	4,400	329
Harris Interactive (1)(2)	7,100	40
Harte-Hanks	5,450	149
Hearst-Argyle Television	2,191	51
Hollinger International (2)	5,600	47
Interactive Data	6,300	148
John Wiley & Sons (2)	4,070	154
Journal Communications, Class A	4,700	58
Journal Register	3,600	44
Lamar Advertising (1)(2)	6,392	336
Lee Enterprises (2)	2,550	85
Liberty Global (1)	32,851	672
Liberty Media, Class A (1)	184,912	1,518
LIN TV, Class A (1)	3,640	33
Live Nation (1)(2)	7,000	139
LodgeNet Entertainment (1)(2)	2,200	34
Martha Stewart Living, Class A (1)(2)	3,919	66
McClatchy (2)	2,540	124
Media General, Class A (2)	1,350	63
Mediacom Communications (1)(2)	9,000	52
Morningstar (1)(2)	2,600	116
Navarre (1)(2)	3,150	14
Nexstar Broadcasting (1)	7,500	39
NTL (1)(2)	14,435	420
Pixar (1)	7,480	480
Playboy Enterprises, Class B (1)(2)	3,200	45
Primedia (1)(2)	17,936	37
R.H. Donnelley (1)(2)	4,609	268
Radio One (1)	8,950	67
Reader's Digest (2)	6,000	88
Regal Entertainment Group, Class A (2)	9,190	173
Regent Communications (1)(2)	6,450	30
Rentrak (1)	2,100	21
Saga Communications (1)(2)	1,150	11
Salem Communications, Class A (1)	1,950	29
Scholastic (1)(2)	2,620	70
Sinclair Broadcasting, Class A (2)	7,310	60
Sirius Satellite Radio (1)(2)	89,110	453
Spanish Broadcasting, Class A (1)	4,850	27
Thomas Nelson	1,750	51
TiVo (1)(2)	6,500	47
Valassis Communications (1)	3,600	106
Value Line	900	33
Warner Music Group	9,800	213
Washington Post, Class B (2)	595	462
Westwood One	5,380	59
World Wrestling	5,800	98
WPT Enterprises (1)(2)	2,000	15
XM Satellite Radio Holdings, Class A (1)(2)	14,877	331
		13,109
Multiline Retail 0.2%
99 Cents Only Stores (1)(2)	5,165	70
Bon-Ton Stores (2)	1,200	39
Dollar Tree Stores (1)	6,804	188
Fred's, Class A (2)	2,315	31
Retail Ventures (1)(2)	5,000	73
Saks (1)	9,275	179
Tuesday Morning (2)	2,900	67
		647
Specialty Retail 3.1%
Aaron Rents, Class B	3,090	84
Abercrombie & Fitch	5,682	331
AC Moore Arts & Crafts (1)(2)	1,860	34
Advance Auto Parts	7,185	299
Aeropostale (1)	3,805	115
American Eagle Outfitters	10,220	305
AnnTaylor Stores (1)	4,675	172
Asbury Automotive Group (1)	2,940	58
Barnes & Noble	4,684	217
bebe stores (2)	6,525	120
Big 5 Sporting Goods	1,800	35
Blockbuster, Class A (2)	12,907	51
Borders Group (2)	4,600	116
Buckle	1,450	59
Build-A-Bear Workshop (1)(2)	1,600	49
Burlington Coat Factory (2)	2,860	130
Cabela's, Class A (1)(2)	4,041	83
CarMax (1)	7,114	232
Cato Corporation, Class A (2)	2,650	63
Charlotte Russe Holding (1)	2,000	43
Charming Shoppes (1)(2)	7,520	112
Chico's (1)	11,900	484
Christopher & Banks (2)	2,592	60
Claire's Stores	6,550	238
Cost Plus (1)(2)	1,200	21
CSK Auto (1)(2)	3,800	53
Deb Shops	1,150	34
Dick's Sporting Goods (1)(2)	3,300	131
Dress Barn (1)(2)	2,400	115
DSW, Class A (1)(2)	2,900	91
E COM (1)	1,600	29
Finlay Enterprises (1)	1,700	17
Foot Locker	9,417	225
Franklin Covey (1)(2)	4,100	32
GameStop (1)(2)	4,836	228
Gander Mountain (1)(2)	3,100	29
Genesco (1)(2)	1,700	66
Group One Automotive (2)	1,900	90
Guess ? (1)(2)	3,660	143
Guitar Center (1)(2)	1,710	82
Gymboree (1)(2)	720	19
Hancock Fabrics (2)	8,600	31
Haverty Furniture	2,150	31
Hibbett Sporting Goods (1)	2,718	90
Hot Topic (1)(2)	3,200	46
Jo Ann Stores (1)(2)	1,660	22
Jos. A. Bank Clothiers (1)(2)	1,437	69
Lithia Motors, Class A (2)	1,700	59
Men's Wearhouse	3,450	124
Michaels Stores	9,158	344
MIDAS (1)(2)	1,500	33
Monro Muffler Brake	1,300	48
New York & Company (1)	3,800	57
O'Reilly Automotive (1)	7,500	274
Pacific Sunwear (1)	5,125	114
Pantry (1)	1,700	106
Payless Shoesource (1)(2)	4,515	103
Pep Boys (2)	4,370	66
Petco (1)	4,150	98
PETsMART	9,620	271
Pier 1 Imports (2)	7,950	92
Pomeroy Computer Resources (1)(2)	1,400	12
Rent Way (1)(2)	2,600	19
Rent-A-Center (1)	4,800	123
Restoration Hardware (1)(2)	4,100	23
Rex Stores (1)	1,650	25
Ross Stores	9,202	269
Select Comfort (1)(2)	2,900	115
Sharper Image (1)(2)	1,970	25
Shoe Carnival (1)	1,400	35
Sonic Automotive (2)	2,220	62
Stage Stores (2)	1,980	59
Stein Mart	3,330	58
Syms	1,400	21
Talbots	2,850	77
The Children's Place (1)(2)	1,750	101
The Finish Line, Class A	3,040	50
The Sports Authority (1)(2)	1,646	61
Too (1)	2,220	76
Trans World Entertainment (1)(2)	5,050	28
TSC (1)	2,810	186
Tweeter Home Entertainment Group (1)(2)	4,200	33
United Auto Group	3,108	134
United Retail Group (1)	2,000	37
Urban Outfitters (1)(2)	11,082	272
Volcom (1)(2)	1,600	57
West Marine (1)(2)	1,800	27
Wet Seal, Class A (1)(2)	8,375	56
Williams-Sonoma (1)(2)	7,500	318
Wilsons Leather (1)	3,300	13
Winmark (1)	1,500	35
Zale (1)	3,600	101
		9,481
Textiles, Apparel, & Luxury Goods 0.8%
Brown Shoe	1,080	57
Carters (1)	1,800	122
Charles & Colvard (2)	1,968	21
Cherokee	1,600	64
Columbia Sportswear (1)(2)	2,281	122
Crocs (1)(2)	3,600	91
Cutter & Buck	1,500	18
Deckers Outdoor (1)(2)	1,100	45
Forward Industries (1)(2)	1,900	20
Fossil (1)(2)	4,437	82
Iconix Brand Group (1)(2)	3,100	45
K-Swiss, Class A (2)	2,000	60
Kellwood (2)	2,050	64
Kenneth Cole Productions (2)	1,650	46
Lakeland Industries	1,800	37
Lazare Kaplan International (1)	1,600	12
Madden Steven	1,600	57
Mossimo (1)	5,500	30
Movado Group	2,500	58
Oxford Industries (2)	1,070	55
Phillips-Van Heusen	2,600	99
Polo Ralph Lauren	6,800	412
Quiksilver (1)(2)	8,800	122
Russell (2)	2,000	28
Skechers U.S.A., Class A (1)(2)	2,900	72
Stride Rite	4,250	62
Superior Uniform Group	1,800	20
Tandy Brands (2)	1,400	14
Timberland, Class A (1)	4,400	151
Under Armour (1)(2)	3,100	100
Unifi (1)(2)	6,200	21
UniFirst	1,700	56
Warnaco Group (1)	2,700	65
Weyco Group	2,000	45
Wolverine World Wide	3,750	83
		2,456

Total Consumer Discretionary		48,749

CONSUMER STAPLES 3.4%

Beverages 0.2%
Coca-Cola Bottling	1,250	58
Hansen Natural (1)(2)	1,700	214
Midwest Grain Products (2)	2,900	47
National Beverage	5,040	58
PepsiAmericas	8,899	218
Willamette Valley Vineyards (1)	3,300	21
		616
Food & Staples Retailing 0.4%
Arden Group, Class A	300	28
BJ's Wholesale Club (1)(2)	4,500	142
Casey's General Stores	3,400	78
Central European Dist. (1)(2)	1,200	46
Great Atlantic & Pacific Tea (1)	3,100	108
Longs Drug Stores	2,600	120
Marsh Supermarkets (2)	1,500	12
Nash Finch (2)	900	27
Pathmark Stores (1)(2)	3,700	39
Performance Food Group (1)(2)	2,603	81
PriceSmart (1)(2)	4,100	33
Rite Aid (1)(2)	35,550	142
Ruddick	2,700	66
Smart & Final (1)	2,300	38
Topps (2)	5,350	47
United Natural Foods (1)(2)	2,600	91
Weis Markets (2)	1,650	73
Wild Oats Markets (1)(2)	2,490	51
		1,222
Food Products 2.2%
Alico (2)	800	36
Bridgford Foods (1)	2,700	17
Bunge Limited (2)	7,302	407
Chiquita	2,819	47
Corn Products International	4,600	136
Cuisine Solutions (1)	4,500	42
Dean Foods (1)	9,718	377
Del Monte Foods (2)	13,701	162
Delta Pine & Land (2)	2,700	81
Farmer Bros.	1,700	38
Flowers Foods (2)	4,440	132
Fresh Del Monte Produce (2)	3,627	77
Gold Kist (1)	3,300	42
Green Mountain Coffee (1)	1,100	44
Hain Celestial Group (1)	2,400	63
Hormel Foods	8,819	298
J & J Snack Foods	1,940	65
J.M. Smucker (2)	3,729	148
Kraft Foods, Class A (2)	114,385	3,467
Lancaster Colony	2,200	92
Lance (2)	3,010	68
Lifeway Foods (1)(2)	1,800	22
Maui Land & Pineapple (1)	1,000	38
Peet's Coffee & Tea (1)(2)	1,300	39
Pilgrim's Pride (2)	4,215	91
Ralcorp Holdings (1)(2)	1,870	71
Rocky Mountain Chocolate Factory	1,890	30
Sanderson Farms (2)	1,440	32
Seaboard (2)	89	142
Smithfield Foods (1)	6,889	202
Tootsie Roll Industries (2)	3,751	110
Treehouse Foods (1)(2)	2,143	57
		6,673
Household Products 0.2%
Central Garden & Pet (1)	1,250	66
Church & Dwight	4,025	149
Energizer (1)(2)	4,450	236
Oil-Dri	1,800	36
Spectrum Brands (1)(2)	3,400	74
WD-40	1,850	57
		618
Personal Products 0.3%
Chattem (1)	1,800	68
Elizabeth Arden (1)(2)	1,950	45
Herbalife (1)	4,600	155
Inter Parfums (2)	1,700	34
Mannatech (2)	2,800	49
NBTY (1)(2)	4,560	103
Nu Skin Asia Pacific, Class A	4,600	81
Playtex Products (1)	4,920	51
Reliv International (2)	3,300	41
Revlon, Class A (1)(2)	26,300	83
Usana Health Sciences (1)(2)	1,750	73
		783
Tobacco 0.1%
Alliance One International (2)	7,234	35
Carolina Group	4,800	227
Star Scientific (1)(2)	6,900	22
Universal Corporation (2)	1,140	42
Vector Group (2)	4,531	86
		412

Total Consumer Staples		10,324

ENERGY 7.7%

Energy Equipment & Services 2.8%
Atwood Oceanics (1)(2)	1,150	116
Basic Energy Services (1)(2)	2,200	65
Bristow Group (1)	1,680	52
Carbo Ceramics (2)	1,875	107
Cooper Cameron (1)	7,740	341
Dawson Geophysical (1)	1,800	50
Diamond Offshore Drilling (2)	8,600	770
Dresser-Rand Group (1)	6,300	156
Dril-Quip (1)(2)	1,400	99
ENSCO International	9,990	514
FMC Technologies (1)	4,550	233
Global Industries (1)	9,570	139
GlobalSantaFe (2)	16,139	980
Grant Prideco (1)(2)	8,777	376
Grey Wolf (1)(2)	13,200	98
Gulf Island Fabrication (2)	1,800	43
Gulfmark Offshore (1)	1,900	53
Hanover Compressor (1)(2)	6,600	123
Helix Energy Solutions Group (1)(2)	5,500	208
Helmerich & Payne	3,510	245
Hercules Offshore (1)	2,500	85
Hydril (1)	1,780	139
Input/Output (1)(2)	4,700	46
Lone Star Technologies (1)	2,260	125
Matrix Service (1)(2)	3,700	42
Maverick Tube (1)(2)	2,940	156
NATCO Group, Class A (1)	2,500	68
Newpark Resources (1)	6,400	52
NS Group (1)	1,900	87
Oceaneering International (1)	1,900	109
Oil States International (1)	3,630	134
Omni Energy Services (1)	5,100	23
Parker Drilling (1)	9,400	87
Patterson-UTI Energy	11,837	378
PHI (1)	1,200	44
Pride International (1)	11,180	349
Seacor Holdings (1)(2)	1,650	131
Smith International (2)	13,800	538
Superior Energy (1)	5,550	149
Superior Well Services (1)(2)	2,400	70
TETRA Technologies (1)(2)	2,637	124
Tidewater (2)	3,874	214
Todco, Class A	4,481	177
Union Drilling (1)	4,300	63
Unit (1)	3,100	173
Universal Compression Holdings (1)(2)	2,100	106
Veritas DGC (1)(2)	2,760	125
W-H Energy Services (1)	2,200	98
		8,660
Oil, Gas & Consumable Fuels 4.9%
Able Energy (1)(2)	3,500	28
Adams Resources & Energy	2,300	65
Alliance Resource Partners (1)	2,640	95
Alon USA Energy (2)	4,400	108
Alpha Natural Resources (1)	4,400	102
APCO Argentina	916	75
Arch Coal (2)	4,900	372
ATP Oil and Gas (1)	2,677	118
Berry Petroleum, Class A (2)	1,890	129
Bill Barrett (1)(2)	3,532	115
Boardwalk Pipeline Partners (2)	7,100	155
Bois d'Arc Energy (1)(2)	5,900	98
BP Prudhoe Bay Royalty Trust (2)	1,920	136
Buckeye Partners, Equity Units (1)(2)	3,100	132
Cabot Oil & Gas	3,450	165
Callon Petroleum (1)(2)	2,650	56
Carrizo Oil & Gas (1)	2,900	75
Castle Energy	1,200	29
Cheniere Energy (1)(2)	4,300	174
Cimarex Energy (2)	5,438	235
CNX Gas (1)(2)	11,300	294
Comstock Resources (1)	3,140	93
CONSOL Energy	6,208	460
Copano Energy	1,200	53
Cross Timbers Royalty Trust (2)	1,458	68
Denbury Resources (1)	7,800	247
Dorchester Minerals (1)	3,400	93
Edge Petroleum (1)(2)	2,000	50
Enbridge Energy Management	1,105	47
Encore Acquisition (1)	3,450	107
Energy Partners (1)(2)	4,050	96
Energy Transfer Equity (2)	10,400	249
Enterprise GP Holdings (2)	6,600	248
Enterprise Products Partners (1)(2)	26,166	646
Exco Resources (1)	8,900	112
Fieldpoint Petroleum (1)	4,000	23
Forest Oil (1)	3,989	148
Foundation Coal Holdings	3,284	135
Frontier Oil	4,000	237
General Maritime (2)	2,990	100
Georesources (1)	3,100	32
Giant Industries (1)	1,300	90
GMX Resources (1)(2)	1,300	49
Harken Energy (1)	8,500	6
Harvest Natural Resources (1)(2)	2,816	27
Holly (2)	2,300	170
Houston Exploration (1)	2,410	127
Hugoton Royalty Trust	2,700	84
KCS Energy (1)	4,050	105
KFX (1)(2)	5,712	104
Kinder Morgan Management	3,976	175
Magellan Midstream (1)	5,400	124
Magellan Midstream Partners	5,200	171
Mariner Energy (1)	5,628	115
Maritrans	1,100	27
Markwest Hydrocarbon	2,585	59
Massey	5,005	181
Meridian Resource (1)(2)	9,550	39
Natural Resource Partners (1)(2)	1,900	100
Newfield Exploration (1)	8,500	356
Noble Energy	11,490	505
OMI (2)	6,051	109
Pacific Energy Partners, Equity Units (1)	2,600	80
Peabody Energy	17,976	906
Penn Virginia	1,320	94
Penn Virginia Resource (1)(2)	1,300	75
Petrohawk Energy (1)	6,150	84
Petroleum Development (1)(2)	1,600	73
Pioneer Natural Resources	9,614	425
Plains All American Pipeline (1)(2)	5,150	232
Plains Exploration & Production (1)	5,502	213
Pogo Producing (2)	3,600	181
Quicksilver Resources (1)(2)	5,250	203
Range Resources (2)	8,895	243
Remington Oil & Gas (1)(2)	2,310	100
Southwestern Energy (1)(2)	11,800	380
St. Mary Land Exploration	4,400	180
Stone Energy (1)	1,710	75
Swift Energy (1)	2,250	84
Syntroleum (1)(2)	6,300	52
TC Pipelines (1)	2,330	79
Teekay Shipping (2)	5,700	211
Teppco Partners (1)(2)	5,060	184
Tesoro Petroleum	4,600	314
TransMontaigne (1)(2)	5,775	57
Ultra Petroleum (1)	9,460	589
USEC (2)	6,550	79
Valero L P (1)	4,180	212
W&T Offshore (2)	4,700	189
Western Gas Resources	4,974	240
Western Refining	6,100	132
Westmoreland Coal (1)(2)	1,200	32
Whiting Petroleum (1)	2,500	102
World Fuel Services	2,300	93
		14,916

Total Energy		23,576

FINANCIALS 24.0%

Capital Markets 1.9%
A.G. Edwards	4,715	235
Affiliated Managers Group (1)(2)	2,275	243
Blackrock	4,310	603
Calamos, Class A	2,000	75
Cohen & Steers	4,300	105
Eaton Vance	8,966	245
Gamco Investors	2,467	99
GFI Group (1)(2)	2,100	109
Greenhill (2)	2,700	178
International Assets (1)	2,200	23
Investment Technology Group (1)(2)	2,800	139
Investors Financial Services (2)	4,565	214
Jefferies Group	3,900	228
John Nuveen (2)	4,400	212
Knight Capital Group (1)	7,850	109
LaBranche & Co. (1)(2)	5,530	87
Legg Mason	8,257	1,035
optionsXpress Holdings (2)	4,700	137
Piper Jaffray (1)	1,250	69
Raymond James Financial (2)	7,275	215
Sanders Morris Harris Group	2,600	42
SEI	6,828	277
Southwest Securities	2,233	58
Stifel Financial (1)	1,500	66
TD Ameritrade Holding	40,433	844
Tradestation Group (1)(2)	3,700	51
W. P. Stewart	3,000	63
Waddell & Reed Financial, Class A (2)	5,740	133
		5,894
Commercial Banks 4.4%
1st Source	2,151	64
Abigail Adams (2)	2,120	28
Alabama National Bancorp	1,500	103
Amcore Financial (2)	2,090	66
Arrow Financial (2)	1,355	37
Associated Banc Corp	9,175	312
Banc First	1,300	57
BanCorpSouth	4,375	105
BancTrust Financial Group (2)	2,200	49
Bank of Granite (2)	2,072	42
Bank of Hawaii	3,166	169
Bank of the Ozarks (2)	1,800	66
Banner	1,914	65
Bay View Capital (1)(2)	1,980	35
BOK Financial	3,937	187
Boston Private Financial (2)	3,299	111
BWC Financial (2)	1,127	39
Camden National	900	35
Capital City Bank (2)	1,562	55
Capital Corp of the West	1,207	44
Cascade Bancorp (2)	2,100	62
Cathay Bancorp (2)	3,356	126
Center Bancorp (2)	2,718	32
Central Pacific Financial (2)	2,073	76
Century Bancorp, Class A	900	26
Chemical Financial	1,961	63
Chittenden	2,967	86
Citizens Banking (2)	2,010	54
City Holding Company	1,650	61
City National	2,850	219
CoBiz (2)	2,437	50
Codorus VY Bancorp (2)	1,041	21
Colonial BancGroup	9,245	231
Columbia Bankcorp Ore	1,300	28
Columbia Banking Systems	1,850	62
Commerce Bancshares (2)	4,291	222
Community Bank System (2)	2,220	50
Community Banks	1,944	55
Community Bankshares of Indiana	1,210	28
Community Trust Bancorp	1,375	47
Cullen/Frost Bankers	3,050	164
CVB Financial	5,297	91
East West Bancorp	3,900	150
Farmers Capital Bank (2)	2,200	70
First Bancorp North Carolina (2)	1,775	40
First Charter	2,300	57
First Citizens BancShares	670	129
First Commonwealth Financial (2)	4,600	67
First Community Bancorp	1,450	84
First Financial (2)	1,950	58
First Financial Bancorp (2)	3,472	58
First Financial Bankshares (2)	1,696	65
First Indiana	1,760	49
First M & F Corporation	2,000	70
First Merchants	1,583	42
First Midwest Bancorp	2,793	102
First Oak Brook Bancshares, Class A (2)	1,250	33
First of Long Island	1,050	45
First Republic Bank	1,955	74
First United	3,111	71
FirstBank Puerto Rico (2)	5,800	72
FirstMerit (2)	4,835	119
FNB (2)	4,277	73
FNB Corp. of North Carolina (2)	1,800	37
Frontier Financial (2)	2,400	79
Fulton Financial (2)	9,146	157
GB&T Bancshares (2)	2,800	63
German American Bancorp	2,889	39
Glacier Bancorp	2,608	81
Gold Banc	2,000	37
Great Southern Bancorp (2)	1,350	39
Greater Bay Bancorp	3,136	87
Greater Community Bancorp	3,375	51
Hancock Holding (2)	2,300	107
Hanmi Financial	4,100	74
Harleysville National (2)	2,318	53
IBERIABANK (2)	937	53
Independent Bank (Massachusetts)	1,350	43
Independent Bank (Michigan) (2)	2,037	58
Integra Bank	2,050	47
Interchange Financial Services	2,250	43
International Bancshares	4,693	135
Irwin Financial (2)	1,900	37
Main Street Banks	1,860	48
MB Financial (2)	1,790	63
Mercantile Bankshares	7,229	278
Mid Penn Bancorp	1,260	34
Mid-State Bancshares (2)	2,050	60
Midsouth Bancorp (2)	1,360	39
Midwest Banc Holdings (2)	2,350	61
MidWestOne Financial	1,700	34
Nara Bancorp	2,600	46
National Penn Bancshares (2)	3,274	70
NBT Bancorp (2)	2,580	60
Northern States Financial	700	16
Northrim Bank	2,200	53
Old National Bancorp (2)	4,424	96
Old Second Bancorp (2)	1,600	52
Omega Financial (2)	1,200	41
Oriental Financial Group (2)	1,868	27
Pacific Capital Bancorp (2)	3,088	104
Park National (2)	1,140	121
Peapack-Gladstone Financial (2)	2,150	55
Peoples Bancorp	2,050	61
Pinnacle Financial Partners (1)	2,100	58
Placer Sierra Bancshares	2,300	66
Popular (2)	17,190	357
Preferred Bank	1,200	61
PrivateBancorp (2)	1,860	77
Prosperity Bancshares (2)	2,360	71
Provident Bankshares	2,001	73
QCR Holdings	1,800	35
Renasant (2)	1,435	53
Republic Bancorp	5,657	68
Republic Bancorp, Class A	2,016	41
S&T Bancorp (2)	2,200	80
Sandy Spring Bancorp (2)	1,430	54
Santander Bancorp	3,390	86
Seacoast Banking, Class A (2)	1,850	54
Signature Bank (1)	2,400	78
Sky Financial	6,307	167
South Financial Group (2)	4,435	116
Southwest Bancorp of Oklahoma	1,300	29
State Bancorp (2)	2,250	34
Sterling Bancorp	1,785	37
Sterling Bancshares	3,550	64
Sterling Financial (PA)	2,616	57
Sterling Financial (Spokane) (2)	2,328	67
Suffolk Bancorp (2)	1,250	43
Summit Bancshares (2)	2,300	44
Sun Bancorp (2)	1,667	32
Susquehanna Bancshares	2,660	68
SVB Financial Group (1)(2)	2,450	130
SY Bancorp (2)	1,450	38
TCF Financial (2)	8,100	209
TD Banknorth	15,642	459
Texas Capital Bancshares (1)	2,500	60
Texas Regional Bancshares, Class A	3,152	93
The Savannah Bancorp (2)	1,325	46
Tompkins Trust (2)	1,165	56
Trico Bancshares	2,000	57
Trustco Bank (2)	6,550	80
Trustmark (2)	3,100	98
U.S.B. Holding Company	1,997	46
UCBH Holdings (2)	6,300	119
UMB Financial	1,206	85
Umpqua Holdings (2)	3,620	103
Union Bankshares (2)	1,153	53
UnionBancal (2)	9,677	679
United Bankshares	2,700	103
United Community Banks (2)	2,700	76
Valley National Bancorp (2)	6,583	169
Washington Trust Bancorp	1,400	39
WesBanco (2)	1,640	54
West Coast Bancorp (2)	1,570	44
WestAmerica	2,646	137
Westbank (2)	1,582	27
Whitney Holding	4,562	162
Wilmington Trust (2)	3,825	166
Wintrust Financial	1,850	108
		13,356
Consumer Finance 0.4%
Ace Cash Express (1)	1,300	32
Advance America Cash Advance Centers	6,222	90
Advanta, Class A	1,116	38
AmeriCredit (1)(2)	9,410	289
Asta Funding (2)	1,200	40
Cash America Investments	2,160	65
CompuCredit (1)(2)	3,700	136
First Cash (1)	3,300	66
Nelnet, Class A (1)(2)	3,722	155
QC Holdings (1)(2)	1,800	23
Student Loan	1,301	303
United PanAm Financial (1)	1,490	46
World Acceptance (1)	1,900	52
		1,335
Diversified Financial Services 1.3%
Alliancebernstein (2)	5,263	349
Asset Acceptance Capital (1)(2)	2,800	55
CBOT Holdings, Class A (1)(2)	3,500	418
Chicago Mercantile Exchange Holdings (2)	2,370	1,061
Encore Capital (1)(2)	2,600	38
eSpeed, Class A (1)(2)	3,700	29
Financial Federal (2)	1,665	49
IntercontinentalExchange (1)(2)	3,700	255
International Securities Exchange (2)	3,400	142
Leucadia National (2)	7,324	437
Nasdaq Stock Market (1)	6,500	260
NYSE Group (1)(2)	10,500	832
PICO Holdings (1)	1,100	36
Portfolio Recovery Associates (1)(2)	1,250	59
		4,020
Insurance 7.4%
21st Century Insurance Group (2)	5,750	91
Alfa	5,570	95
Alleghany	539	156
American Financial Group (2)	5,140	214
American National Insurance	1,640	184
AmerUs Life (2)	2,450	148
Arch Capital Group (1)	2,710	156
Argonaut Group (1)	2,700	96
Arthur J. Gallagher (2)	5,460	152
Aspen Insurance Holdings	5,700	141
Assurant (2)	9,133	450
Assured Guaranty	5,000	125
Axis Capital Holdings	9,500	284
Baldwin & Lyons	1,775	47
Berkshire Hathaway, Class A (1)	104	9,396
Bristol West Holdings	3,050	59
Brown & Brown (2)	9,306	309
Ceres Group (1)(2)	5,000	28
Citizens (2)	7,533	39
Clark	1,850	22
CNA Financial (1)(2)	16,604	529
CNA Surety (1)(2)	4,100	69
Commerce Group	2,150	114
Conseco (1)(2)	9,200	228
Covanta Holding (1)(2)	11,104	185
Crawford, Class B	4,250	25
Delphi Financial, Class A	1,986	103
Direct General (2)	3,600	61
E M C Insurance Group (2)	2,703	75
Endurance Specialty Holdings	4,000	130
Erie Indemnity, Class A	4,600	242
Everest Reinsurance Group	4,100	383
FBL Financial Group, Class A	2,242	77
Fidelity National Financial	11,399	405
Fidelity National Title Group, Class A (2)	11,659	265
First American Financial	6,330	248
FPIC Insurance Group (1)(2)	1,200	45
Great American Financial Resources (2)	3,840	76
Hanover Insurance Group	3,420	179
Harleysville Group	2,610	77
HCC Insurance Holdings (2)	7,030	245
Hilb Rogal and Hobbs	2,060	85
Horace Mann Educators	3,210	60
Infinity Property & Casualty	1,700	71
IPC Holdings (2)	3,900	109
James River Group (1)(2)	2,300	62
Kansas City Life Insurance (2)	1,280	66
KMG America (1)	3,700	32
LandAmerica Financial Group (2)	1,200	81
Markel (1)(2)	673	227
MaxRe Capital	4,100	98
Merchants Group	1,100	33
Mercury General	3,493	192
Midland (2)	1,500	52
Montpelier RE (2)	5,900	96
National Financial Partners	2,362	133
National Western Life	360	84
Nationwide Financial Services, Class A (2)	9,400	404
Navigators Group (1)	1,750	87
Odyssey Re Holdings (2)	4,800	104
Ohio Casualty (2)	4,600	146
Old Republic International (2)	14,868	324
PartnerRe (2)	3,400	211
Philadelphia Consolidated (1)(2)	5,100	174
Phoenix Companies	6,799	111
Platinum Underwriters (2)	3,300	96
PMA Capital, Class A (1)(2)	4,100	42
Presidential Life	2,700	69
ProAssurance (1)(2)	2,070	108
Procentury	2,400	33
Protective Life	3,911	195
Reinsurance Group of America (2)	3,720	176
RenaissanceRe Holdings (2)	4,700	205
RLI	1,800	103
Safety Insurance Group (2)	1,515	69
Scottish Annuity & Life	4,200	104
Seabright Insurance (1)	3,400	59
Selective Insurance (2)	2,100	111
StanCorp Financial Group	3,800	206
State Auto Financial	3,070	103
Stewart Information Services	1,480	70
Transatlantic Holdings (2)	4,338	254
U.S.I. Holdings (1)(2)	3,920	63
UICI	3,140	116
United Fire & Casualty (2)	1,900	63
Unitrin (2)	4,250	198
Universal American Financial (1)	4,140	64
W. R. Berkley	8,448	490
Wesco Financial	444	177
White Mountains Insurance Group (2)	737	438
Zenith National (2)	2,534	122
		22,729
Real Estate 6.5%
Acadia Reality Trust, REIT (2)	3,118	73
Affordable Residential Communities, REIT (2)	2,700	28
Agree Realty, REIT (2)	2,000	64
Alexanders, REIT (1)	390	113
Alexandria Real Estate, REIT	1,420	135
AMB Property, REIT	5,904	320
American Financial Realty, REIT (2)	7,950	93
American Home Mortgage Holdings, REIT	3,655	114
American Mortgage Acceptance, REIT (2)	3,600	58
American Real Estate	4,270	197
AmeriVest Properties, REIT (1)	6,400	28
Annaly Mortgage Management, REIT (2)	8,050	98
Anthracite Capital, REIT (2)	4,850	53
Anworth Mortgage Asset	3,700	29
Arbor Realty Trust, REIT	1,800	49
Arden Realty, REIT (2)	4,300	194
Avalonbay Communities, REIT	4,984	544
Bedford Property Investors, REIT (2)	1,950	53
BioMed Realty Trust, REIT (2)	3,400	101
BNP Residential Properties, REIT (2)	2,800	47
Boston Properties, REIT	3,651	340
Brandywine Realty Trust, REIT (2)	4,843	154
BRE Properties, REIT, Class A (2)	3,150	176
Camden Property Trust, REIT (2)	3,400	245
Capital Properties, Class A (2)	1,200	37
Capital Properties, Class B (1)	120	0
CapitalSource, REIT (2)	11,010	274
CarrAmerica Realty, REIT	3,400	152
CB Richard Ellis Group, Class A (1)	5,050	408
CBL & Associates Properties, REIT	4,560	194
Centracore	1,861	47
Colonial Properties Trust, REIT	2,541	127
Commercial Net Lease Realty, REIT	3,430	80
Corporate Office Properties Trust, REIT	3,000	137
Cousins Properties, REIT (2)	3,360	112
Crescent Real Estate Equities, REIT (2)	5,900	124
Developers Diversified Realty, REIT	7,527	412
Duke Realty, REIT (2)	8,561	325
Eagle Hospitality Properties, REIT (2)	3,400	34
EastGroup Properties, REIT	2,050	97
Entertainment Properties, REIT (2)	1,680	71
Equity Inns, REIT (2)	4,950	80
Equity Lifestyle Properties, REIT	1,770	88
Equity One, REIT	4,876	120
Essex Property Trust, REIT (2)	1,550	169
Federal Realty Investment Trust, REIT	2,590	195
FelCor Lodging Trust, REIT	4,300	91
First Industrial Realty, REIT (2)	2,300	98
Forest City Enterprises, Class A	6,730	317
Franklin Street Properties, REIT	4,100	87
Friedman, Billings, Ramsey Group, REIT, Class A (2)	10,803	101
General Growth Properties, REIT	16,236	793
Getty Realty, REIT	2,460	72
Glenborough Realty Trust, REIT (2)	2,940	64
Glimcher Realty Trust, REIT (2)	3,060	87
Global Signal, REIT	5,287	260
GMH Communities Trust, REIT (2)	4,600	54
Government Properties Trust, REIT	4,700	45
Health & Retirement Properties, REIT	12,900	151
Health Care, REIT (2)	3,450	131
Health Care Property Investors, REIT (2)	9,050	257
Healthcare Realty Trust, REIT (2)	3,480	130
Heritage Property Investment Trust, REIT (2)	3,100	123
Hersha Hospitality Trust, REIT (2)	3,900	38
Highland Hospitality, REIT	4,100	52
Highwoods Properties, REIT	3,313	112
Home Properties of New York, REIT	1,890	97
Homebanc, REIT (2)	6,700	59
Hospital Properties Trust, REIT (2)	4,050	177
Host Marriott, REIT (2)	25,525	546
Impac Mortgage Holdings, REIT (2)	6,000	58
Innkeepers USA, REIT	3,350	57
Investors Real Estate Trust, REIT (2)	4,550	43
IStar Financial, REIT	6,492	249
Jones Lang Lasalle	2,410	184
Kilroy Realty, REIT	2,220	172
Kimco Realty, REIT (2)	7,710	313
Kite Realty Group Trust, REIT	2,600	41
KKR Financial, REIT	5,200	117
LaSalle Hotel Properties, REIT	2,400	98
Lexington Corporate Properties, REIT	3,150	66
Liberty Property Trust, REIT (2)	5,133	242
Longview Fibre (2)	3,450	89
LTC Properties, REIT	2,850	66
Macerich Company, REIT	4,761	352
Mack-Cali Realty, REIT	3,434	165
Maguire Properties, REIT	3,280	120
MeriStar Hospitality, REIT (1)(2)	7,913	82
MFA Mortgage Investments	5,980	38
MHI Hospitality	5,400	50
Mid-America Apartment Communities, REIT	1,330	73
Mission West Properties, REIT	3,540	42
Monmouth Real Estate Investment, REIT, Class A	8,800	74
MortgageIT Holdings, REIT (2)	3,100	34
National Health Investors, REIT	2,720	69
National Health Realty, REIT (2)	3,400	68
Nationwide Health Properties, REIT (2)	4,860	104
New Century Financial, REIT (2)	3,800	175
New Plan Excel Realty, REIT	5,658	147
Newcastle Investment, REIT	3,100	74
NovaStar Financial, REIT (2)	2,250	75
Omega Healthcare Investors, REIT	4,850	68
Pan Pacific Retail Properties, REIT	2,700	191
Parkway Properties, REIT (2)	1,300	57
Pennsylvania, REIT (2)	2,631	116
Pittsburgh & West Virginia Railroad, REIT (2)	5,900	54
PMC Commercial Trust, REIT	2,288	31
Post Properties, REIT	2,600	116
Potlatch, REIT (2)	4,032	173
PS Business Parks, REIT	1,500	84
Ramco-Gershenson Properties, REIT (2)	1,800	54
Rayonier, REIT	5,134	234
Realty Income, REIT	5,100	123
Reckson Associates Realty, REIT (2)	5,200	238
Redwood Trust, REIT (2)	1,605	70
Regency Centers, REIT (2)	4,486	301
Resource Asset Investment Trust, REIT	2,020	57
Saul Centers, REIT	1,650	72
Saxon Capital, REIT (2)	3,600	38
Senior Housing Properties, REIT	5,414	98
Shurgard Storage Centers, REIT	3,600	240
Sizeler Property Investors, REIT (2)	2,800	41
SL Green Realty, REIT	2,890	293
Sovran Self Storage, REIT	1,500	83
St. Joe (2)	4,970	312
Strategic Hotel Capital, REIT (2)	3,300	77
Sun Communities, REIT	1,750	62
Sunset Financial Resources, REIT	2,700	25
Sunstone Hotel Investors, REIT	4,000	116
Tanger Factory Outlet Centers, REIT (2)	2,440	84
Taubman Centers, REIT	3,600	150
Tejon Ranch (1)(2)	1,170	57
Thomas Properties	2,700	37
Thornburg Mortgage, REIT (2)	6,709	182
Town & Counntry Trust, REIT (2)	2,000	81
Trammell Crow (1)	1,050	37
Trizec Properties, REIT	10,112	260
Trustree Properties, REIT (2)	4,200	64
U Store It REIT	5,000	101
United Dominion Realty Trust, REIT (2)	9,388	268
Universal Health Realty Income Trust, REIT	2,350	86
Urstadt Biddle Properties, REIT	3,600	63
Urstadt Biddle Properties, Class A, REIT (2)	2,400	43
Vencor, REIT (2)	7,540	250
Washington SBI, REIT (2)	3,000	109
Weingarten Realty, REIT	6,040	246
Wellsford Real Properties (1)(2)	5,200	41
WP Carey & Co	2,140	57
		19,708
Thrifts & Mortgage Finance 2.1%
Accredited Home Lenders (1)(2)	1,630	83
Aether Holdings (1)	8,150	31
Ameriana Bancorp	960	13
Anchor Bancorp Wisconsin (2)	1,780	54
Astoria Financial (2)	6,321	196
Bank Mutual	4,861	58
BankAtlantic, Class A	3,950	57
BankUnited Financial	2,470	67
Brookline Bancorp (2)	3,829	59
Camco	2,800	40
Capital Crossing Bank (1)(2)	1,000	32
Capitol Federal Financial (2)	5,626	182
Charter Financial (2)	1,760	67
Charter Municipal Mortgage Acceptance (2)	3,501	71
Citizens First Bancorp	1,303	37
City Bank Lynnwood Washington Capital Stock	1,150	54
Clifton Savings Bancorp (2)	4,200	45
Coastal Financial Corp. Delaware (2)	2,726	38
Commercial Capital Bancorp (2)	3,980	56
Cooperative Bankshares (2)	1,650	38
CORUS Bankshares (2)	1,800	107
Delta Financial (2)	4,600	44
Dime Community Bancshares (2)	3,400	49
Doral Financial (2)	7,120	82
Downey Financial (2)	1,750	118
Federal Agricultural Mortgage, Class A	1,100	21
Fidelity Bankshares (2)	2,095	70
First Busey	2,775	59
First Federal Bancshares of Arkansas	1,500	39
First Financial Holdings	1,550	49
First Niagara Financial	7,317	107
First Place Financial (2)	1,749	43
FirstFed Financial (1)(2)	1,020	61
Flagstar Bancorp (2)	4,700	71
Flushing Financial	2,125	37
Franklin Bank Corp. (1)	2,750	53
Fremont General (2)	5,500	119
Harbor Florida Bancshares (2)	2,000	76
Hingham Institution for Savings	1,100	43
Home Federal Savings Bank	1,700	46
Horizon Financial	1,725	44
Hudson City Bancorp	41,091	546
Independence Community Bank	5,137	214
IndyMac Mortgage Holdings (2)	4,260	174
ITLA Capital	684	33
Kearny Financial (2)	5,200	71
KNBT Bankcorp	2,300	38
MAF Bancorp	1,663	73
Nasb Financial	1,256	43
Net Bank	5,119	37
New Hampshire Thrift	800	13
New York Community Bancorp (2)	16,237	284
Newalliance Bancshares (2)	7,050	102
NewMil Bancorp (2)	2,100	62
Northwest Bancorp (2)	3,080	76
OceanFirst Financial	2,450	60
Ocwen Financial (1)(2)	4,730	48
Partners Trust Financial Group (2)	4,788	57
People's Bank (2)	9,872	323
Peoples Community Bancorp	1,600	33
PFF Bancorp	2,465	83
PMI Group (2)	6,020	276
Pocahontas Bancorp (2)	2,000	26
Provident Financial Services (2)	4,318	78
Provident New York Bancorp	4,702	61
R&G Financial, Class B (2)	1,980	25
Radian	5,408	326
Riverview Bancorp (2)	3,800	102
Sound Federal Bancorp	2,290	47
Triad Guaranty (1)(2)	1,150	54
United Community Financial	3,200	39
W Holdings Company (2)	11,678	92
Washington Federal (2)	4,568	111
Webster Financial	2,977	144
Willow Grove Bancorp	2,392	42
WSFS Financial	850	53
		6,462

Total Financials		73,504

HEALTH CARE 10.8%

Biotechnology 4.6%
Abgenix (1)(2)	6,270	141
Acadia Pharmaceuticals (1)(2)	4,400	70
Affymetrix (1)(2)	4,940	163
Albany Molecular Research (1)	2,210	22
Alexion Pharmaceutical (1)	2,250	80
Alkermes (1)(2)	6,110	135
Allos Therapeutics (1)	300	1
Alnylam Pharmaceuticals (1)(2)	3,300	58
Altus Pharmaceuticals (1)(2)	2,400	53
Amylin Pharmaceuticals (1)(2)	7,363	360
Antigenics (1)(2)	4,600	13
Arena Pharmaceuticals (1)(2)	3,600	65
Ariad Pharmaceuticals (1)(2)	4,500	30
Arqule (1)	5,500	32
Array BioPharma (1)	5,800	53
Avalon Pharmaceuticals (1)	6,600	33
AVI BioPharma (1)(2)	8,500	65
BioCryst Pharmaceuticals (1)(2)	2,500	45
BioMarin Pharmaceutical (1)	6,390	86
BioSphere Medical (1)(2)	3,500	26
Caliper Life Sciences (1)	4,550	29
Cambrex (2)	1,210	24
Celera Genomics (1)(2)	5,333	62
Celgene (1)(2)	23,380	1,034
Cell Genesys (1)(2)	4,700	38
Cell Therapeutics (1)(2)	6,500	12
Cephalon (1)(2)	3,610	218
Cepheid (1)(2)	5,300	49
Charles River Laboratories International (1)(2)	4,700	230
Cotherix (1)(2)	2,800	26
Critical Therapeutics (1)(2)	3,100	16
Cubist Pharmaceuticals (1)(2)	3,500	80
CuraGen (1)(2)	3,200	16
CV Therapeutics (1)(2)	3,200	71
Cytokinetics (1)(2)	3,600	26
Dendreon (1)(2)	6,260	29
Digene (1)	1,700	66
Diversa (1)(2)	5,500	50
DOV Pharmaceutical (1)(2)	3,600	58
Dyax (1)	6,500	38
Dynavax Technologies (1)	4,300	26
Encysive Pharmaceuticals (1)(2)	5,500	27
Enzo Biochem (1)(2)	2,885	39
Enzon Pharmaceuticals (1)	4,360	35
EXACT Sciences (1)(2)	4,000	12
Exelixis (1)(2)	7,190	86
Gene Logic (1)(2)	3,160	15
Genentech (1)	71,534	6,045
Genitope (1)(2)	2,600	23
Genta (1)(2)	770	2
Geron (1)(2)	5,550	46
Harvard Bioscience (1)(2)	6,200	27
Human Genome Sciences (1)(2)	8,980	98
ICOS (1)(2)	4,409	97
Idenix Pharmaceuticals (1)(2)	3,500	47
ImClone Systems (1)(2)	5,543	189
ImmunoGen (1)(2)	4,000	17
Incyte Genomics (1)(2)	7,160	43
Indevus Pharmaceuticals (1)(2)	5,900	37
Inhibitex (1)(2)	4,400	32
InterMune (1)(2)	2,970	55
Introgen Therapeutics (1)(2)	6,700	36
Isis Pharmaceuticals (1)(2)	6,480	58
Keryx Biopharmaceuticals (1)(2)	2,500	48
Kosan Biosciences (1)(2)	4,100	24
Lexicon Genetics (1)(2)	7,100	39
Lipid Sciences (1)(2)	5,900	14
Luminex (1)(2)	3,600	54
Mannkind (1)(2)	4,100	84
Martek Biosciences (1)(2)	2,100	69
Maxygen (1)	3,100	26
Medarex (1)(2)	8,100	107
Millennium Pharmaceuticals (1)(2)	19,901	201
Momenta Pharmaceuticals (1)(2)	2,800	55
Myogen (1)	3,200	116
Myriad Genetics (1)(2)	2,990	78
Nabi (1)(2)	3,950	22
Nektar Therapeutics (1)(2)	6,200	126
NeoPharm (1)(2)	3,282	27
NeoRx (1)	2,500	3
Neurocrine Biosciences (1)(2)	2,400	155
Neurogen (1)(2)	4,900	30
Novavax (1)(2)	4,000	32
NPS Pharmaceuticals (1)(2)	3,850	33
Nuvelo (1)(2)	4,400	78
ONYX Pharmaceuticals (1)(2)	2,550	67
Orchid Cellmark (1)(2)	3,160	18
Oscient Pharmaceuticals (1)(2)	7,800	16
OSI Pharmaceuticals (1)(2)	3,527	113
Panacos Pharmaceuticals (1)(2)	6,500	49
PDL Biopharma (1)(2)	7,460	245
Pharmacopeia Drug Discovery (1)(2)	3,605	21
Pharmacyclics (1)	3,500	16
Pharmion (1)(2)	2,200	40
Point Therapeutics (1)(2)	3,300	11
Progenics Pharmaceuticals (1)(2)	2,200	58
Regeneron Pharmaceuticals (1)	4,550	76
Rigel Pharmaceuticals (1)(2)	2,100	24
Sangamo BioSciences (1)	4,800	29
Savient Pharmaceuticals (1)(2)	6,400	34
Sciclone Pharmaceuticals (1)(2)	4,400	16
Seattle Genetics (1)(2)	7,720	40
Seracare Life Sciences (1)(2)	2,200	8
Serologicals (1)(2)	2,010	49
Sirna Therapeutics (1)(2)	8,500	57
StemCells (1)(2)	8,300	30
Strategene (2)	3,300	36
Tanox (1)(2)	3,550	69
Techne (1)	2,600	156
Telik (1)(2)	1,900	37
Tercica (1)(2)	3,500	23
Theravance (1)(2)	3,800	107
Third Wave Technologies (1)	5,600	18
Titan Pharmaceuticals (1)(2)	3,900	13
Trimeris (1)(2)	2,850	39
United Therapeutics (1)(2)	1,500	99
Vertex Pharmaceuticals (1)(2)	7,555	276
XOMA (1)(2)	8,700	20
Zymogenetics (1)(2)	4,800	104
		14,230
Health Care Equipment & Supplies 2.6%
Abaxis (1)(2)	1,900	43
ABIOMED (1)(2)	3,400	44
Advanced Medical Optics (1)(2)	4,540	212
Align Technology (1)(2)	4,930	45
American Medical Systems (1)	4,900	110
Analogic	980	65
Arrow International (2)	3,010	98
ArthroCare (1)(2)	2,120	101
Aspect Medical Systems (1)	1,850	51
Beckman Coulter	3,792	207
Bio-Rad Laboratories, Class A (1)(2)	1,800	112
Biolase Technology (2)	4,000	38
Biosite Diagnostics (1)(2)	1,200	62
Bioveris (1)(2)	4,080	16
Bruker BioSciences (1)	9,250	50
Candela Laser (1)	3,200	69
Cerus (1)	3,470	30
Conceptus (1)(2)	3,100	41
CONMED (1)(2)	1,850	35
Cooper Companies (2)	3,061	165
Cyberonics (1)(2)	1,800	46
Cytyc (1)(2)	7,887	222
Dade Behring Holdings	5,924	212
Datascope	1,280	51
Dentsply International	5,400	314
Diagnostic Products	1,937	92
Digirad (1)	8,200	35
Dionex (1)(2)	1,500	92
DJ Orthopedics (1)	2,090	83
Edwards Lifesciences (1)	4,050	176
Endologix (1)(2)	6,000	28
EPIX Pharmaceuticals (1)(2)	6,000	21
EV3 (1)(2)	4,700	83
Exactech (1)	1,700	24
Foxhollow Technologies (1)(2)	1,700	52
Gen-Probe (1)(2)	3,520	194
Greatbatch (1)(2)	1,550	34
Haemonetics (1)	1,900	96
Hillenbrand Industries	3,950	217
Hologic (1)	3,500	194
ICU Medical (1)(2)	1,400	51
IDEXX Laboratories (1)	2,300	199
Immucor (1)	3,512	101
Integra LifeSciences (1)(2)	2,300	94
Intermagnetics General (1)(2)	3,130	78
Intuitive Surgical (1)(2)	2,410	284
Invacare	1,800	56
Inverness Medical Innovations (1)	1,860	53
Invitrogen (1)(2)	3,242	227
Kensey Nash (1)(2)	1,500	43
Kinetic Concepts (1)	4,850	200
Kyphon (1)(2)	2,900	108
Laserscope (1)(2)	1,750	41
Lifecore Biomedical (1)	1,700	20
Medical Action Industries (1)	2,300	55
Mentor (2)	2,960	134
Meridian Bioscience (2)	2,250	61
Merit Medical Systems (1)	2,825	34
Molecular Devices (1)(2)	1,550	51
National Dentex (1)	1,400	33
NMT Medical (1)	2,200	36
OraSure Technologies (1)(2)	3,675	38
PolyMedica (2)	1,950	83
Possis (1)(2)	2,250	23
Quidel (1)(2)	3,700	48
Regeneration Technologies (1)(2)	3,600	28
ResMed (1)	4,600	202
Respironics (1)	5,000	195
Rita Medical Systems (1)(2)	5,410	21
Sonic Innovations (1)	5,500	28
SonoSite (1)(2)	1,550	63
Steris	4,691	116
SurModics (1)(2)	1,550	55
Sybron Dental Specialties (1)	2,750	113
Synovis Life Technologies (1)	2,200	23
Theragenics (1)(2)	3,400	11
Thoratec (1)	3,952	76
TriPath Imaging (1)(2)	3,850	27
Urologix (1)	3,300	12
Varian (1)	2,500	103
Varian Medical Systems (1)	8,791	494
Ventana Medical Systems (1)	2,500	104
Viasys Healthcare (1)(2)	2,150	65
Vital Signs	1,250	69
West Pharmaceutical Services (2)	2,580	90
Wright Medical Group (1)(2)	2,300	45
Zoll Medical (1)	1,300	34
		7,985
Health Care Providers & Services 2.6%
Accelrys (1)(2)	4,510	33
Alliance Imaging (1)	6,600	43
Allscripts Healthcare (1)(2)	3,400	62
AmeriGroup (1)(2)	3,580	75
AMICAS (1)(2)	4,500	21
AMN Healthcare Services (1)	2,505	47
AmSurg, Class A (1)	2,400	54
Apria Healthcare (1)(2)	3,540	81
Bioscrip (1)	3,600	26
Brookdale Senior Living (2)	4,600	174
Capital Senior Living (1)(2)	4,300	48
Centene (1)	3,100	90
Cerner (1)(2)	4,860	231
Chemed	2,000	119
Community Health System (1)(2)	5,722	207
Computer Programs and Systems (2)	1,200	60
CorVel (1)	1,050	23
Covance (1)	4,212	247
Cross Country Healthcare (1)	2,480	48
CryoLife (1)(2)	2,850	13
DaVita (1)	6,975	420
Dendrite International (1)(2)	3,190	44
E Research Technology (1)(2)	3,380	49
Eclipsys (1)	3,400	80
Emdeon (1)(2)	23,181	250
Five Star Quality Care (1)	3,800	41
Genesis Healthcare (1)	1,570	69
Gentiva Health Services (1)(2)	2,350	43
Hanger Orthopedic Group (1)(2)	5,450	38
Health Net (1)	7,630	388
HealthExtras (1)(2)	3,300	117
Healthspring (1)	5,000	93
HealthStream (1)	9,900	37
Healthways (1)(2)	2,341	119
Henry Schein (1)	5,700	273
HMS Holdings (1)(2)	3,800	33
Hooper Holmes	7,650	22
Kindred Healthcare (1)(2)	2,514	63
LCA- Vision (2)	1,850	93
LifePoint Hospitals (1)(2)	3,530	110
Lincare Holdings (1)	6,455	251
Magellan Health Services (1)	2,600	105
Matria Healthcare (1)	1,650	63
Medcath (1)(2)	2,250	43
Medical Staffing Network (1)(2)	3,800	20
Merge Healthcare (1)	2,200	35
Molina Healthcare (1)(2)	2,001	67
National Healthcare (2)	1,877	75
National Wireless Holdings	1,900	26
Odyssey Healthcare (1)(2)	2,887	50
Omnicare (2)	8,116	446
Omnicell (1)(2)	2,720	31
OPTION CARE (2)	2,953	42
Owens & Minor	2,600	85
Parexel International (1)(2)	2,790	74
PDI (1)(2)	1,000	12
Pediatrix Medical Group (1)(2)	1,600	164
Per-Se Technologies (1)(2)	3,014	80
Pharmaceutical Product Development	7,922	274
PHC (1)	3,100	7
PSS World Medical (1)	4,490	87
Psychiatric Solutions (1)(2)	4,000	133
Q-Med (1)(2)	2,600	24
RehabCare Group (1)	1,600	30
Res-Care (1)	2,900	53
Sierra Health Services (1)(2)	3,900	159
Sunrise Senior Living (1)(2)	2,600	101
Symbion (1)(2)	1,600	36
Triad Hospitals (1)(2)	5,534	232
TriZetto Group (1)(2)	3,700	65
U.S. Physical Therapy (1)	2,000	34
United Surgical Partners International (1)(2)	3,250	115
UnitedHealth Group	247	14
Universal Health Services (2)	3,247	165
VCA Antech (1)	5,600	160
Ventiv Health (1)	2,200	73
VistaCare, Class A (1)(2)	2,650	41
WebMD Health (1)(2)	4,500	187
Wellcare Health Plans (1)(2)	2,586	118
		7,861
Pharmaceuticals 1.0%
Adams Respiratory Therapeutics (1)	2,200	87
Adolor (1)	3,600	86
Alexza Pharmaceuticals (1)	6,000	59
Allergan	1,123	122
Alpharma, Class A (2)	3,300	89
American Pharmaceutical (1)(2)	5,250	150
Andrx (1)	4,990	118
Atherogenics (1)(2)	2,600	42
Barrier Therapeutics (1)(2)	3,300	32
Bentley Pharmaceuticals (1)(2)	1,872	25
Bradley Pharmaceuticals (1)(2)	1,700	25
Columbia Laboratories (1)(2)	5,600	28
Connetics (1)(2)	2,550	43
Discovery Laboratories (1)(2)	4,820	35
Endo Pharmaceutical (1)	9,119	299
First Horizon Pharmaceutical (1)(2)	2,910	73
Inspire Pharmaceuticals (1)(2)	2,950	15
K-V Pharmaceutical, Class A (1)(2)	4,050	98
Kos Pharmaceuticals (1)	3,350	160
Medicines Company (1)(2)	3,390	70
Medicis Pharmaceutical, Class A (2)	4,000	130
MGI Pharma (1)(2)	5,440	95
New River Pharmaceuticals (1)(2)	3,600	120
Nitromed (1)(2)	2,500	21
Noven Pharmaceuticals (1)(2)	2,253	41
Pain Therapeutics (1)(2)	3,900	42
Par Pharmaceutical (1)(2)	2,194	62
Penwest Pharmaceuticals (1)(2)	2,300	50
Perrigo (2)	6,765	110
Salix Pharmaceuticals (1)(2)	3,773	62
Santarus (1)(2)	4,700	35
Sepracor (1)(2)	7,049	344
Valeant Pharmaceuticals (2)	6,410	102
ViroPharma (1)(2)	5,400	69
VIVUS (1)(2)	5,000	17
		2,956

Total Health Care		33,032

INDUSTRIALS & BUSINESS SERVICES 10.5%

Aerospace & Defense 0.9%
AAR (1)	2,400	68
Alliant Techsystems (1)(2)	2,100	162
Allied Research (1)(2)	1,400	31
Applied Signal Technology (2)	1,150	23
Argon (1)(2)	2,100	71
Armor Holdings (1)(2)	2,150	125
Aviall (1)(2)	2,200	84
BE Aerospace (1)	4,550	114
Ceradyne (1)(2)	1,900	95
Cubic Corp	1,700	41
Curtiss-Wright (2)	1,300	86
DRS Technologies (2)	3,385	186
Ducommun (1)	700	16
Edac Technologies (1)	4,500	17
EDO (2)	1,710	53
Esterline Technologies (1)(2)	1,690	72
GenCorp (1)(2)	3,910	80
HEICO, Class A	3,020	82
Hexcel (1)(2)	5,600	123
Innovative Solutions and Support (1)(2)	2,100	27
Ionatron (1)(2)	6,100	82
Kaman, Class A	2,161	54
KVH Industries (1)(2)	2,400	27
Ladish Company (1)(2)	1,700	49
Moog, Class A (1)	2,530	90
MTC Technologies (1)(2)	1,400	39
Orbital Sciences (1)(2)	3,570	57
Precision Castparts	8,508	505
Sequa, Class A (1)(2)	800	78
SPACEHAB (1)	5,700	5
Sypris Solutions (2)	1,800	17
Teledyne Technologies (1)	2,000	71
Triumph Group (1)(2)	850	38
United Industrial (2)	1,300	79
		2,747
Air Freight & Logistics 0.6%
C H Robinson Worldwide (2)	11,800	579
EGL (1)	2,830	127
Expeditors International of Washington (2)	7,200	622
Forward Air	3,185	119
Hub Group, Class A (1)	1,800	82
Pacer International	2,880	94
Park Ohio Holdings (1)(2)	1,900	38
UTi Worldwide (2)	7,200	228
		1,889
Airlines 0.5%
AirTran (1)(2)	7,130	129
Alaska Air Group (1)(2)	1,750	62
AMR (1)(2)	13,110	355
Continental Airlines, Class B (1)(2)	6,640	179
ExpressJet Holdings (1)	4,360	32
Frontier Airlines (1)(2)	3,200	25
JetBlue Airways (1)(2)	6,762	73
Mesa Air Group (1)(2)	2,821	32
Pinnacle Airlines (1)(2)	3,600	24
SkyWest (2)	3,930	115
United Airlines (1)	9,100	363
US Airways Group (1)(2)	5,256	210
World Air Holdings (1)	3,500	34
		1,633
Building Products 0.4%
AAON (1)(2)	1,782	43
Advanced Environmental Recycling, Class A (1)	4,000	9
American Woodmark (2)	1,180	42
Ameron International (2)	1,000	73
Apogee Enterprises (2)	2,800	47
ElkCorp (2)	1,780	60
Griffon (1)(2)	2,100	52
Jacuzzi Brands (1)(2)	6,400	63
Lennox International (2)	4,490	134
NCI Building Systems (1)(2)	1,350	81
Simpson Manufacturing (2)	3,200	138
Trex (1)(2)	2,200	70
Universal Forest Products	1,290	82
USG (1)(2)	3,150	299
		1,193
Commercial Services & Supplies 2.6%
A. T. Cross (1)	2,800	16
Ablest (1)(2)	1,700	16
ABM Industries	3,450	66
Acco Brands (1)(2)	3,700	82
Adesa (2)	6,448	172
Administaff	2,050	111
Advisory Board (1)	1,540	86
Angelica	1,400	29
ARAMARK, Class B	11,518	340
Banta (2)	1,349	70
Bowne (2)	3,450	58
Brady, Class A	3,500	131
Brinks Company (2)	4,049	206
Casella Waste Systems, Class A (1)(2)	2,175	31
CBIZ (1)(2)	6,650	53
CDI (2)	1,900	55
Central Parking (2)	2,060	33
Cenveo (1)(2)	4,600	76
ChoicePoint (1)	5,157	231
Clean Harbor (1)(2)	1,800	53
Coinstar (1)	1,750	45
Consolidated Graphics (1)	1,300	68
Copart (1)(2)	6,400	176
Cornell Companies (1)	2,200	32
Corporate Executive Board	3,200	323
Corrections Corp of America (1)	2,767	125
CoStar Group (1)(2)	1,540	80
CRA International (1)(2)	950	47
Deluxe (2)	4,528	119
DiamondCluster International (1)	3,650	39
Dun & Bradstreet (1)	5,300	406
Duratek (1)	1,600	35
Ecology and Environment, Class A	1,900	20
Ennis Business Forms (2)	2,457	48
First Consulting Group (1)	5,500	41
FTI Consulting (1)	2,595	74
G & K Services, Class A (2)	1,570	67
GEO (1)	900	30
Global Cash Access (1)	5,400	95
Heidrick & Struggles International (1)	1,358	49
Herman Miller	4,150	135
HNI Corporation	3,580	211
ICT Group (1)(2)	2,600	71
IHS (1)	1,000	27
IKON Office Solutions	8,170	116
Innotrac (1)	2,300	9
John H. Harland (2)	1,830	72
Kelly Services, Class A (2)	2,432	66
Kforce (1)(2)	4,056	52
Knoll	3,300	70
Korn/Ferry (1)(2)	2,800	57
Labor Ready (1)(2)	3,700	89
Layne Christensen (1)	1,800	60
Learning Tree International (1)(2)	2,050	25
LECG (1)(2)	2,250	43
Manpower (2)	5,576	319
McGrath RentCorp (2)	2,300	69
Mine Safety Appliances (2)	2,700	113
Mobile Mini (1)	2,800	87
Multi-Color	1,275	38
Navigant Consulting (1)	3,000	64
NCO Group (1)(2)	2,426	58
On Assignment (1)	3,750	41
PHH (1)	3,579	96
Pike Electric (1)	2,100	44
Republic Services (2)	8,950	381
Resources Global Professionals (1)(2)	3,300	82
Rollins (2)	4,675	95
School Specialty (1)	1,426	49
Sirva (1)	5,300	45
SOURCECORP (1)	1,200	29
Spherion (1)	3,980	41
Standard Register	1,700	26
Steelcase, Class A (2)	10,459	188
Stericycle (1)	3,050	206
Strategic Distribution (1)	1,400	13
Synagro Technologies	13,100	66
Taleo, Class A (1)	2,100	27
TeleTech Holdings (1)	5,590	62
Tetra Tech (1)	4,550	87
TRC (1)(2)	1,500	20
TRM Copy Centers (1)(2)	3,500	24
United Stationers (1)	1,873	99
Utek (1)(2)	1,500	19
Viad	1,877	64
Volt Information Sciences (1)	1,300	40
Waste Connections (1)(2)	2,850	113
Watson Wyatt (2)	2,250	73
West Corporation (1)(2)	4,467	200
		7,915
Construction & Engineering 0.6%
EMCOR Group (1)	2,280	113
Englobal (1)(2)	4,500	66
Foster Wheeler (1)(2)	6,300	298
Granite Construction	2,800	136
Insituform Technologies (1)	1,950	52
Jacobs Engineering Group (1)(2)	3,919	340
McDermott International (1)	5,050	275
Michael Baker (1)	1,600	45
Quanta Services (1)(2)	8,250	132
Shaw Group (1)	5,150	157
Sterling Construction (1)	2,800	61
URS Corporation (1)	3,300	133
Williams Scotsman International (1)	2,600	65
Xanser (1)	8,700	38
		1,911
Electrical Equipment 0.8%
A.O. Smith	2,260	119
Acuity Brands	2,950	118
American Superconductor (1)(2)	2,800	32
AMETEK	4,000	180
Artesyn Technologies (1)	3,850	42
Baldor Electric	2,540	86
Beacon Power (1)(2)	9,300	16
BTU International (1)(2)	2,400	39
C&D Technologies (2)	3,200	30
Capstone Turbine (1)(2)	9,200	33
Channell Commercial (1)	3,600	18
Chase	2,100	32
Color Kinetics (1)(2)	2,800	59
Encore Wire (1)(2)	2,075	70
Energy Conversion Devices (1)(2)	2,300	113
Franklin Electric (2)	1,700	93
Fuelcell Energy (1)(2)	3,650	42
General Cable (1)	4,100	124
Genlyte Group (1)	1,800	123
Global Power Equipment (1)(2)	4,300	17
GrafTech International (1)(2)	9,150	56
Hubbell, Class B (2)	4,233	217
II-VI (1)(2)	2,600	47
LSI Industries (2)	2,225	38
Medis Technologies (1)(2)	2,500	58
Orbit International (1)	1,250	12
Phazar (1)(2)	900	13
Plug Power (1)(2)	9,700	48
Powell Industries (1)(2)	1,100	24
Regal-Beloit (2)	2,100	89
Thomas & Betts (1)	3,776	194
Ultralife Batteries (1)(2)	2,100	27
Valence Technology (1)(2)	7,088	18
Vicor (2)	3,600	71
Woodward Governor	2,400	80
		2,378
Industrial Conglomerates 0.3%
Carlisle Companies	2,010	165
Roper Industries	5,626	274
Teleflex	2,530	181
Tredegar	2,900	46
Walter Industries (2)	2,900	193
		859
Machinery 2.2%
3-D Systems (1)(2)	10,200	218
A.S.V. (1)(2)	2,500	81
Accuride (1)	5,700	66
Actuant, Class A	1,710	105
AGCO (1)(2)	5,350	111
Albany International	2,003	76
American Science Engineering (1)(2)	700	65
Astec Industries (1)	1,600	57
Barnes Group	1,900	77
Briggs & Stratton (2)	3,000	106
Bucyrus International, Class A (2)	2,100	101
Cascade (2)	850	45
CLARCOR	3,340	119
Columbus McKinnon (1)	1,900	51
Commercial Vehicle Group (1)(2)	1,900	37
Crane (2)	3,441	141
Donaldson (2)	5,371	181
EnPro Industries (1)(2)	1,350	46
ESCO Electronics (1)	1,740	88
Federal Signal (2)	3,000	56
Flowserve (1)	3,860	225
Freightcar America (2)	800	51
Gardner Denver Machinery (1)	1,800	117
Graco	4,375	199
Graham	1,200	23
Greenbrier Companies	1,400	56
Harsco	2,630	217
Hurco Companies (1)	1,000	27
IDEX (2)	3,070	160
JLG Industries	6,776	209
Joy Global	8,187	489
Kaydon (2)	1,970	80
Kennametal	2,300	141
Lincoln Electric Holdings	2,690	145
Lindsay Manufacturing (2)	1,250	34
Manitowoc	2,030	185
Met-Pro	3,977	53
Middleby (1)(2)	700	59
Mueller Industries	2,500	89
NACCO Industries	500	77
Nordson (2)	2,110	105
Oshkosh Truck	4,900	305
Pentair (2)	6,660	271
RBC Bearings (1)	2,900	59
Robbins & Myers (2)	1,200	26
SPX	4,405	235
Stewart & Stevenson	1,800	66
Tecumseh Products, Class A (2)	1,670	41
Tennant	700	37
Terex (1)	3,430	272
Timken	6,000	194
Titan International (2)	1,600	28
Toro	2,880	138
Trinity Industries (2)	3,520	191
Turbochef Technologies (1)(2)	3,899	48
Twin Disc	900	49
Valmont Industries (2)	1,700	71
Wabash National (2)	2,290	45
Wabtec	3,430	112
Watts Industries, Class A (2)	2,250	82
Wolverine Tube (1)(2)	3,100	12
		6,850
Marine 0.1%
Alexander & Baldwin	2,850	136
Kirby Corporation (1)	1,850	126
Overseas Shipholding Group (2)	2,540	122
		384
Road & Rail 0.8%
Amerco (1)(2)	1,600	158
Arkansas Best	1,810	71
CNF	3,400	170
Dollar Thrifty Auto Group (1)(2)	1,740	79
Florida East Coast Industries (2)	2,150	116
Genesee & Wyoming, Class A (1)	3,318	102
Heartland Express (2)	6,543	143
J.B. Hunt Transport Services (2)	10,852	234
Kansas City Southern Industries (1)(2)	5,300	131
Knight Transportation (2)	6,592	130
Laidlaw International (2)	7,275	198
Landstar Systems	4,400	194
Old Dominion Freight Line (1)	2,812	76
Patriot Transportation Holdings (1)	500	34
Quality Distribution (1)	2,800	36
RailAmerica (1)(2)	2,800	30
SCS Transportation (1)	1,300	38
Swift Transportation (1)(2)	5,317	115
U.S. Xpress Enterprises (1)(2)	1,800	35
USA Truck (1)(2)	1,300	32
Werner Enterprises (2)	5,853	107
YRC Worldwide (1)(2)	3,930	150
		2,379
Trading Companies & Distributors 0.7%
Applied Industrial Technologies (2)	1,975	88
Beacon Roofing Supply (1)(2)	2,200	89
Electro Rent (1)(2)	2,100	36
Fastenal (2)	9,900	469
GATX (2)	3,050	126
H & E Equipment Services (1)	3,600	105
Interline Brands (1)	2,100	53
Lawson Products (2)	900	37
MSC Industrial Direct	4,300	232
NuCo2 (1)	1,800	57
UAP Holding	3,800	82
United Rentals (1)(2)	5,250	181
Valley National Gases	3,400	73
Watsco	2,000	142
WESCO International (1)	3,551	241
		2,011
Transportation Infrastructure 0.0%
Macquarie Infrastructure Company Trust (2)	2,100	68
		68

Total Industrials & Business Services		32,217

INFORMATION TECHNOLOGY 13.9%

Communications Equipment 1.5%
3 Com (1)(2)	25,380	130
ADTRAN (2)	5,073	133
Anaren (1)	2,100	41
Arris Group (1)(2)	8,150	112
Avocent (1)(2)	3,300	105
Aware (1)	3,500	20
Belden CDT	3,163	86
Black Box (2)	670	32
Blue Coat Systems (1)(2)	1,920	42
C-COR.net (1)(2)	4,300	38
Carrier Access (1)(2)	6,700	40
Commscope (1)(2)	3,200	91
Comtech Telecommunications (1)	1,660	48
Digi International (1)	2,160	25
Ditech Communications (1)(2)	3,950	41
Dycom Industries (1)(2)	2,863	61
EMS Technologies (1)	1,700	31
Endwave Corporation (1)(2)	1,800	26
Extreme Networks (1)	10,950	55
F5 Networks (1)	2,850	207
Finisar (1)(2)	19,180	95
Foundry Networks (1)(2)	9,510	173
Harmonic (1)(2)	7,754	49
Harris	8,738	413
Hughes Communications (1)	1,044	43
Inter-Tel	2,170	47
InterDigital Communication (1)	3,960	97
IXIA (1)(2)	5,000	71
Juniper Networks (1)	36,546	699
Mastec (1)(2)	6,650	94
MRV Communications (1)(2)	11,520	47
NMS Communications (1)(2)	5,300	20
Oplink Communications (1)(2)	1,678	29
Optical Cable, Warrants, 10/24/07 (1)	212	—
Optical Cable (1)	2,084	11
Packeteer (1)	3,450	40
PC-Tel (1)(2)	2,300	22
Performance Technologies (1)	2,900	22
Plantronics (2)	3,250	115
Polycom (1)(2)	6,650	144
Powerwave Technologies (1)(2)	8,386	113
Redback Networks (1)(2)	4,277	93
Safenet (1)(2)	1,456	39
SeaChange International (1)(2)	2,550	20
Sirenza Microdevices (1)	8,550	81
Sonus Networks (1)(2)	22,751	125
SpectraLink (2)	2,300	29
Stratex Networks (1)(2)	9,710	60
Stratos Lightwave (1)	4,136	33
Sunrise Telecom (1)	5,900	13
Sycamore Networks (1)	19,500	92
Symmetricom (1)(2)	4,200	36
Tekelec (1)(2)	3,830	53
Telkonet (1)(2)	7,100	30
Terayon Communication Systems (1)(2)	9,100	17
Tollgrade Communications (1)	1,650	25
Tut Systems (1)(2)	6,429	20
UTStarcom (1)(2)	7,800	49
ViaSat (1)	2,300	66
Vyyo (1)	4,000	29
Westell Technologies (1)(2)	6,100	25
Zhone Technologies (1)(2)	8,737	23
		4,666
Computers & Peripherals 1.5%
Adaptec (1)(2)	8,850	49
Advanced Digital Info (1)	5,350	47
Ampex, Class A (1)(2)	900	18
Avid Technology (1)(2)	2,726	118
Brocade Communications Systems (1)	19,422	130
Concurrent Computer (1)(2)	3,700	12
Cray (1)(2)	6,310	11
Datalink (1)	1,600	7
Diebold (2)	4,390	180
Electronics for Imaging (1)(2)	3,700	104
Emulex (1)(2)	5,840	100
Hutchinson Technology (1)(2)	1,720	52
Hypercom (1)(2)	5,320	49
Imation	2,030	87
Immersion (1)	5,300	46
InFocus (1)(2)	3,800	18
Intergraph (1)	2,000	83
Intermec (1)(2)	4,210	128
Iomega (1)(2)	9,160	30
Komag (1)(2)	2,050	98
LaserCard (1)(2)	2,650	60
Lexar Media (1)(2)	8,290	71
Maxtor (1)(2)	18,079	173
McDATA, Class A (1)(2)	10,090	47
Mobility Electronics (1)(2)	2,900	24
Novatel (1)(2)	2,550	23
Overland Storage (1)(2)	3,132	28
Palm (1)(2)	7,840	182
Presstek (1)(2)	3,222	38
Quantum DLT & Storage Systems Group (1)(2)	13,140	49
Rackable Systems (1)	6,200	328
Rimage (1)(2)	1,100	25
Sandisk (1)	12,470	717
SBS Technologies (1)	3,300	53
Seagate Technology (2)	32,042	844
Simpletech (1)(2)	6,900	26
Synaptics (1)	1,950	43
Video Display (1)(2)	2,280	22
Western Digital (1)(2)	14,221	276
		4,396
Electronic Equipment & Instruments 1.8%
Aeroflex (1)(2)	8,350	115
Agilysys	2,552	38
American Technology (1)(2)	5,400	23
Amphenol, Class A (2)	5,636	294
Anixter International (2)	2,200	105
Applied Films (1)(2)	1,840	36
Arrow Electronics (1)	7,175	232
Avnet (1)	9,350	237
AVX (2)	11,252	199
Bell Microproducts (1)(2)	3,000	19
Benchmark Electronics (1)(2)	2,800	107
Brightpoint (1)(2)	3,400	106
CalAmp (1)	3,500	41
CDW (2)	4,990	294
Checkpoint Systems (1)	2,360	63
Cogent (1)(2)	6,536	120
Coherent (1)	1,850	65
CTS (2)	3,450	46
Cyberoptics (1)(2)	1,150	17
Daktronics (2)	1,900	69
Dolby Laboratories, Class A (1)	4,340	91
DTS (1)(2)	2,100	41
Echelon (1)(2)	3,200	30
Electro Scientific Industries (1)	2,200	49
Excel Technology (1)(2)	1,100	32
FLIR Systems (1)(2)	4,700	134
Gerber Scientific (1)	4,100	42
Global Imaging Systems (1)(2)	1,950	74
I D Systems (1)	1,300	33
Identix (1)	7,674	61
Ingram Micro, Class A (1)	10,262	205
Intelli-Check (1)(2)	1,400	9
Itron (1)	1,800	108
Keithley Instruments	1,600	25
KEMET (1)(2)	5,200	49
Landauer	600	30
LeCroy (1)	1,700	27
Littelfuse (1)	1,640	56
Lo-Jack (1)	1,900	46
Maxwell Technologies (1)(2)	1,700	33
Mercury Computer Systems (1)	1,700	28
Merix (1)	3,200	39
Methode Electronics (2)	2,450	27
Metrologic Instruments (1)	2,300	53
MTS Systems	1,850	77
National Instruments	5,250	171
Newport (1)	3,150	59
Nu Horizons Electronics (1)	2,600	22
OSI Systems (1)(2)	2,038	43
OYO Geospace (1)	1,100	65
Park Electrochemical	1,800	53
Paxar (1)(2)	2,460	48
PC Connection (1)(2)	3,000	17
Photon Dynamics (1)	1,250	23
Planar Systems (1)	3,700	63
Plexus (1)	1,760	66
RadiSys (1)	2,000	40
Research Frontiers (1)(2)	5,400	21
Rogers (1)	1,050	57
SatCon Technology (1)	3,200	7
Scansource (1)(2)	1,100	67
Sigmatron International (1)	800	7
Sunpower (1)(2)	4,600	176
Taser International (1)(2)	4,860	52
Tech Data (1)	3,380	125
Technitrol	2,350	56
Trimble Navigation (1)	3,616	163
TTM Technologies (1)(2)	3,950	57
Vishay Intertechnology (1)(2)	11,178	159
Wireless Xcessories (1)	4,500	29
Woodhead Industries	2,100	35
X-Rite (2)	1,700	23
Zygo (1)	2,220	36
		5,365
Internet Software & Services 1.2%
24/7 Media (1)(2)	5,220	55
Akamai Technologies (1)(2)	10,678	351
aQuantive (1)(2)	5,700	134
Ariba (1)(2)	6,415	63
Autobytel (1)(2)	3,860	19
Chordiant Software (1)	6,020	21
Click Commerce (1)(2)	1,900	46
CMGI (1)(2)	29,918	44
CNET Networks (1)	11,291	160
Digital Insight (1)(2)	2,631	96
Digital River (1)	2,750	120
Digitas (1)	6,142	88
Earthlink (1)	10,640	102
Entrust Technologies (1)	5,600	25
Equinix (1)(2)	1,860	119
HomeStore.com (1)(2)	12,850	84
IAC/InterActiveCorp (1)(2)	19,996	589
InfoSpace.com (1)(2)	2,150	60
Interwoven (1)	5,066	46
iVillage (1)(2)	7,300	61
J2 Global Communications (1)(2)	1,750	82
Jupitermedia (1)(2)	2,900	52
Keynote Systems (1)(2)	2,673	31
Marchex, Class B (1)(2)	3,400	73
MatrixOne (1)	5,400	39
NetRatings (1)(2)	3,200	42
Openwave Systems (1)(2)	6,767	146
RealNetworks (1)(2)	13,800	114
S1 (1)(2)	4,600	23
Saba Software (1)(2)	5,087	33
Savvis (1)	26,600	40
Sonicwall (1)(2)	6,600	47
Support.com (1)(2)	2,800	12
The Knot (1)	3,700	67
Travelzoo (1)(2)	1,600	31
Tumbleweed Communications (1)(2)	5,900	18
United Online	5,175	67
ValueClick (1)	7,691	130
Vignette (1)	2,039	30
Vitria Technology (1)	5,137	15
Web Com (1)	3,085	18
Webex Communications (1)(2)	3,443	116
webMethods (1)(2)	4,308	36
Websense (1)	3,300	91
WebSideStory (1)(2)	3,600	62
		3,698
IT Services 2.6%
Accenture, Class A (2)	57,100	1,717
Acxiom	5,200	134
Alliance Data Systems (1)(2)	5,300	248
AnswerThink (1)(2)	4,700	30
Anteon International (1)(2)	2,200	120
BearingPoint (1)(2)	12,492	106
BISYS Group (1)	7,900	107
CACI International, Class A (1)(2)	1,800	118
Ceridian (1)	9,750	248
Checkfree (1)	6,378	322
CIBER (1)(2)	5,440	35
Cognizant Technology Solutions (1)(2)	9,336	555
Computer Horizons (1)	5,500	28
CSG Systems International (1)(2)	3,500	81
DST Systems (1)(2)	5,063	293
Edgewater Technology (1)(2)	3,967	26
EFunds (1)	2,813	73
Electronic Clearing House (1)	3,200	41
Euronet Worldwide (1)(2)	2,650	100
Fidelity National Information	12,600	511
Forrester Research (1)	2,300	51
Gartner Group (1)(2)	7,350	103
Gevity HR (2)	2,160	53
Global Payments	5,112	271
Heartland Payment Systems (1)(2)	2,200	55
Hewitt Associates, Class A (1)	7,190	214
Igate Capital (1)	8,000	47
Indus International (1)	8,600	31
Inforte	2,200	10
InfoUSA (2)	4,900	64
Integral Systems (2)	1,100	30
Intrado (1)	1,800	47
IPayment (1)	1,490	64
Iron Mountain (1)(2)	8,552	348
Kanbay International (1)(2)	2,400	37
Keane (1)(2)	4,430	70
Lightbridge (1)	3,538	39
Man Tech, Class A (1)	2,000	66
Management Network Group (1)(2)	6,200	14
Maximus	1,700	61
Moneygram International	5,809	178
MPS Group (1)(2)	7,340	112
Pegasus Solutions (1)(2)	2,100	20
Perot Systems, Class A (1)	6,970	108
RightNow Technologies (1)(2)	2,800	44
Safeguard Scientifics (1)(2)	9,900	24
Sapient (1)(2)	8,750	67
Sento (1)	1,700	13
SRA International, Class A (1)(2)	3,460	131
Startek	1,700	40
Sykes Enterprises (1)	4,200	60
Syntel (2)	2,710	51
TALX Corporation (2)	2,415	69
Tier Technologies, Class B (1)(2)	2,400	19
TNS (1)	2,100	45
Total System Services (2)	13,066	260
Verifone Holdings (1)(2)	4,500	136
Wright Express Corp (1)	2,700	76
		8,021
Office Electronics 0.1%
Zebra Technologies (1)	4,525	202
		202
Semiconductor & Semiconductor Equipment 2.9%
Actel (1)(2)	1,950	31
Advanced Energy Industries (1)(2)	4,150	59
Aehr Test Systems (1)	1,600	8
Agere Systems (1)	12,537	188
AMIS Holdings (1)(2)	5,400	49
Amkor Technology (1)(2)	15,420	133
Amtech Systems (1)	1,600	12
ANADIGICS (1)(2)	5,795	46
Asyst Technology (1)(2)	7,950	83
Atheros Communications (1)(2)	4,350	114
Atmel (1)(2)	36,990	175
ATMI (1)(2)	2,450	74
Axcelis Technologies (1)(2)	7,730	45
Brooks-Pri Automation (1)(2)	6,016	86
Cabot Microelectronics (1)(2)	1,682	62
California Micro Devices (1)(2)	2,300	18
Catalyst Semiconductor (1)	3,300	16
Centillium Communications (1)(2)	4,400	17
CEVA (1)(2)	4,000	26
Cirrus Logic (1)(2)	7,540	64
Cognex	2,950	87
Cohu (2)	2,200	47
Conexant Systems (1)(2)	33,447	115
Credence Systems (1)(2)	8,300	61
Cree (1)(2)	4,930	162
Cymer (1)(2)	2,800	127
Cypress Semiconductor (1)(2)	10,450	177
DSP Group (1)(2)	1,990	58
EMCORE (1)(2)	6,300	64
Entegris (1)(2)	9,777	104
Exar (1)(2)	3,250	46
Fairchild Semiconductor, Class A (1)	7,910	151
FEI (1)(2)	2,850	57
Formfactor (1)	3,000	118
FSI International (1)(2)	8,200	43
Genesis Microchip (1)(2)	3,100	53
Hi/fn (1)	4,709	37
Hittite Microwave (1)(2)	2,600	88
Integrated Device Technology (1)(2)	12,659	188
Integrated Silicon Solution (1)(2)	4,200	28
International Rectifier (1)(2)	4,920	204
Intersil Holding, Class A	10,676	309
Intevac (1)	2,500	72
IXYS (1)	2,700	25
Kopin (1)(2)	8,100	41
Kulicke & Soffa (1)	5,260	50
Lam Research (1)	9,220	396
Lattice Semiconductor (1)	8,940	59
LTX (1)	8,450	46
Marvell Technology Group (1)	19,500	1,055
Mattson Technology (1)(2)	5,043	60
Micrel (1)(2)	7,200	107
Microchip Technology	14,371	522
Microsemi (1)(2)	1,900	55
Mindspeed Technologies (1)(2)	8,950	36
MKS Instruments (1)(2)	3,300	77
Monolithic System Technology (1)	5,000	44
Nanometrics (1)	2,500	35
Omnivision Technologies (1)(2)	4,830	146
ON Semiconductor (1)(2)	19,460	141
PDF Solutions (1)(2)	2,201	42
Pericom Semiconductor (1)	3,300	32
Photronics (1)(2)	2,860	54
Pixelworks (1)(2)	7,330	36
PLX Technology (1)(2)	3,100	39
Power Integrations (1)(2)	2,800	69
Rambus (1)	7,530	296
RF Micro Devices (1)(2)	15,030	130
Rudolph Technologies (1)(2)	2,100	36
Semitool (1)(2)	2,600	30
Semtech (1)(2)	5,500	98
Sigma Designs (1)(2)	2,600	38
Sigmatel (1)(2)	3,635	32
Silicon Laboratories (1)(2)	3,950	217
Silicon Storage Technology (1)(2)	10,590	46
Skyworks Solutions (1)(2)	11,016	75
Spansion, Class A (1)(2)	9,100	135
SRS Labs (1)	2,700	16
Tessera Technologies (1)(2)	3,060	98
Therma-Wave (1)(2)	3,500	6
Transmeta (1)(2)	14,600	30
TranSwitch (1)(2)	7,700	20
Trident Microsystems (1)	4,300	125
TriQuint Semiconductor (1)(2)	12,880	63
Ultratech Stepper (1)(2)	1,600	39
Varian Semiconductor Equipment (1)	3,762	106
Veeco (1)(2)	2,329	54
Virage Logic (1)(2)	21,000	227
Vitesse Semiconductor (1)(2)	17,801	64
Zoran (1)(2)	3,887	85
		8,935
Software 2.3%
Activision (1)(2)	18,533	256
Actuate (1)	10,400	44
Advent Software (1)(2)	2,300	65
Agile Software (1)(2)	3,900	30
Ansoft (1)	1,100	46
Ansys (1)	2,520	136
ARI Network Services (1)	3,100	7
Aspen Technology (1)(2)	3,400	43
AuthentiDate Holding (1)(2)	4,450	17
BEA Systems (1)	26,872	353
Blackbaud	2,800	59
Borland Software (1)(2)	5,710	31
Bottomline Technologies (1)	2,000	28
Cadence Design Systems (1)(2)	18,117	335
CallWave (1)(2)	4,500	20
Captaris (1)	2,600	12
Catapult Communications (1)(2)	1,100	15
Digimarc (1)(2)	3,400	25
DocuCorp International (1)	2,200	18
ebix.com (1)	800	16
Embarcadero (1)(2)	3,900	27
Epicor Software (1)(2)	4,600	62
EPIQ Systems (1)(2)	1,800	34
EPlus (1)	1,500	21
FactSet Research Systems (2)	3,100	138
Fair Isaac (2)	4,585	182
FalconStor Software (1)(2)	4,600	44
FileNet (1)	2,750	74
Guardian Technologies (1)(2)	3,800	8
Hyperion Solutions (1)	4,025	131
i2 Technologies (1)(2)	1,536	26
Informatica (1)(2)	7,750	121
Interactive Intelligence (1)	3,653	36
Internet Security Systems (1)(2)	3,600	86
InterVoice (1)(2)	3,500	30
Jack Henry & Associates (2)	5,650	129
JDA Software Group (1)	2,300	33
Kronos (1)(2)	2,000	75
Lawson Software (1)(2)	5,900	45
Macrovision (1)(2)	3,210	71
Magma Design Automation (1)	2,550	22
Manhattan Associates (1)(2)	2,360	52
MapInfo (1)	1,575	22
McAfee (1)	12,292	299
Mentor Graphics (1)	5,080	56
MICROS Systems (1)(2)	2,620	121
MicroStrategy (1)	1,106	116
Midway Games (1)(2)	7,679	71
Moldflow (1)	1,200	19
Motive (1)(2)	3,600	14
MRO Software (1)	1,900	30
Napster (1)(2)	5,500	19
NAVTEQ (1)	10,100	512
NetIQ (1)(2)	3,308	37
Nuance Communications (1)(2)	12,611	149
Open Solutions (1)(2)	1,600	44
OPNET Technologies (1)	3,000	32
Opsware (1)(2)	6,550	56
Peerless Systems (1)(2)	3,300	25
Pegasystems (1)(2)	2,200	18
Phoenix Technologies (1)(2)	2,100	14
PLATO Learning (1)	2,666	25
Progress Software (1)	3,250	95
Quality Systems (2)	2,000	66
Quest Software (1)	6,170	103
Radiant Systems (1)	3,550	48
Red Hat (1)(2)	12,050	337
Renaissance Learning (2)	2,350	42
Reynolds & Reynolds, Class A	4,700	134
RSA Security (1)(2)	4,800	86
Salesforce.com (1)(2)	5,340	194
SCO Group (1)(2)	7,000	30
Secure Computing (1)(2)	5,090	59
Sonic Solutions (1)(2)	1,600	29
SPSS (1)	1,600	51
SSA Global Technologies (1)(2)	4,400	71
Sybase (1)(2)	6,122	129
Synopsys (1)	9,386	210
Take-Two Interactive Software (1)(2)	4,445	83
Telecommunication Systems (1)(2)	5,800	15
THQ (1)(2)	4,162	108
TIBCO Software (1)	7,780	65
Transaction Systems Architects, Class A (1)	2,900	91
Ulticom (1)	2,900	31
Ultimate Software Group (1)(2)	3,500	91
Verint Systems (1)(2)	2,260	80
WatchGuard Technologies (1)(2)	4,000	20
Wind River Systems (1)(2)	5,546	69
Witness Systems (1)(2)	1,900	48
		7,067

Total Information Technology		42,350

MATERIALS 4.2%

Chemicals 1.7%
A. Schulman	2,350	58
Airgas	4,950	194
Albermarle (2)	3,300	150
Altair Nanotechnologies (1)(2)	8,400	30
American Vanguard (2)	1,700	52
Arch Chemicals	1,990	61
Cabot	3,950	134
Calgon Carbon (2)	4,400	27
Celanese, Series A	10,721	225
CF Industries	3,700	63
CFC International (1)(2)	1,600	27
Chemtura	15,724	185
Cytec Industries	2,760	166
Ferro (2)	2,960	59
FMC	2,800	174
Georgia Gulf (2)	2,250	58
H.B. Fuller	2,220	114
Huntsman (1)	14,863	287
ICO (1)(2)	5,500	28
Kronos Worldwide (2)	3,420	104
Lesco (1)	2,100	36
Lubrizol	4,600	197
Lyondell Chemical	16,679	332
MacDermid	1,882	61
Minerals Technologies	1,155	67
Mosaic (1)(2)	24,584	353
Nalco Holding (1)	9,563	169
Nanophase Technologies (1)(2)	3,900	30
NL Industries (2)	3,490	37
Olin	4,290	92
OM Group (1)	2,050	47
OMNOVA Solutions (1)	5,700	35
PolyOne (1)	8,030	75
Rockwood Holdings (1)	5,100	117
RPM	7,000	126
Scotts Miracle Gro	4,400	201
Senomyx (1)(2)	4,100	67
Sensient Technologies (2)	2,780	50
Spartech (2)	2,340	56
Symyx Technologies (1)	2,250	62
Terra Industries (1)(2)	8,260	58
Terra Nitrogen (1)(2)	1,900	38
Valhi (2)	7,823	138
Valspar (2)	6,400	178
W. R. Grace (1)(2)	6,600	88
Wellman (2)	4,300	27
Westlake Chemical	4,421	153
		5,086
Construction Materials 0.5%
Devcon International (1)	2,100	21
Eagle Materials (2)	3,870	247
Florida Rock Industries	4,462	251
Headwaters (1)(2)	2,900	115
Lafarge (2)	4,700	395
Martin Marietta Materials	3,100	332
Texas Industries	1,580	96
US Concrete (1)(2)	3,700	53
		1,510
Containers & Packaging 0.5%
Aptargroup	2,380	131
Caraustar (1)(2)	3,850	40
Chesapeake Corporation	1,060	15
Crown Cork & Seal (1)	11,650	207
Graphic Packaging (1)	15,513	32
Greif Brothers	1,450	99
Myers Industries	3,315	53
Owens-Illinois (1)	10,472	182
Packaging Corp. of America	6,055	136
Packaging Dynamics	2,180	30
Rock-Tenn, Class A	2,690	40
Silgan Holdings	2,660	107
Smurfit-Stone Container (1)(2)	16,893	229
Sonoco Products (2)	5,687	193
		1,494
Metals & Mining 1.4%
AK Steel (1)(2)	9,784	147
AMCOL (2)	2,550	73
Carpenter Technology	1,700	161
Century Aluminum (1)	2,443	104
Chaparral Steel (1)	2,180	142
Cleveland-Cliffs (2)	1,500	131
Coeur d'Alene Mines (1)(2)	15,800	104
Commercial Metals	4,500	241
Compass Minerals	2,800	70
Gibraltar Industries	2,325	68
Glamis Gold (1)(2)	8,903	291
Hecla Mining (1)(2)	9,850	65
Meridian Gold (1)	6,544	194
NN	1,700	22
Northwest Pipe (1)	1,400	42
Oregon Steel Mills (1)	2,800	143
Quanex (2)	1,960	131
Reliance Steel & Aluminum	2,250	211
Royal Gold (2)	1,550	56
Ryerson Tull (2)	3,000	80
Schnitzer Steel, Class A (2)	2,475	106
Southern Copper (2)	10,000	845
Steel Dynamics (2)	3,132	178
Steel Technologies	1,400	34
Stillwater Mining (1)(2)	8,516	140
Synalloy (1)	2,200	33
Titanium Metals (1)(2)	5,200	252
U.S. Gold (1)(2)	4,300	39
Universal Stainless & Alloy Products (1)	1,800	46
Worthington Industries (2)	5,363	108
		4,257
Paper & Forest Products 0.1%
Bowater (2)	3,150	93
Buckeye Technologies (1)	3,800	34
Deltic Timber (2)	900	55
Maxxam (1)(2)	1,500	49
P. H. Glatfelter	3,000	55
Pope & Talbot	2,700	18
Schweitzer Mauduit	1,330	32
Wausau Paper (2)	3,200	45
		381

Total Materials		12,728

TELECOMMUNICATION SERVICES 1.8%

Diversified Telecommunication Services 0.6%
Alaska Communications Systems Group (2)	6,100	74
Broadwing (1)(2)	8,154	120
Cincinnati Bell (1)	15,968	72
Commonwealth Telephone Enterprises (2)	1,600	55
Covad Communications Group (1)(2)	15,262	29
CT Communications	1,900	26
D&E Communications (2)	3,609	41
General Communications, Class A (1)	5,870	71
Global Crossing (1)(2)	1,500	40
Hickory Technology	3,600	30
IDT, Class B (1)(2)	6,329	70
Level 3 Communications (1)(2)	53,430	277
Neustar, Class A (1)(2)	4,100	127
North Pittsburgh Systems	2,182	51
Ntelos (1)	4,200	59
NTL (1)	3	—
Panamsat Holding	7,800	194
Premiere Global Services (1)(2)	4,640	37
Shenandoah Telecommunications (2)	700	31
Surewest Communications (2)	1,350	33
Time Warner Telecom, Class A (1)(2)	9,710	174
Valor Communications	8,793	116
Warwick Valley Telephone	1,300	28
		1,755
Wireless Telecommunication Services 1.2%
@Road (1)(2)	6,950	35
American Tower Systems, Class A (1)(2)	27,638	838
Centennial Communications (2)	7,590	56
Crown Castle International (1)	16,181	459
Dobson Communications, Class A (1)(2)	14,300	115
Leap Wireless (1)	4,000	174
Nextel Partners, Class A (1)	17,589	498
NII Holdings, Class B (1)(2)	11,134	657
Price Communications (1)	3,500	62
Rural Cellular, Class A (1)(2)	1,700	25
SBA Communications (1)	6,500	152
SkyTerra Communications (1)	1,200	24
SunCom Wireless Holdings (1)	11,650	22
Syniverse Holdings (1)(2)	5,202	82
Telephone & Data Systems	6,690	264
U.S. Cellular (1)(2)	5,293	314
Ubiquital (1)	7,400	75
Wireless Facilities (1)(2)	6,450	26
		3,878

Total Telecommunication Services		5,633

UTILITIES 2.9%

Electric Utilities 0.8%
ALLETE	2,082	97
Central Vermont Public Service	1,900	40
Cleco (2)	4,100	92
DPL (2)	8,642	233
DQE (2)	4,800	79
El Paso Electric (1)	3,100	59
Empire District Electronics (2)	2,560	57
Great Plains Energy (2)	4,633	130
Hawaiian Electric Industries (2)	4,500	122
IdaCorp (2)	2,110	69
ITC Holdings	3,200	84
Madison Gas and Electric (2)	1,800	60
Maine Maritimes	600	9
Northeast Utilities	8,700	170
Otter Tail	2,850	82
Potomac Electric Power	12,003	273
Reliant Resources (1)(2)	20,344	215
Sierra Pacific Resources (1)	12,200	168
Unisource Energy	2,450	75
United Illuminating	1,100	58
Unitil	3,300	86
Westar Energy	5,650	118
		2,376
Gas Utilities 0.8%
AGL Resources (2)	4,550	164
Atmos Energy	4,760	125
Cascade Natural Gas (2)	2,800	55
Energen	4,920	172
EnergySouth	1,750	56
Equitable Resources	7,960	291
Laclede Gas	1,910	66
National Fuel Gas Company (2)	5,330	175
New Jersey Resources	1,550	70
Northwest Natural Gas (2)	1,190	42
ONEOK (2)	5,872	189
Piedmont Natural Gas Company (2)	4,300	103
Questar	6,150	431
RGC Resources	2,000	51
SEMCO Energy (1)(2)	5,900	33
South Jersey Industries (2)	2,520	69
Southern Union (2)	7,102	176
Southwest Gas	1,880	53
UGI	7,660	161
Washington Gas Light (2)	2,600	79
		2,561
Independent Power Producers & Energy Traders 0.3%
Black Hills (2)	2,340	80
Mirant (1)(2)	20,000	500
NRG Energy (1)	8,700	393
Ormat Technologies (2)	2,700	103
		1,076
Multi-Utilities 0.8%
Alliant (2)	7,448	234
Aquila (1)(2)	16,663	66
Avista (2)	3,090	64
CH Energy Group (2)	1,150	55
Energy East	8,850	215
Florida Public Utilities	3,549	50
MDU Resources Group	7,961	266
NSTAR	7,374	211
OGE Energy (2)	5,750	167
PNM Resources (2)	4,119	101
Puget Energy	6,448	137
SCANA	6,740	264
Vectren (2)	4,049	107
Wisconsin Energy	7,770	311
WPS Resources (2)	3,100	153
		2,401
Water Utilities 0.2%
Aqua America (2)	9,146	254
BIW	2,600	51
California Water Service Group	1,700	77
Connecticut Water Service (2)	2,150	56
Pennichuck	1,866	47
		485

Total Utilities		8,899

Total Common Stocks (Cost $220,744)		291,012
CONVERTIBLE PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Real Estate 0.0%
Simon Property Group	600	41
Total Convertible Preferred Stocks (Cost $32)		41
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)	5,226,095	5,226
		5,226
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.43% 5/11/06 (5)	400,000	398
		398
Total Short-Term Investments (Cost $5,624)		5,624
SECURITIES LENDING COLLATERAL 23.5%
Money Market Trust 23.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securites Lending Quality Trust units, 4.663% (4)	71,803,135	71,803
Total Securities Lending Collateral (Cost $71,803)		71,803
Total Investments in Securities
120.5% of Net Assets (Cost $298,203)		$368,480

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(3)	Affiliated company - see Note 4
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 38 S&P Mini 500 Index contracts,
$90 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	$2,476	$8
Long, 127 Russell Mini 2000 Index contracts,
$257 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	9,802	145
Long, 26 S&P Mid-Cap Mini 400 Index contracts,
$53 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	2,076	24
Net payments (receipts) of variation
margin to date			(155)
Variation margin receivable (payable)
on open futures contracts			$22

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the Wilshire 4500 Completion Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $70,283,000; aggregate collateral consisted of $71,803,000 in the money market pooled trust and U.S. government securities valued at $63,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $298,203,000. Net unrealized gain aggregated $70,454,000 at period-end, of which $89,726,000 related to appreciated investments and $19,272,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $70,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $5,226,000 and $935,000, respectively.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.4%

CONSUMER DISCRETIONARY 11.9%

Auto Components 0.2%
American Axle & Manufacturing Holdings (1)	2,300	39
Arvinmeritor (1)	2,400	36
Bandag (1)	800	34
Borg-Warner	1,400	84
Cooper Tire (1)	2,500	36
Gentex (1)	4,400	77
Goodyear Tire & Rubber (1)(2)	5,300	77
Johnson Controls	4,600	349
Lear (1)	2,600	46
Modine Manufacturing	1,300	38
Proliance International (1)(2)	6,553	36
Standard Motor Products (1)	3,200	28
TRW (2)	3,100	72
Visteon (1)(2)	3,086	14
		966
Automobiles 0.3%
Fleetwood (1)(2)	3,800	42
Ford Motor (1)	44,661	356
GM (1)	14,952	318
Harley-Davidson	7,000	363
Thor Industries (1)	1,800	96
Winnebago (1)	900	27
		1,202
Distributors 0.1%
Genuine Parts	4,300	189
Handleman (1)	2,200	21
Infosonics (1)(2)	1,600	16
		226
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	4,225	222
Bright Horizons Family Solutions (2)	1,600	62
Career Education (2)	2,400	90
Corinthian Colleges (1)(2)	2,000	29
Devry (1)(2)	1,700	39
Education Management (2)	1,900	79
H&R Block	7,800	169
ITT Educational Services (2)	1,400	90
Laureate (2)	1,068	57
Matthews International, Class A	1,300	50
Regis	1,200	41
Service Corp. International	8,800	69
ServiceMaster	6,700	88
Sotheby's, Class A (2)	2,552	74
Stewart Enterprises, Class A	6,400	36
Strayer Education (1)	300	31
Weight Watchers	2,500	128
		1,354
Hotels, Restaurants & Leisure 2.1%
Applebee's (1)	2,637	65
Bob Evans Farms	1,700	50
Boyd Gaming (1)	2,700	135
Brinker	2,550	108
Carnival	15,100	715
CEC Entertainment (1)(2)	1,300	44
Cedar Fair	1,300	38
Choice Hotels International	3,400	156
Cracker Barrel	1,100	48
Darden Restaurants	4,300	176
Gaylord Entertainment (1)(2)	1,500	68
GTECH	3,300	112
Harrah's Entertainment	4,590	358
Hilton	9,172	234
International Game Technology	8,100	285
International Speedway, Class A	1,600	81
Jack In The Box (2)	1,700	74
Krispy Kreme (1)(2)	3,000	27
Landry's Seafood Restaurant (1)	1,100	39
Las Vegas Sands (1)(2)	9,200	521
Lone Star Steakhouse & Saloon	1,700	48
Marriott, Class A	5,500	377
McDonald's	30,800	1,058
MGM Mirage (2)	7,600	327
MTR Gaming Group (1)(2)	3,000	31
Multimedia Games (1)(2)	2,500	37
Outback Steakhouse	1,900	84
Panera Bread, Class A (2)	1,200	90
Papa John's International (1)(2)	2,000	66
Penn National Gaming (2)	2,600	110
PF Chang's China Bistro (1)(2)	1,100	54
Rare Hospitality International (2)	1,400	49
Royal Caribbean Cruises	4,800	202
Ruby Tuesday (1)	2,200	71
Ryan's Restaurant Group (2)	3,500	51
Six Flags (1)(2)	5,100	52
Sonic (2)	1,800	63
Speedway Motorsports	1,200	46
Starbucks (2)	18,800	708
Starwood Hotels & Resorts Worldwide, Equity Units	5,200	352
Station Casinos	2,000	159
The Cheesecake Factory (2)	2,300	86
Triarc, Class B	3,000	52
Vail Resorts (2)	1,800	69
Wendy's	2,700	168
WMS Industries (1)(2)	3,800	114
Wynn Resorts (1)(2)	2,800	215
Yum! Brands	7,400	362
		8,435
Household Durables 1.0%
American Greetings, Class A (1)	1,500	32
Black & Decker	2,000	174
Blyth Industries	1,500	32
Cavco Industries (2)	1,940	94
Centex	3,300	205
Champion Enterprises (2)	4,500	67
D. R. Horton	8,160	271
Ethan Allen Interiors (1)	1,400	59
Fortune Brands	3,700	298
Furniture Brands International (1)	2,900	71
Garmin (1)	2,600	207
Harman International	1,700	189
Helen of Troy Limited (1)(2)	1,300	28
Hovnanian Enterprises (1)(2)	1,700	75
KB Home	2,500	162
Kimball International, Class B (1)	2,400	36
Knape & Vogt Manufacturing	2,700	50
La-Z-Boy (1)	2,600	44
Leggett & Platt	4,400	107
Lennar, Class A	4,200	254
Levitt, Class A	1,975	44
Maytag (1)	2,700	58
MDC Holdings (1)	1,145	74
Meritage (2)	1,100	60
Mohawk Industries (2)	1,531	124
Newell Rubbermaid	7,676	193
NVR (1)(2)	180	133
Pulte	6,600	254
Russ Berrie (1)	1,900	29
Ryland Group (1)	1,500	104
Skyline	900	37
Snap-On	1,400	53
Standard Pacific	2,000	67
Stanley Furniture (1)	1,200	35
Stanley Works	2,200	111
Syntax-Brillian (1)(2)	5,950	26
Toll Brothers (2)	4,300	149
Tupperware	3,100	64
Whirlpool	1,500	137
		4,207
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	10,600	387
Blue Nile (1)(2)	1,400	49
Expedia (2)	9,924	201
Insight Enterprises (1)(2)	1,350	30
J. Jill Group (2)	1,100	26
Netflix (1)(2)	2,500	73
Petmedexpress.com (1)(2)	1,500	27
priceline.com (1)(2)	2,350	58
ValueVision International (1)(2)	3,200	41
		892
Leisure Equipment & Products 0.2%
Arctic Cat (1)	1,900	46
Brunswick	2,000	78
Callaway Golf	1,900	33
Eastman Kodak (1)	7,500	213
Hasbro	4,000	84
K2 (1)(2)	2,834	36
MarineMax (1)(2)	900	30
Marvel Entertainment (1)(2)	3,300	66
Mattel	10,700	194
Nautilus Group (1)	1,475	22
Oakley (1)	2,900	49
Polaris Industries (1)	1,100	60
SCP Pool (1)	2,305	108
		1,019
Media 3.6%
ADVO	1,450	46
Arbitron (1)	680	23
Belo Corporation, Class A	1,900	38
Cablevision Systems, Class A (2)	6,900	184
Catalina Marketing (1)	1,200	28
CBS, Class B	23,129	555
Citadel Broadcasting (1)	3,100	34
Clear Channel Communications	13,401	389
Clear Channel Outdoor, Class A (1)(2)	9,300	218
Comcast, Class A (2)	52,494	1,373
Cox Radio, Class A (2)	2,200	30
Cumulus Media, Class A (1)(2)	2,306	26
DIRECTV (2)	31,750	521
Discovery Holding, Series A (1)(2)	6,800	102
Disney	47,700	1,330
Dow Jones	1,700	67
Dreamworks Animation, Class A (2)	3,000	79
EchoStar Communications, Class A (2)	10,800	323
Emmis Communications (2)	1,200	19
Entercom Communications (1)	1,200	33
Entravision Communications, Class A (2)	5,600	51
Gannett	5,900	354
Gemstar TV Guide (2)	10,100	31
Getty Images (1)(2)	1,600	120
Gray Communications Systems (1)	3,300	28
Harte-Hanks	1,900	52
Hearst-Argyle Television	1,700	40
Hollinger International (1)	3,900	33
Interactive Data	2,900	68
Interpublic Group (1)(2)	9,912	95
John Wiley & Sons	1,900	72
Journal Register	2,800	34
Knight-Ridder	1,400	88
Lamar Advertising (2)	1,900	100
Lee Enterprises	1,100	37
Liberty Global (2)	11,680	239
Liberty Media, Class A (2)	68,000	558
Live Nation (2)	1,675	33
McClatchy (1)	1,200	59
McGraw-Hill	8,800	507
Media General, Class A	700	33
Mediacom Communications (2)	7,200	41
Meredith	1,100	61
New York Times, Class A (1)	3,400	86
News Corp., Class A	55,584	923
News Corporation, Class B (1)	33,100	581
Nexstar Broadcasting (2)	7,000	36
NTL (2)	6,250	182
Omnicom	4,500	375
Pixar (2)	2,800	180
Primedia (1)(2)	13,700	28
R.H. Donnelley (2)	1,840	107
Radio One (1)(2)	5,800	43
Reader's Digest	3,800	56
Regal Entertainment Group, Class A (1)	5,200	98
Regent Communications (1)(2)	6,500	30
Scholastic (2)	1,100	29
Scripps, Class A	3,800	170
Sirius Satellite Radio (1)(2)	32,400	165
Spanish Broadcasting, Class A (1)(2)	3,000	17
Time Warner	112,120	1,882
TiVo (1)(2)	9,500	69
Tribune	7,422	204
Triple Crown Media (1)(2)	1,830	11
Univision Communications, Class A (2)	7,640	263
Valassis Communications (2)	1,700	50
Viacom, Class B (2)	18,629	723
Washington Post, Class B	220	171
Westwood One	2,200	24
WPP Group ADR	481	29
XM Satellite Radio Holdings, Class A (2)	5,300	118
		14,802
Multiline Retail 0.9%
99 Cents Only Stores (1)(2)	1,600	22
Big Lots (1)(2)	3,700	52
Conns (1)(2)	600	20
Dillards, Class A (1)	2,200	57
Dollar General	8,450	149
Dollar Tree Stores (2)	2,500	69
Family Dollar Stores	4,500	120
Federated Department Stores	6,433	470
J.C. Penney	6,200	374
Kohl's (2)	8,200	435
Nordstrom	6,400	251
Saks (2)	3,675	71
Sears Holding (2)	3,731	493
Target	21,400	1,113
Tuesday Morning (1)	1,800	42
		3,738
Specialty Retail 2.5%
Abercrombie & Fitch	2,216	129
Advance Auto Parts	2,350	98
American Eagle Outfitters	4,300	128
AnnTaylor Stores (2)	2,300	85
Autonation (2)	6,300	136
AutoZone (2)	1,900	189
Barnes & Noble	1,600	74
bebe stores (1)	3,787	70
Bed Bath & Beyond (2)	7,500	288
Best Buy	11,850	663
Blockbuster, Class A (1)	6,600	26
Borders Group	2,700	68
Burlington Coat Factory	1,100	50
CarMax (2)	3,129	102
Charming Shoppes (1)(2)	4,000	59
Chico's (2)	5,200	211
Christopher & Banks	1,700	39
Circuit City	4,800	118
Claire's Stores	2,600	94
Cost Plus (1)(2)	900	15
Deb Shops (1)	1,400	42
Foot Locker	3,600	86
Franklin Covey (1)(2)	9,500	74
GameStop (1)(2)	1,751	83
GameStop, Class B (2)	934	40
GAP	21,550	403
Genesco (1)(2)	900	35
Group One Automotive (1)	1,600	76
Guitar Center (1)(2)	800	38
Hibbett Sporting Goods (2)	2,362	78
Home Depot	50,850	2,151
Hot Topic (1)(2)	2,350	34
Lowes	18,600	1,199
Men's Wearhouse	1,500	54
Michaels Stores	3,700	139
O'Reilly Automotive (2)	2,900	106
Office Depot (2)	8,400	313
OfficeMax	2,022	61
Pacific Sunwear (2)	2,325	52
Pantry (1)(2)	1,400	87
Payless Shoesource (2)	2,806	64
Pep Boys (1)	1,700	26
Petco (2)	1,700	40
PETsMART	4,100	115
Pier 1 Imports (1)	3,100	36
RadioShack	3,700	71
Rent-A-Center (2)	2,200	56
Ross Stores	3,800	111
Select Comfort (1)(2)	1,900	75
Sherwin-Williams	3,300	163
Shoe Pavilion (1)(2)	5,600	50
Staples	17,575	449
Talbots	1,300	35
The Children's Place (1)(2)	800	46
The Limited	10,755	263
The Sports Authority (1)(2)	1,192	44
Tiffany (1)	3,300	124
TJX	11,600	288
Too (2)	1,657	57
United Retail Group (2)	1,800	34
Urban Outfitters (2)	4,600	113
West Marine (1)(2)	1,300	20
Williams-Sonoma (2)	2,700	115
Zale (2)	1,600	45
		10,233
Textiles, Apparel, & Luxury Goods 0.5%
Coach (2)	9,800	339
Columbia Sportswear (1)(2)	1,000	53
Deckers Outdoor (2)	1,300	53
Fossil (1)(2)	2,200	41
Iconix Brand Group (1)(2)	2,500	36
Jones Apparel Group	3,100	110
K-Swiss, Class A	2,000	60
Kellwood (1)	1,800	57
Liz Claiborne	2,800	115
Movado Group (1)	2,000	46
Nike, Class B	6,700	570
Orange 21 (2)	4,400	20
Polo Ralph Lauren	2,700	164
Quiksilver (2)	3,700	51
Rocky Shoes & Boots (1)(2)	2,100	55
Russell (1)	1,600	22
Timberland, Class A (2)	2,100	72
Unifi (1)(2)	7,500	25
V. F.	3,100	176
		2,065

Total Consumer Discretionary		49,139
CONSUMER STAPLES 8.0%

Beverages 1.6%
Anheuser-Busch	18,100	774
Brown-Forman, Class B	2,800	216
Coca-Cola	58,800	2,462
Coca-Cola Enterprises	10,900	222
Constellation Brands, Class A (2)	5,400	135
Hansen Natural (1)(2)	500	63
Molson Coors Brewing, Class B	1,900	130
Pepsi Bottling Group	6,600	201
PepsiAmericas	4,500	110
PepsiCo	40,270	2,327
		6,640
Food & Staples Retailing 2.2%
Albertsons	7,690	197
BJ's Wholesale Club (2)	2,000	63
Costco Wholesale	11,200	607
CVS	18,800	562
Great Atlantic & Pacific Tea (1)(2)	2,100	73
Kroger (2)	16,100	328
Longs Drug Stores	1,200	56
Performance Food Group (1)(2)	2,100	65
Rite Aid (1)(2)	14,500	58
Ruddick	1,700	41
Safeway	10,100	254
Supervalu	2,700	83
Sysco	15,100	484
Topps (1)	4,300	38
United Natural Foods (1)(2)	2,200	77
Wal-Mart	100,400	4,743
Walgreen	24,100	1,039
Weis Markets (1)	1,500	67
Whole Foods Market	3,100	206
		9,041
Food Products 1.5%
Alico (1)	1,000	45
American Italian Pasta, Class A (1)	5,200	33
Archer-Daniels-Midland	16,572	558
Bunge Limited (1)	2,900	162
Campbell Soup	10,500	340
ConAgra	12,308	264
Corn Products International	2,800	83
Dean Foods (2)	3,379	131
Del Monte Foods (1)	6,811	81
Delta Pine & Land	2,100	63
Flowers Foods (1)	2,677	79
Fresh Del Monte Produce (1)	2,100	44
General Mills	8,600	436
Hain Celestial Group (2)	2,100	55
Heinz	6,800	258
Hershey Foods	6,400	334
Hormel Foods	3,900	132
J.M. Smucker	1,816	72
Kellogg	8,800	388
Kraft Foods, Class A (1)	39,100	1,185
Lancaster Colony	1,200	50
Lance (1)	2,000	45
McCormick	4,100	139
Pilgrim's Pride (1)	1,700	37
Sara Lee	20,000	358
Smithfield Foods (2)	2,400	70
Tasty Baking (1)	5,200	42
Tootsie Roll Industries	1,797	53
Treehouse Foods (1)(2)	1,375	36
Tyson Foods, Class A	8,154	112
Wrigley	4,600	294
		5,979
Household Products 1.5%
Clorox	3,900	234
Colgate-Palmolive	12,700	725
Energizer (2)	2,000	106
Kimberly-Clark	10,800	624
Procter & Gamble	79,312	4,570
		6,259
Personal Products 0.2%
Alberto Culver, Class B	2,500	111
Avon	11,300	352
Chattem (1)(2)	1,000	38
Elizabeth Arden (1)(2)	1,600	37
Estee Lauder, Class A	4,900	182
NBTY (1)(2)	1,600	36
Playtex Products (2)	5,400	57
		813
Tobacco 1.0%
Alliance One International (1)	6,800	33
Altria Group	49,400	3,500
Reynolds American (1)	3,433	362
Universal Corporation	500	18
UST (1)	4,100	171
Vector Group (1)	3,445	66
		4,150

Total Consumer Staples		32,882
ENERGY 8.8%

Energy Equipment & Services 2.1%
Allis Chalmers Energy (1)(2)	2,200	30
Atwood Oceanics (1)(2)	700	71
Baker Hughes	7,400	506
BJ Services	8,200	284
Bristow Group (2)	1,200	37
Carbo Ceramics (1)	1,200	68
Cooper Cameron (2)	3,200	141
Diamond Offshore Drilling (1)	3,100	277
ENSCO International	3,700	190
FMC Technologies (2)	1,987	102
Global Industries (2)	4,000	58
GlobalSantaFe	5,696	346
Grant Prideco (2)	3,500	150
Halliburton	12,400	905
Hanover Compressor (1)(2)	3,100	58
Helmerich & Payne	1,600	112
Input/Output (1)(2)	5,500	53
Nabors Industries (2)	3,530	253
National Oilwell Varco (2)	4,484	287
Newpark Resources (2)	4,300	35
Noble Drilling	3,200	260
Oceaneering International (2)	1,200	69
Parker Drilling (2)	6,800	63
Patterson-UTI Energy	4,600	147
Pride International (2)	3,300	103
Rowan	3,100	136
Schlumberger	13,772	1,743
Smith International	5,000	195
Sulphco (2)	4,000	34
Superior Energy (2)	2,900	78
TETRA Technologies (1)(2)	1,575	74
Tidewater	1,300	72
Todco, Class A	2,400	95
Transocean (2)	8,125	652
Unit (2)	1,700	95
Universal Compression Holdings (2)	1,400	71
Veritas DGC (1)(2)	1,700	77
W-H Energy Services (2)	1,800	80
Weatherford International (2)	8,200	375
		8,382
Oil, Gas & Consumable Fuels 6.7%
Alliance Resource Partners (1)(2)	1,600	58
Amerada Hess	1,400	199
Anadarko Petroleum	5,229	528
Apache	7,986	523
Arch Coal	1,946	148
Arena Resources (1)(2)	1,800	63
Arlington Tankers	2,600	60
Atlas America (2)	600	29
Bill Barrett (1)(2)	1,900	62
BP Prudhoe Bay Royalty Trust (1)	1,700	120
Buckeye Partners, Equity Units (1)(2)	1,800	77
Burlington Resources	9,400	864
Cabot Oil & Gas	1,950	93
Callon Petroleum (1)(2)	3,200	67
Chesapeake Energy (1)	9,008	283
Chevron	54,633	3,167
Cimarex Energy	1,944	84
ConocoPhillips	33,868	2,139
CONSOL Energy	2,400	178
Cross Timbers Royalty Trust (1)	2,328	108
Crosstex Energy (1)(2)	1,600	56
Crosstex Energy (1)	600	46
Denbury Resources (2)	3,600	114
Devon Energy	11,532	705
El Paso Corporation (1)	16,244	196
Encore Acquisition (2)	2,600	81
Energy Partners (1)(2)	2,200	52
Enterprise Products Partners (1)(2)	10,800	267
EOG Resources	6,200	446
ExxonMobil	153,862	9,364
Fieldpoint Petroleum (1)(2)	4,700	27
Forest Oil (2)	1,400	52
Frontier Oil (1)	1,300	77
General Maritime (1)	1,800	60
GMX Resources (1)(2)	900	34
Houston Exploration (2)	1,200	63
Hugoton Royalty Trust (1)	2,200	69
Kerr-McGee	2,643	252
KFX (1)(2)	5,100	93
Kinder Morgan	3,100	285
Magellan Midstream Partners (1)	3,500	115
Marathon Oil	6,854	522
Mariner Energy (2)	3,333	68
Massey (1)	2,300	83
Murphy Oil	4,600	229
Newfield Exploration (2)	3,600	151
Noble Energy	4,800	211
Occidental Petroleum	10,550	977
Peabody Energy	7,100	358
Penn Virginia	1,000	71
Petroleum Development (2)	1,300	59
Pioneer Natural Resources (1)	3,300	146
Plains All American Pipeline (1)(2)	3,100	139
Plains Exploration & Production (2)	2,900	112
Pogo Producing	1,900	96
Quicksilver Resources (1)(2)	2,750	106
Remington Oil & Gas (2)	1,400	61
Southwestern Energy (2)	5,100	164
Stone Energy (1)(2)	1,200	53
Sunoco	3,800	295
Syntroleum (1)(2)	4,300	36
Teppco Partners (1)(2)	2,400	87
Tesoro Petroleum	2,200	150
Transmeridian Exploration (1)(2)	7,700	42
Ultra Petroleum (2)	4,800	299
Valero Energy	15,314	916
Western Gas Resources (1)	2,600	125
Whiting Petroleum (1)(2)	1,500	62
Williams Companies	14,685	314
World Fuel Services (1)	2,400	97
XTO Energy	8,942	390
		27,723

Total Energy		36,105
FINANCIALS 21.1%

Capital Markets 3.0%
A.G. Edwards	2,500	125
Affiliated Managers Group (1)(2)	1,150	123
Ameriprise Financial	5,900	266
Bank of New York	17,900	645
Bear Stearns	2,327	323
Blackrock	1,500	210
Charles Schwab	32,706	563
Cohen & Steers (1)	1,800	44
E*TRADE Financial (2)	10,200	275
Eaton Vance	3,500	96
Federated Investors, Class B	2,750	107
Franklin Resources	5,900	556
Goldman Sachs	11,360	1,783
Greenhill (1)	1,300	86
Investment Technology Group (2)	2,600	130
Investors Financial Services (1)	1,800	84
Janus Capital Group	5,400	125
Jefferies Group	1,700	100
John Nuveen (1)	2,600	125
Knight Capital Group (2)	5,900	82
LaBranche & Co. (1)(2)	3,900	62
Legg Mason	2,850	357
Lehman Brothers	6,634	959
Mellon Financial	9,100	324
Merrill Lynch	22,000	1,733
Morgan Stanley	25,600	1,608
Northern Trust	5,700	299
Piper Jaffray (2)	1,215	67
Raymond James Financial	3,225	95
SEI	2,600	105
State Street	7,900	477
Stifel Financial (1)(2)	2,000	87
TD Ameritrade Holding	16,000	334
Waddell & Reed Financial, Class A	2,951	68
Westwood Holdings Group	4,100	81
		12,504
Commercial Banks 5.3%
1st Source (1)	1,830	55
Amcore Financial (1)	1,200	38
AmSouth	8,767	237
Associated Banc Corp (1)	3,767	128
BanCorpSouth (1)	2,700	65
Bank of America	112,967	5,145
Bank of Hawaii	1,600	85
Bank of the Ozarks (1)	1,700	62
BB&T	13,320	522
BOK Financial	1,615	77
Boston Private Financial (1)	1,300	44
BWC Financial (1)	915	32
Capital Corp of the West (1)	1,800	66
Capitol Bancorp Limited	1,247	58
Chittenden	1,068	31
Citizens Banking (1)	1,000	27
City National	1,100	84
Colonial BancGroup	3,200	80
Comerica	4,000	232
Commerce Bancshares	1,585	82
Community Banks (1)	1,483	42
Community Bankshares of Indiana	1,340	31
Community Capital	2,000	48
Compass Bancshares	2,800	142
Cullen/Frost Bankers	1,200	65
CVB Financial (1)	3,490	60
East West Bancorp	2,200	85
Fidelity Southern	2,300	41
Fifth Third Bancorp	13,609	536
First Charter	1,200	30
First Financial Bancorp (1)	2,770	46
First Horizon National (1)	2,800	117
First M & F Corporation	700	24
First Merchants (1)	1,630	43
First Midwest Bancorp	1,950	71
FirstBank Puerto Rico	3,700	46
FirstMerit (1)	2,000	49
FNB (1)	2,492	43
Frontier Financial (1)	1,200	40
Fulton Financial (1)	3,786	65
German American Bancorp (1)	1,874	25
Gold Banc	3,400	62
Greater Bay Bancorp	2,200	61
Hancock Holding	1,300	60
Huntington Bancshares	5,366	130
IBERIABANK (1)	750	42
Integra Bank (1)	1,671	38
International Bancshares	2,266	65
KeyCorp	9,400	346
M & T Bank	2,700	308
Main Street Banks	1,200	31
Marshall & Ilsley	5,278	230
Mercantile Bankshares	2,550	98
Merrill Merchants Bancorp	3,062	74
Metrocorp Bancshares (1)	2,200	59
Mid-State Bancshares (1)	1,700	50
Midwest Banc Holdings (1)	1,200	31
National City	14,688	513
NBT Bancorp (1)	1,400	33
North Fork Bancorporation	11,718	338
Old National Bancorp (1)	2,112	46
Omega Financial (1)	1,300	44
Oriental Financial Group (1)	2,127	31
Pacific Capital Bancorp	1,710	58
Park National (1)	415	44
Peoples Bancorp (1)	1,345	40
Peoples Financial	1,500	28
PNC Financial Services Group	6,200	417
Popular (1)	7,000	145
Prosperity Bancshares (1)	1,200	36
Provident Bankshares (1)	1,599	58
Regions Financial	11,366	400
Renasant (1)	1,250	46
Republic Bancorp (1)	3,846	46
S&T Bancorp (1)	1,100	40
Sandy Spring Bancorp (1)	900	34
Santander Bancorp (1)	1,703	43
Signature Bank (2)	1,300	42
Sky Financial	3,133	83
South Financial Group (1)	1,965	51
Southwest Bancorp of Oklahoma	1,800	40
Sterling Bancshares	1,750	32
SunTrust	8,270	602
Susquehanna Bancshares	2,000	52
SVB Financial Group (2)	900	48
Synovus Financial	7,700	209
TCF Financial (1)	4,200	108
TD Banknorth	5,967	175
Texas Capital Bancshares (1)(2)	1,700	41
Texas Regional Bancshares, Class A	1,888	56
The Savannah Bancorp (1)	1,350	47
Toronto Dominion Bank (1)	835	47
Trustmark (1)	1,500	47
U.S. Bancorp	43,955	1,341
U.S.B. Holding Company (1)	1,732	40
UCBH Holdings (1)	3,400	64
UMB Financial	498	35
UnionBancal	3,300	232
United Bankshares (1)	900	34
Unity Bancorp (1)	3,819	61
Valley National Bancorp (1)	2,947	76
Wachovia	38,960	2,184
Wells Fargo	41,152	2,628
WesBanco (1)	1,100	36
WestAmerica	1,100	57
Whitney Holding	2,125	75
Wilmington Trust	1,500	65
Wintrust Financial (1)	1,050	61
Zions Bancorp	2,901	240
		21,833
Consumer Finance 0.8%
Advance America Cash Advance Centers (1)	3,500	50
Advanta, Class A	2,155	73
American Express	29,900	1,571
AmeriCredit (2)	4,100	126
Capital One Financial	7,128	574
CompuCredit (1)(2)	2,100	77
SLM Corporation	10,600	551
Student Loan	600	140
United PanAm Financial (2)	2,100	65
World Acceptance (2)	1,300	36
		3,263
Diversified Financial Services 2.8%
Alliancebernstein (1)	1,800	119
CBOT Holdings, Class A (1)(2)	1,600	191
Chicago Mercantile Exchange Holdings	830	372
CIT Group	5,200	278
Citigroup	121,914	5,758
eSpeed, Class A (1)(2)	5,300	42
IntercontinentalExchange (2)	1,500	104
JPMorgan Chase	83,577	3,480
Leucadia National	2,981	178
Moody's	7,200	515
Nasdaq Stock Market (2)	2,200	88
NYSE Group (1)(2)	3,900	309
		11,434
Insurance 5.2%
21st Century Insurance Group (1)	4,200	66
ACE Limited	7,600	395
AFLAC	11,700	528
Alfa (1)	2,500	43
Alleghany	204	59
Allstate	16,700	870
Ambac	2,550	203
American Financial Group	1,500	62
American International Group	62,218	4,112
American National Insurance	500	56
AmerUs Life (1)	900	54
Aon	7,350	305
Arch Capital Group (2)	1,800	104
Arthur J. Gallagher (1)	2,000	56
Aspen Insurance Holdings (1)	2,100	52
Assurant	3,000	148
Axis Capital Holdings	3,800	114
Berkshire Hathaway, Class A (2)	37	3,343
Bristol West Holdings (1)	2,400	46
Brown & Brown	3,800	126
Chubb	4,700	449
Cincinnati Financial	3,969	167
CNA Financial (1)(2)	5,900	188
Commerce Group	1,100	58
Conseco (2)	3,500	87
Delphi Financial, Class A (1)	1,050	54
Erie Indemnity, Class A (1)	1,800	95
Everest Reinsurance Group	1,500	140
FBL Financial Group, Class A (1)	1,432	49
Fidelity National Financial	4,562	162
Fidelity National Title Group, Class A (1)	6,098	139
First American Financial	2,485	97
FPIC Insurance Group (1)(2)	1,300	49
Genworth Financial, Class A	11,100	371
Great American Financial Resources (1)	2,000	39
Hanover Insurance Group	1,400	73
Hartford Financial Services	6,700	540
HCC Insurance Holdings	2,750	96
Hilb Rogal and Hobbs (1)	1,400	58
Horace Mann Educators	1,800	34
Infinity Property & Casualty	1,200	50
Jefferson Pilot (1)	3,100	173
Kansas City Life Insurance (1)	1,300	67
LandAmerica Financial Group (1)	900	61
Lincoln National	4,000	218
Loews	5,100	516
Markel (2)	260	88
Marsh & McLennan	12,200	358
MBIA	3,200	192
Mercury General	1,400	77
MetLife	18,200	880
Midland (1)	1,100	39
Nationwide Financial Services, Class A	3,600	155
Navigators Group (2)	1,600	79
Odyssey Re Holdings (1)	1,600	35
Ohio Casualty	2,200	70
Old Republic International	5,187	113
PartnerRe	1,300	81
Phoenix Companies (1)	4,000	65
Presidential Life (1)	1,700	43
Principal Financial Group	7,100	347
ProAssurance (2)	1,124	58
Progressive Corporation	4,950	516
Protective Life	1,500	75
Prudential Financial	12,000	910
Reinsurance Group of America	1,700	80
RenaissanceRe Holdings	2,000	87
RLI	700	40
SAFECO	3,100	156
St. Paul Travelers Companies	16,323	682
StanCorp Financial Group	1,600	87
Torchmark	2,600	148
Transatlantic Holdings (1)	1,637	96
UICI (1)	1,400	52
United Fire & Casualty (1)	900	30
Unitrin	1,800	84
UnumProvident (1)	6,376	131
W. R. Berkley	3,225	187
Wesco Financial	150	60
White Mountains Insurance Group (1)	300	178
XL Capital	4,100	263
Zenith National	1,650	79
		21,393
Real Estate 2.4%
Agree Realty, REIT (1)	2,700	87
AMB Property, REIT	2,000	109
American Mortgage Acceptance, REIT (1)	5,300	85
AmeriVest Properties, REIT (2)	4,900	22
Annaly Mortgage Management, REIT (1)	4,100	50
Apartment Investment & Management, Class A, REIT	2,900	136
Archstone-Smith Trust, REIT	5,000	244
Arden Realty,, REIT (1)	2,100	95
Avalonbay Communities, REIT	1,607	175
Bedford Property Investors, REIT (1)	1,200	32
Boston Properties, REIT	2,400	224
Brandywine Realty Trust, REIT	1,900	60
BRE Properties, REIT, Class A	1,700	95
Camden Property Trust, REIT	1,800	130
CapitalSource, REIT (1)	6,173	154
CarrAmerica Realty, REIT	2,100	94
CBL & Associates Properties, REIT (1)	2,200	93
Consolidated-Tomoka Land (1)	700	43
Cousins Properties, REIT (1)	1,850	62
Crescent Real Estate Equities, REIT	4,000	84
Developers Diversified Realty, REIT	3,100	170
Duke Realty, REIT	3,800	144
EastGroup Properties, REIT (1)	1,300	62
Equity Lifestyle Properties, REIT	1,700	85
Equity Office Properties, REIT	9,461	318
Equity Residential, REIT	6,700	313
Federal Realty Investment Trust, REIT	1,800	135
FelCor Lodging Trust, REIT	3,748	79
First Industrial Realty, REIT (1)	1,800	77
Forest City Enterprises, Class A	3,400	160
Friedman, Billings, Ramsey Group, REIT, Class A (1)	7,000	66
General Growth Properties, REIT	5,900	288
Getty Realty, REIT (1)	1,700	49
Global Signal, REIT	2,500	123
Health Care Property Investors, REIT	3,900	111
Heritage Property Investment Trust, REIT (1)	1,900	75
Highwoods Properties, REIT	1,500	51
Home Properties of New York, REIT	1,400	72
Hospital Properties Trust, REIT	2,000	87
Host Marriott, REIT	9,300	199
Innkeepers USA, REIT	1,800	31
IStar Financial, REIT	3,017	115
Kilroy Realty, REIT	1,300	100
Kimco Realty, REIT	6,300	256
Liberty Property Trust, REIT (1)	2,100	99
Longview Fibre	1,900	49
Macerich Company, REIT	1,900	141
Mack-Cali Realty, REIT	2,100	101
Maguire Properties, REIT	2,000	73
MeriStar Hospitality, REIT (2)	6,000	62
Mid-America Apartment Communities, REIT	1,000	55
Mission West Properties, REIT	4,500	53
Monmouth Real Estate Investment, REIT, Class A (1)	8,900	75
Nationwide Health Properties, REIT (1)	2,500	54
New Plan Excel Realty, REIT (1)	3,200	83
New York Mortgage, REIT, REIT (1)	6,700	36
NovaStar Financial, REIT (1)	1,200	40
One Liberty Properties, REIT	4,700	93
Pan Pacific Retail Properties, REIT	1,200	85
Parkway Properties, REIT (1)	1,000	44
Pennsylvania, REIT (1)	1,630	72
Plum Creek Timber, REIT	4,944	183
PMC Commercial Trust, REIT	2,891	39
Post Properties, REIT	1,800	80
Potlatch, REIT (1)	1,388	59
ProLogis, REIT	5,891	315
Public Storage, REIT	3,500	284
Rayonier, REIT	2,394	109
Realty Income, REIT (1)	2,400	58
Reckson Associates Realty, REIT	2,600	119
Regency Centers, REIT	1,600	107
Shurgard Storage Centers, REIT	1,700	113
Simon Property Group, REIT	5,681	478
SL Green Realty, REIT	1,500	152
St. Joe (1)	2,000	126
Strategic Hotel Capital, REIT	2,400	56
Taubman Centers, REIT	2,200	92
Thornburg Mortgage, REIT (1)	4,000	108
Trizec Properties, REIT	4,500	116
United Dominion Realty Trust, REIT	3,800	108
Vencor, REIT	3,400	113
Vornado Realty Trust, REIT	3,200	307
Weingarten Realty, REIT	2,575	105
Wellsford Real Properties (1)(2)	5,300	42
WP Carey & Co	2,000	54
		9,778
Thrifts & Mortgage Finance 1.6%
Alliance Bank	1,300	32
Anchor Bancorp Wisconsin (1)	1,200	36
Astoria Financial	3,625	112
BankAtlantic, Class A	2,700	39
Berkshire Hills Bancorp (1)	900	31
Brookline Bancorp (1)	2,693	42
Capitol Federal Financial (1)	2,500	81
Commercial Capital Bancorp	2,800	39
CORUS Bankshares (1)	1,000	59
Countrywide Credit	14,498	532
Doral Financial (1)	5,250	61
Downey Financial (1)	1,200	81
Fannie Mae	23,300	1,198
First Busey (1)	1,450	31
First Niagara Financial	3,405	50
FirstFed Financial (1)(2)	800	48
Flushing Financial	2,050	36
Freddie Mac	16,300	994
Fremont General (1)	3,100	67
Golden West Financial	7,600	516
Horizon Financial (1)	2,300	59
Hudson City Bancorp	15,209	202
Independence Community Bank	2,754	115
IndyMac Mortgage Holdings (1)	1,900	78
MAF Bancorp (1)	1,411	62
MGIC Investment	2,400	160
Net Bank (1)	3,921	28
New York Community Bancorp (1)	6,953	122
Northwest Bancorp (1)	2,700	67
People's Bank	4,375	143
PMI Group (1)	2,000	92
R&G Financial, Class B (1)	6,000	76
Radian	2,100	126
Sovereign Bancorp	9,783	214
Triad Guaranty (1)(2)	1,100	52
Washington Federal	2,842	69
Washington Mutual	24,210	1,032
Webster Financial	2,003	97
		6,879

Total Financials		87,084
HEALTH CARE 11.9%

Biotechnology 2.3%
Abgenix (1)(2)	4,700	106
Affymetrix (1)(2)	1,800	59
Albany Molecular Research (2)	1,300	13
Alexion Pharmaceutical (1)(2)	1,200	43
Alkermes (1)(2)	3,900	86
Amgen (2)	30,260	2,201
Amylin Pharmaceuticals (1)(2)	2,900	142
Antigenics (1)(2)	4,000	11
Applera	5,500	149
Ariad Pharmaceuticals (1)(2)	4,600	30
Array BioPharma (1)(2)	4,900	45
AVI BioPharma (1)(2)	4,000	30
Biogen Idec (2)	7,610	358
BioMarin Pharmaceutical (2)	6,300	85
Celera Genomics (2)	1,500	18
Celgene (2)	8,600	380
Cell Genesys (1)(2)	4,700	38
Cell Therapeutics (1)(2)	3,900	8
Cephalon (1)(2)	1,400	84
Charles River Laboratories International (2)	1,968	97
Chiron (2)	4,500	206
Cubist Pharmaceuticals (1)(2)	2,200	51
CuraGen (1)(2)	5,300	27
CV Therapeutics (1)(2)	1,600	35
Cytrx (1)(2)	6,400	12
Digene (1)(2)	1,100	43
Encysive Pharmaceuticals (1)(2)	13,500	66
Enzon Pharmaceuticals (1)(2)	2,000	16
Exelixis (1)(2)	4,300	52
Gene Logic (1)(2)	1,500	7
Genentech (2)	24,600	2,079
Genzyme (2)	6,249	420
Gilead Sciences (2)	10,880	677
Human Genome Sciences (1)(2)	4,600	50
ICOS (1)(2)	2,000	44
ImClone Systems (1)(2)	2,307	79
ImmunoGen (1)(2)	4,700	20
Immunomedics (1)(2)	6,100	18
Incyte Genomics (1)(2)	4,700	28
Inhibitex (1)(2)	5,000	36
InterMune (1)(2)	2,500	46
Isis Pharmaceuticals (1)(2)	5,005	45
Lexicon Genetics (1)(2)	5,000	28
Luminex (1)(2)	2,800	42
Martek Biosciences (1)(2)	1,400	46
Medarex (1)(2)	3,400	45
MedImmune (2)	6,452	236
Millennium Pharmaceuticals (2)	6,585	67
Myriad Genetics (1)(2)	2,500	65
Nektar Therapeutics (1)(2)	2,700	55
NeoPharm (1)(2)	1,805	15
Neose Technologies (2)	2,700	7
Neurocrine Biosciences (1)(2)	1,400	90
NPS Pharmaceuticals (1)(2)	2,500	21
ONYX Pharmaceuticals (1)(2)	2,000	53
OSI Pharmaceuticals (1)(2)	1,650	53
OSI Pharmaceuticals, Rights (2)	90	—
OXiGENE (1)(2)	6,400	30
PDL Biopharma (1)(2)	2,600	85
Pharmacopeia Drug Discovery (1)(2)	3,900	23
Progenics Pharmaceuticals (1)(2)	2,300	61
Regeneron Pharmaceuticals (2)	1,400	23
Sangamo BioSciences (2)	2,300	14
Serologicals (1)(2)	1,650	40
Tanox (1)(2)	2,700	52
Techne (2)	1,100	66
Theravance (1)(2)	2,300	65
Trimeris (1)(2)	1,500	20
Vertex Pharmaceuticals (1)(2)	2,548	93
		9,435
Health Care Equipment & Supplies 2.2%
Advanced Medical Optics (1)(2)	2,392	112
Align Technology (1)(2)	4,500	41
American Medical Systems (2)	2,200	49
Analogic	800	53
Anika Therapeutics (1)(2)	3,600	44
Arrow International (1)	1,800	59
ArthroCare (1)(2)	1,300	62
Aspect Medical Systems (1)(2)	1,200	33
Bausch & Lomb	1,200	76
Baxter International	15,200	590
Beckman Coulter	1,700	93
Becton, Dickinson	6,100	376
Bio-Rad Laboratories, Class A (2)	1,000	62
Biomet	6,000	213
Biosite Diagnostics (1)(2)	700	36
Boston Scientific (2)	19,600	452
Bruker BioSciences (2)	5,100	28
C R Bard	2,200	149
Cantel Medical (1)(2)	1,500	25
Cerus (1)(2)	4,800	41
Cooper Companies (1)	1,000	54
Cytyc (2)	3,100	87
Dentsply International	1,700	99
Diagnostic Products	600	29
Dionex (1)(2)	700	43
DJ Orthopedics (1)(2)	1,500	60
Edwards Lifesciences (2)	1,360	59
Exactech (1)(2)	1,800	25
Fisher Scientific (2)	3,064	209
Gen-Probe (2)	1,800	99
Guidant	8,000	624
Haemonetics (2)	1,300	66
Healthtronics (1)(2)	4,300	36
Hologic (1)(2)	1,100	61
Hospira (2)	3,590	142
ICU Medical (1)(2)	1,400	51
IDEXX Laboratories (1)(2)	800	69
Integra LifeSciences (1)(2)	1,000	41
Invacare	700	22
Inverness Medical Innovations (1)(2)	1,180	34
Invitrogen (2)	1,200	84
Kinetic Concepts (2)	1,700	70
Laserscope (1)(2)	1,500	35
Lifecore Biomedical (1)(2)	2,300	27
Medical Action Industries (2)	3,100	74
Medtronic	29,020	1,473
Millipore (2)	1,300	95
Molecular Devices (1)(2)	1,300	43
NMT Medical (1)(2)	6,500	105
OraSure Technologies (1)(2)	4,500	46
Palomar Medical Technologies (1)(2)	1,400	47
PerkinElmer	2,635	62
Regeneration Technologies (1)(2)	3,500	27
ResMed (1)(2)	1,800	79
Respironics (2)	2,400	93
Schick Technologies (1)(2)	1,000	50
St. Jude Medical (2)	8,300	340
Steris	2,000	49
Stryker	9,700	430
SurModics (1)(2)	1,200	42
Sybron Dental Specialties (2)	1,666	69
Synergetics USA (1)(2)	7,000	49
Thermo Electron (2)	3,950	147
Thoratec (1)(2)	3,000	58
Varian (2)	700	29
Varian Medical Systems (2)	3,600	202
Ventana Medical Systems (2)	1,300	54
Viasys Healthcare (2)	957	29
Vital Signs (1)	600	33
Waters Corporation (2)	2,800	121
West Pharmaceutical Services (1)	1,400	49
Zimmer Holdings (2)	6,260	423
Zoll Medical (2)	1,700	45
		9,083
Health Care Providers & Services 2.8%
Aetna	15,200	747
Allscripts Healthcare (1)(2)	2,900	53
American Retirement, Common (1)(2)	2,000	51
AmerisourceBergen	4,832	233
AMN Healthcare Services (1)(2)	1,852	35
AmSurg, Class A (1)(2)	1,900	43
Apria Healthcare (2)	2,100	48
Bioscrip (1)(2)	5,500	40
Birner Dental Management (1)	1,800	32
Cardinal Health	10,005	746
Caremark RX (2)	11,550	568
Cerner (1)(2)	1,600	76
CIGNA	3,200	418
Community Health System (2)	2,400	87
CorVel (1)(2)	1,750	39
Covance (2)	2,200	129
Coventry Health Care (2)	4,314	233
Cross Country Healthcare (2)	800	15
DaVita (2)	2,799	168
Dendrite International (2)	1,800	25
Eclipsys (2)	2,700	64
Emdeon (2)	7,110	77
Emeritus (2)	2,000	43
Express Scripts (2)	4,000	352
Gentiva Health Services (2)	2,375	43
HCA	10,900	499
Health Management	6,100	132
Health Net (2)	2,800	142
Henry Schein (2)	2,000	96
Hooper Holmes (1)	5,300	15
Humana (2)	4,500	237
IMS Health (1)	6,300	162
Laboratory Corporation of America (2)	3,500	205
LifePoint Hospitals (2)	2,147	67
Lincare Holdings (2)	2,800	109
Manor Care	2,200	98
McKesson	6,851	357
Medco (2)	7,346	420
Omnicare	3,100	170
Omnicell (1)(2)	2,800	32
Patterson Companies (2)	3,800	134
Per-Se Technologies (1)(2)	2,028	54
Pharmaceutical Product Development	3,600	125
PSS World Medical (2)	3,000	58
Psychemedics (1)	2,075	37
Psychiatric Solutions (2)	2,100	70
Q-Med (1)(2)	3,500	32
Quest Diagnostics	5,000	256
Rotech Healthcare (2)	2,700	39
Rural/Metro (1)(2)	6,200	49
Sierra Health Services (2)	2,400	98
Sunrise Senior Living (1)(2)	1,800	70
Tenet Healthcare (2)	13,050	96
Triad Hospitals (2)	2,531	106
UnitedHealth Group	32,822	1,833
Universal Health Services	1,500	76
WellPoint (2)	16,004	1,239
		11,478
Pharmaceuticals 4.6%
Abbott Laboratories	37,200	1,580
Adolor (2)	2,000	48
Allergan	3,815	414
Alpharma, Class A	1,800	48
Andrx (2)	2,200	52
Atherogenics (1)(2)	3,500	57
Barr Pharmaceuticals (2)	2,601	164
Bristol Myers Squibb	45,700	1,125
Eli Lilly	26,600	1,471
Endo Pharmaceutical (2)	3,400	112
First Horizon Pharmaceutical (1)(2)	2,200	55
Forest Laboratories (2)	8,500	379
Johnson & Johnson	70,575	4,179
K-V Pharmaceutical, Class A (1)(2)	1,400	34
King Pharmaceuticals (2)	6,089	105
Kos Pharmaceuticals (1)(2)	1,500	72
Medicines Company (1)(2)	1,800	37
Medicis Pharmaceutical, Class A (1)	1,600	52
Merck	52,294	1,842
MGI Pharma (1)(2)	2,400	42
Mylan Laboratories	4,975	116
New River Pharmaceuticals (1)(2)	2,100	70
Noven Pharmaceuticals (1)(2)	2,100	38
Par Pharmaceutical (1)(2)	1,300	37
Perrigo	2,500	41
Pfizer	179,105	4,463
Schering-Plough	35,200	668
Sepracor (1)(2)	2,400	117
Teva Pharmaceutical ADR	1,106	46
Valeant Pharmaceuticals (1)	2,500	40
Watson Pharmaceuticals (2)	2,400	69
Wyeth	31,700	1,538
		19,111

Total Health Care		49,107
INDUSTRIALS & BUSINESS SERVICES 11.0%

Aerospace & Defense 1.9%
Alliant Techsystems (2)	825	64
Aviall (2)	1,600	61
BE Aerospace (2)	4,500	113
Boeing	19,400	1,512
Curtiss-Wright (1)	1,000	66
DRS Technologies (1)	1,413	78
Esterline Technologies (1)(2)	900	38
GenCorp (1)(2)	2,000	41
General Dynamics	9,000	576
Goodrich	2,740	119
Herley Industries (1)(2)	1,900	40
Hexcel (2)	2,400	53
Honeywell International	19,925	852
L-3 Communication	2,400	206
Ladish Company (1)(2)	2,300	67
Lockheed Martin	9,800	736
MTC Technologies (1)(2)	1,100	31
Northrop Grumman	8,802	601
Pemco Aviation Group (1)(2)	1,500	26
Precision Castparts	3,368	200
Raytheon	10,400	477
Rockwell Collins	4,300	242
Teledyne Technologies (2)	1,500	53
United Industrial (1)	1,300	79
United Technologies	24,604	1,426
		7,757
Air Freight & Logistics 0.9%
C H Robinson Worldwide	5,200	255
EGL (2)	1,350	61
Expeditors International of Washington	3,000	259
Fedex	7,300	825
Forward Air	1,650	62
Ryder System	1,500	67
UPS, Class B	27,000	2,143
		3,672
Airlines 0.2%
AirTran (1)(2)	4,500	82
Alaska Air Group (1)(2)	2,100	74
AMR (1)(2)	4,600	124
Continental Airlines, Class B (1)(2)	3,200	86
JetBlue Airways (1)(2)	8,162	88
SkyWest	2,800	82
Southwest Airlines	22,337	402
		938
Building Products 0.2%
AAON (1)(2)	1,350	32
American Standard	5,500	236
Ameron International	600	44
ElkCorp (1)	1,200	41
Jacuzzi Brands (1)(2)	4,900	48
Lennox International	2,200	66
Masco	11,200	364
Universal Forest Products	1,000	63
USG (1)(2)	1,300	123
Water Pik Technologies (1)(2)	2,405	67
		1,084
Commercial Services & Supplies 1.2%
Acco Brands (2)	1,369	30
Adesa	1,900	51
Administaff	1,200	65
Advisory Board (2)	900	50
Allied Waste Industries (1)(2)	7,260	89
ARAMARK, Class B	4,800	142
Avery Dennison	2,600	152
Banta	1,000	52
Barret Business (2)	1,300	35
Brady, Class A	1,800	67
Brinks Company	1,600	81
Cendant	24,654	428
Central Parking (1)	1,800	29
ChoicePoint (2)	2,066	92
Cintas	4,200	179
Consolidated Graphics (2)	1,300	68
Copart (2)	2,950	81
Corporate Executive Board	1,100	111
Corrections Corp of America (2)	1,223	55
CoStar Group (1)(2)	700	36
Deluxe	1,400	37
DiamondCluster International (2)	3,400	36
Dun & Bradstreet (2)	1,600	123
Equifax	3,500	130
G & K Services, Class A	900	38
GEO (1)(2)	1,600	53
Herman Miller	1,600	52
HNI Corporation	1,300	77
Hudson Highland Group (1)(2)	1,314	25
ICT Group (1)(2)	2,200	60
IKON Office Solutions	3,200	46
John H. Harland (1)	1,400	55
Korn/Ferry (2)	1,300	27
Labor Ready (2)	3,000	72
Learning Tree International (1)(2)	1,700	21
Manpower	1,700	97
McGrath RentCorp (1)	1,400	42
NCO Group (2)	1,600	38
PHH (2)	1,187	32
Pitney Bowes	5,300	228
R.R. Donnelley	5,200	170
RemedyTemp, Class A (1)(2)	2,200	27
Republic Services	3,400	145
Robert Half International	4,000	154
Rollins	2,400	49
School Specialty (1)(2)	1,000	35
SITEL (1)(2)	5,500	23
Spherion (2)	3,200	33
Stericycle (2)	1,100	74
Team (1)(2)	2,300	76
TeleTech Holdings (2)	3,200	36
Tetra Tech (2)	2,025	39
Thomas, Common (1)	2,100	17
TRM Copy Centers (1)(2)	4,600	31
United Stationers (2)	700	37
Viad	500	17
VSE	800	33
Waste Connections (2)	1,700	68
Waste Management	12,960	457
West Corporation (2)	2,000	89
Westaff (2)	8,700	34
		4,826
Construction & Engineering 0.2%
EMCOR Group (2)	1,400	70
Fluor	2,400	206
Granite Construction	1,550	75
Insituform Technologies (1)(2)	1,600	43
Jacobs Engineering Group (2)	1,700	147
McDermott International (2)	2,900	158
Quanta Services (1)(2)	4,750	76
Shaw Group (2)	3,200	97
		872
Electrical Equipment 0.6%
Acuity Brands (1)	1,500	60
American Power Conversion	5,400	125
American Superconductor (1)(2)	3,400	39
AMETEK (1)	1,800	81
Artesyn Technologies (1)(2)	3,800	42
AZZ (2)	1,100	27
Baldor Electric (1)	1,500	51
C&D Technologies (1)	1,800	17
Channell Commercial (2)	5,600	28
Cooper Industries, Class A	3,300	287
Emerson Electric	10,200	853
Energy Conversion Devices (1)(2)	1,400	69
Fuelcell Energy (1)(2)	3,100	35
General Cable (2)	2,700	82
Genlyte Group (2)	1,100	75
GrafTech International (1)(2)	8,400	51
Hubbell, Class B	1,200	61
Plug Power (1)(2)	6,900	34
Regal-Beloit (1)	1,600	68
Rockwell Automation	4,300	309
Thomas & Betts (2)	1,700	87
Ultralife Batteries (1)(2)	1,800	23
Unique Mobility (1)(2)	4,400	20
Vicor (1)	1,900	37
Woodward Governor	2,100	70
		2,631
Industrial Conglomerates 3.0%
3M	18,200	1,378
Carlisle Companies	900	74
GE	254,806	8,862
Roper Industries	1,800	87
Teleflex	900	64
Textron	3,000	280
Tredegar (1)	3,000	48
Tyco International	48,300	1,298
Walter Industries (1)	2,500	167
		12,258
Machinery 1.8%
3-D Systems (1)(2)	5,300	113
Actuant, Class A	1,340	82
AGCO (1)(2)	3,200	66
American Science Engineering (1)(2)	600	56
Ampco Pittsburgh	2,100	42
Briggs & Stratton	1,000	35
Cascade	500	26
Caterpillar	16,000	1,149
Crane	1,400	57
Cummins Engine	1,100	116
Danaher	6,700	426
Deere	5,800	458
Donaldson	2,600	88
Dover	4,000	194
Dynamic Materials	900	32
Eaton	3,200	234
EnPro Industries (1)(2)	1,268	44
ESCO Electronics (1)(2)	1,200	61
Flowserve (2)	2,000	117
Graco	2,187	99
Harsco	1,100	91
Illinois Tool Works	6,950	669
Ingersoll-Rand, Class A	8,200	343
ITT Industries	4,200	236
JLG Industries	4,200	129
Joy Global	3,000	179
Kennametal	1,000	61
Lincoln Electric Holdings (1)	1,400	76
Manitowoc	1,200	109
Middleby (1)(2)	400	33
NACCO Industries	500	77
Navistar (2)	2,300	63
Nordson	1,600	80
Oshkosh Truck	2,200	137
PACCAR	4,250	300
Pall	3,500	109
Parker Hannifin	2,819	227
Pentair	2,200	90
Robbins & Myers (1)	1,800	39
SPX	1,604	86
Stewart & Stevenson	1,500	55
Tecumseh Products, Class A (1)	1,300	32
Terex (2)	1,800	143
Timken	3,000	97
Toro	1,400	67
Trinity Industries (1)	1,300	71
Turbochef Technologies (1)(2)	2,500	31
Valmont Industries (1)	2,000	84
Wabtec	2,425	79
Watts Industries, Class A (1)	1,300	47
		7,335
Marine 0.1%
Alexander & Baldwin	1,400	67
International Shipholding (2)	3,500	54
Kirby Corporation (2)	1,200	82
Overseas Shipholding Group	1,100	52
		255
Road & Rail 0.7%
Burlington Northern Santa Fe	8,900	742
CNF	1,500	75
CSX	5,000	299
Dollar Thrifty Auto Group (2)	1,000	45
Florida East Coast Industries (1)	1,200	65
J.B. Hunt Transport Services	4,800	103
Kansas City Southern Industries (1)(2)	2,600	64
Knight Transportation (1)	3,150	62
Norfolk Southern	9,800	530
Swift Transportation (1)(2)	2,370	52
U.S. Xpress Enterprises (2)	2,600	51
Union Pacific	6,100	569
USA Truck (1)(2)	2,400	59
Werner Enterprises	2,575	47
		2,763
Trading Companies & Distributors 0.2%
Applied Industrial Technologies (1)	1,650	74
Fastenal (1)	3,500	166
GATX	1,700	70
Huttig Building Products (1)(2)	4,044	38
Interline Brands (2)	2,000	50
MSC Industrial Direct	1,600	86
UAP Holding	2,100	45
United Rentals (1)(2)	2,200	76
W. W. Grainger	2,100	158
		763

Total Industrials & Business Services		45,154
INFORMATION TECHNOLOGY 15.7%

Communications Equipment 2.6%
3 Com (2)	8,300	42
ADC Telecommunications (1)(2)	2,321	59
ADTRAN	1,700	45
Anaren (2)	1,600	31
Andrew (2)	3,600	44
Avaya (2)	11,457	129
Avocent (2)	1,136	36
Belden CDT (1)	1,700	46
C-COR.net (1)(2)	4,800	42
Carrier Access (1)(2)	6,900	42
CIENA (1)(2)	27,047	141
Cisco Systems (2)	156,868	3,399
Commscope (1)(2)	1,300	37
Comverse Technology (2)	5,000	118
Corning (2)	36,810	991
Ditech Communications (2)	3,600	38
Dycom Industries (1)(2)	1,300	28
EMS Technologies (2)	2,000	36
Extreme Networks (2)	4,900	25
F5 Networks (2)	1,600	116
Finisar (1)(2)	13,400	66
Foundry Networks (2)	4,400	80
Harmonic (1)(2)	6,859	44
Harris	3,200	151
Inter-Tel	2,200	47
InterDigital Communication (1)(2)	1,600	39
IXIA (1)(2)	2,100	30
JDS Uniphase (2)	30,758	128
Juniper Networks (2)	13,150	251
Lucent Technologies (1)(2)	102,185	312
Mastec (1)(2)	4,350	62
Motorola	59,240	1,357
MRV Communications (1)(2)	8,360	34
Optical Cable, Warrants, 10/24/07 (2)	168	—
Packeteer (1)(2)	1,400	16
Plantronics	1,200	43
Polycom (2)	3,900	85
Powerwave Technologies (1)(2)	4,837	65
QUALCOMM	38,500	1,948
Safenet (1)(2)	1,611	43
SeaChange International (1)(2)	2,900	23
Sirenza Microdevices (1)(2)	5,900	56
Sonus Networks (1)(2)	9,200	50
Stratex Networks (2)	4,500	28
Sycamore Networks (2)	5,900	28
Tekelec (1)(2)	1,600	22
Tellabs (2)	10,157	161
Terayon Communication Systems (1)(2)	9,900	18
		10,632
Computers & Peripherals 2.9%
Adaptec (2)	6,300	35
Advanced Digital Info (2)	3,700	33
Apple Computer (2)	20,200	1,267
Avid Technology (1)(2)	1,100	48
Brocade Communications Systems (2)	11,060	74
Dell (2)	58,700	1,747
Diebold	1,600	66
Dot Hill (1)(2)	5,900	42
Electronics for Imaging (1)(2)	1,300	36
EMC (2)	56,276	767
Emulex (1)(2)	2,200	38
Gateway (1)(2)	9,100	20
Hewlett-Packard	69,618	2,290
IBM	38,090	3,141
Imation	800	34
Intergraph (2)	700	29
Intermec (1)(2)	2,400	73
Iomega (1)(2)	5,300	17
LaserCard (1)(2)	2,700	61
Lexar Media (1)(2)	6,700	58
Lexmark International (2)	3,000	136
Maxtor (2)	11,104	106
McDATA, Class A (1)(2)	3,765	17
NCR (2)	4,400	184
Network Appliance (2)	9,300	335
Presstek (1)(2)	3,000	36
QLogic (2)	5,422	105
Quantum DLT & Storage Systems Group (1)(2)	8,100	30
Rackable Systems (2)	1,600	85
Rimage (1)(2)	2,200	50
Sandisk (2)	4,900	282
Seagate Technology (1)	11,600	305
Socket Communications (1)(2)	14,700	20
Sun Microsystems (2)	75,300	386
Western Digital (2)	6,300	122
		12,075
Electronic Equipment & Instruments 0.7%
Aeroflex (1)(2)	3,400	47
Agilent Technologies (2)	10,687	401
Amphenol, Class A	2,300	120
Anixter International	900	43
Applied Films (1)(2)	2,000	39
Arrow Electronics (2)	2,600	84
Avnet (2)	3,548	90
AVX (1)	4,100	72
Benchmark Electronics (1)(2)	850	33
Brightpoint (2)	2,400	74
CDW	1,900	112
Cherokee International (1)(2)	4,100	21
Coherent (2)	1,500	53
Daktronics (1)	1,100	40
Echelon (1)(2)	200	2
Electro Scientific Industries (2)	1,300	29
Ingram Micro, Class A (2)	3,000	60
Jabil Circuit (2)	5,000	214
Landauer (1)	500	25
Maxwell Technologies (1)(2)	800	16
Mercury Computer Systems (1)(2)	1,600	26
Merix (1)(2)	3,800	47
Molex (1)	4,350	144
Multi Fineline Electronix (1)(2)	700	41
Napco Security Systems (1)(2)	4,210	70
National Instruments	2,500	81
Newport (2)	1,100	21
Nu Horizons Electronics (2)	1,450	12
OYO Geospace (2)	2,100	124
Park Electrochemical (1)	1,600	47
PC Connection (1)(2)	2,450	14
Plexus (2)	1,200	45
Sanmina-SCI (2)	11,412	47
Solectron (2)	21,240	85
Sunpower (1)(2)	1,700	65
Symbol Technologies (1)	5,633	60
Taser International (1)(2)	4,000	42
Tech Data (2)	1,300	48
Technitrol	2,700	65
Tektronix	2,100	75
Trimble Navigation (2)	1,500	68
TTM Technologies (1)(2)	2,400	35
Vishay Intertechnology (2)	6,120	87
X-Rite	2,000	26
Zygo (2)	1,900	31
		2,981
Internet Software & Services 1.7%
Akamai Technologies (1)(2)	3,100	102
aQuantive (1)(2)	3,700	87
Ariba (1)(2)	3,638	35
CNET Networks (1)(2)	5,675	81
Digitas (2)	4,809	69
Earthlink (1)(2)	3,930	37
eBay (2)	34,300	1,340
eCollege.com (1)(2)	2,800	53
Entrust Technologies (1)(2)	5,500	25
Google, Class A (2)	7,230	2,820
IAC/InterActiveCorp (2)	9,324	275
Interwoven (1)(2)	4,389	39
MatrixOne (2)	6,800	49
Monster Worldwide (2)	3,300	164
NetRatings (1)(2)	1,900	25
RealNetworks (1)(2)	8,500	70
S1 (1)(2)	3,500	18
Sonicwall (1)(2)	6,200	44
The Knot (1)(2)	6,000	109
Tumbleweed Communications (1)(2)	4,800	14
United Online (1)	2,150	28
VeriSign (2)	7,040	169
Webex Communications (1)(2)	1,900	64
webMethods (2)	4,510	38
Websense (2)	1,000	27
Yahoo! (2)	35,732	1,153
		6,935
IT Services 1.4%
Accenture, Class A	21,800	655
Acxiom	2,000	52
Affiliated Computer Services, Class A (2)	2,900	173
Alliance Data Systems (2)	1,400	65
Analysts International (1)(2)	5,700	16
AnswerThink (1)(2)	5,020	32
Automatic Data Processing	13,700	626
BearingPoint (1)(2)	7,300	62
BISYS Group (2)	3,600	49
CACI International, Class A (2)	700	46
Ceridian (2)	3,100	79
Checkfree (2)	2,100	106
CIBER (1)(2)	4,100	26
Cognizant Technology Solutions (2)	3,800	226
Computer Sciences (2)	4,500	250
Convergys (2)	3,100	56
CSG Systems International (2)	1,900	44
DST Systems (2)	2,100	122
EFunds (2)	1,706	44
Electronic Clearing House (2)	4,300	55
Electronic Data Systems	11,400	306
Fidelity National Information	4,500	182
First Data	18,651	873
Fiserv (2)	4,375	186
Forrester Research (2)	2,100	47
Global Payments	1,760	93
Hewitt Associates, Class A (2)	2,680	80
Igate Capital (2)	7,900	47
Indus International (2)	900	3
Intrado (2)	1,800	47
Iron Mountain (2)	2,975	121
Keane (1)(2)	1,456	23
Lightbridge (2)	1,778	20
Management Network Group (1)(2)	4,400	10
Maximus	1,400	50
Moneygram International	2,200	68
MPS Group (2)	3,200	49
Paychex	8,587	358
Pegasus Solutions (1)(2)	2,350	22
Perot Systems, Class A (2)	2,500	39
RightNow Technologies (1)(2)	2,400	38
Sabre Holdings	3,200	75
Sapient (1)(2)	5,500	42
Startek (1)	1,000	24
Sykes Enterprises (2)	2,700	38
Syntel (1)	1,500	28
Total System Services	4,600	92
Unisys (2)	7,500	52
		5,797
Office Electronics 0.1%
Xerox (2)	22,500	342
Zebra Technologies (2)	2,150	96
		438
Semiconductor & Semiconductor Equipment 2.9%
Actel (2)	1,500	24
Advanced Energy Industries (2)	3,400	48
Advanced Micro Devices (2)	9,800	325
Agere Systems (2)	3,578	54
Altera (2)	8,000	165
AMIS Holdings (1)(2)	2,500	23
Amkor Technology (1)(2)	4,200	36
Analog Devices	8,300	318
Applied Materials	38,478	674
Applied Micro Circuits (2)	8,642	35
Atheros Communications (2)	3,500	92
Atmel (1)(2)	10,600	50
ATMI (1)(2)	1,500	45
Axcelis Technologies (2)	2,114	12
Broadcom, Class A (2)	11,850	511
Brooks-Pri Automation (2)	2,554	36
Cabot Microelectronics (1)(2)	1,664	62
CEVA (1)(2)	3,766	25
Cirrus Logic (1)(2)	5,700	48
Cognex (1)	1,300	39
Cohu (1)	1,600	34
Conexant Systems (1)(2)	10,416	36
Cymer (2)	800	36
Cypress Semiconductor (1)(2)	2,800	47
Diodes (2)	2,175	90
DSP Group (2)	900	26
Entegris (2)	6,092	65
Fairchild Semiconductor, Class A (2)	2,600	50
FEI (1)(2)	1,300	26
Freescale Semiconductor, Class B (2)	9,566	266
Integrated Device Technology (2)	4,250	63
Intel	145,590	2,817
International Rectifier (2)	1,900	79
Intersil Holding, Class A	2,796	81
KLA-Tencor	4,700	227
Kopin (1)(2)	6,500	33
Kulicke & Soffa (1)(2)	1,700	16
Lam Research (2)	3,900	168
Lattice Semiconductor (2)	4,800	32
Linear Technology	6,700	235
LSI Logic (1)(2)	8,306	96
LTX (1)(2)	4,700	25
Marvell Technology Group (2)	6,800	368
Mattson Technology (2)	3,600	43
Maxim Integrated Products	7,321	272
MEMC Electronic Materials (2)	4,300	159
Micrel (2)	4,700	70
Microchip Technology	4,864	177
Micron Technology (2)	14,300	210
Microsemi (2)	1,400	41
MIPS Technologies (2)	4,800	36
MKS Instruments (2)	2,213	52
Monolithic System Technology (1)(2)	3,500	31
Nanometrics (2)	2,500	35
National Semiconductor	6,900	192
Novellus Systems (2)	3,200	77
NVIDIA (2)	3,700	212
Omnivision Technologies (1)(2)	3,800	115
ON Semiconductor (1)(2)	9,200	67
Pericom Semiconductor (1)(2)	3,100	31
Power Integrations (1)(2)	700	17
QuickLogic (2)	6,700	38
Rambus (1)(2)	4,300	169
RF Micro Devices (1)(2)	5,300	46
Rudolph Technologies (1)(2)	1,600	27
Semitool (1)(2)	2,500	28
Semtech (2)	1,600	29
Silicon Laboratories (2)	1,700	93
Silicon Storage Technology (1)(2)	5,700	25
Skyworks Solutions (1)(2)	3,479	24
Spansion, Class A (2)	2,900	43
Teradyne (2)	4,200	65
Texas Instruments	40,200	1,305
Transmeta (1)(2)	19,300	39
TriQuint Semiconductor (1)(2)	3,890	19
Varian Semiconductor Equipment (2)	1,500	42
Virage Logic (1)(2)	8,000	86
Xilinx	7,500	191
Zoran (2)	1,614	35
		11,679
Software 3.4%
Activision (2)	7,154	99
Adobe Systems (2)	10,780	376
Advent Software (1)(2)	1,300	37
Agile Software (2)	1,300	10
Ansoft (2)	2,400	100
Ansys (1)(2)	2,000	108
Aspen Technology (1)(2)	4,300	54
Autodesk (2)	5,700	220
BEA Systems (2)	8,100	106
BMC Software (2)	5,000	108
Borland Software (2)	4,800	26
CA	13,431	365
Cadence Design Systems (2)	6,400	118
Citrix Systems (2)	4,100	155
Compuware (2)	11,000	86
Electronic Arts (2)	7,300	399
Embarcadero (1)(2)	4,300	30
EPlus (2)	1,800	26
FactSet Research Systems (1)	1,750	78
Fair Isaac	2,072	82
FileNet (1)(2)	1,400	38
Hyperion Solutions (2)	1,305	43
Informatica (1)(2)	5,200	81
Internet Security Systems (2)	2,500	60
Intuit (2)	4,000	213
Jack Henry & Associates	2,200	50
JDA Software Group (1)(2)	2,700	39
Kronos (1)(2)	1,000	37
Macrovision (2)	2,100	47
Manhattan Associates (2)	1,500	33
Manugistics Group (1)(2)	8,800	19
MapInfo (1)(2)	2,500	35
McAfee (2)	8,737	213
Mentor Graphics (2)	3,500	39
Microsoft	256,950	6,992
Midway Games (1)(2)	2,839	26
Moldflow (2)	2,200	35
Motive (1)(2)	600	2
Napster (1)(2)	6,313	21
NAVTEQ (2)	3,900	198
NetIQ (1)(2)	2,068	23
NetScout Systems (1)(2)	5,800	53
Novell (2)	10,034	77
Nuance Communications (1)(2)	8,124	96
ONYX Software (1)(2)	4,450	21
Open Solutions (1)(2)	1,400	38
OPNET Technologies (1)(2)	3,100	33
Oracle (2)	125,700	1,721
Parametric Technology (2)	3,280	54
Progress Software (1)(2)	1,500	44
Quality Systems (1)	1,600	53
Quest Software (2)	2,900	48
Red Hat (1)(2)	4,500	126
Renaissance Learning (1)	800	14
Reynolds & Reynolds, Class A	1,400	40
RSA Security (2)	1,900	34
Secure Computing (1)(2)	3,600	42
Sybase (1)(2)	2,210	47
Symantec (2)	28,464	479
Synopsys (2)	3,270	73
THQ (2)	1,875	49
WatchGuard Technologies (1)(2)	6,300	32
Wind River Systems (2)	2,772	34
Witness Systems (1)(2)	2,000	51
		14,086

Total Information Technology		64,623
MATERIALS 3.3%

Chemicals 1.5%
A. Schulman	1,600	40
Air Products and Chemicals	5,300	356
Airgas	2,300	90
Arch Chemicals	1,400	43
Ashland	1,500	107
Cabot	1,100	37
Calgon Carbon (1)	3,000	18
Chemtura	7,645	90
Cytec Industries	900	54
Dow Chemical	23,499	954
DuPont	23,509	992
Eastman Chemical	2,200	113
Ecolab	5,900	225
Engelhard	3,200	127
Ferro	1,600	32
FMC	1,300	81
Georgia Gulf	1,400	36
H.B. Fuller	1,100	56
Hawkins Chemical (1)	2,600	37
Hercules (2)	4,400	61
Huntsman (2)	5,800	112
International Flavors & Fragrances	2,600	89
Kronos Worldwide (1)	1,768	54
Lubrizol	1,800	77
Lyondell Chemical	6,135	122
MacDermid	1,200	39
Minerals Technologies	500	29
Monsanto	6,780	575
Mosaic (1)(2)	9,400	135
Nalco Holding (2)	4,100	73
NL Industries (1)	2,300	24
OMNOVA Solutions (2)	3,500	21
PPG Industries	4,200	266
Praxair	8,000	441
Rohm & Haas	5,200	254
RPM	3,300	59
Scotts Miracle Gro	1,400	64
Sensient Technologies	2,000	36
Sigma Aldrich	1,700	112
Spartech	900	22
Symyx Technologies (1)(2)	700	19
Terra Nitrogen (1)(2)	900	18
Tronox, Class B (2)	532	9
Valhi (1)	4,000	71
Valspar	2,400	67
W. R. Grace (1)(2)	3,900	52
		6,389
Construction Materials 0.2%
Eagle Materials (1)	1,398	89
Florida Rock Industries	1,800	101
Headwaters (1)(2)	1,900	76
Lafarge	1,800	151
Martin Marietta Materials	1,300	139
Vulcan Materials	2,500	217
		773
Containers & Packaging 0.3%
Aptargroup	800	44
Ball	3,500	153
Bemis	2,400	76
Chesapeake Corporation (1)	1,500	21
Crown Cork & Seal (2)	5,500	98
Myers Industries (1)	3,260	52
Owens-Illinois (2)	4,100	71
Packaging Corp. of America	2,000	45
Pactiv (2)	4,000	98
Rock-Tenn, Class A	2,000	30
Sealed Air	2,100	122
Smurfit-Stone Container (2)	5,690	77
Sonoco Products	1,900	64
Temple-Inland	2,400	107
		1,058
Metals & Mining 1.0%
AK Steel (1)(2)	2,800	42
Alcoa	21,920	670
Allegheny Technologies	3,050	187
Carpenter Technology (1)	1,100	104
Coeur d'Alene Mines (1)(2)	13,400	88
Commercial Metals	3,000	160
Freeport McMoRan Copper Gold	4,300	257
Glamis Gold (1)(2)	3,200	105
Hecla Mining (1)(2)	6,300	42
Meridian Gold (1)(2)	3,400	101
Mines Management (1)(2)	3,600	32
Mittal Steel (1)	1,462	55
Newmont Mining	9,800	508
Nucor	4,400	461
Phelps Dodge	4,816	388
Quanex	800	53
Royal Gold (1)	1,900	69
Southern Copper (1)	4,000	338
Steel Dynamics	1,700	96
Stillwater Mining (1)(2)	4,605	76
USX-U.S. Steel Group	3,400	206
Worthington Industries (1)	3,400	68
		4,106
Paper & Forest Products 0.3%
Bowater	1,400	41
Buckeye Technologies (2)	2,900	26
International Paper	14,284	494
Louisiana Pacific	2,900	79
MeadWestvaco	3,352	92
Neenah Paper (1)	654	21
P. H. Glatfelter	2,100	39
Schweitzer Mauduit	1,000	24
Wausau Paper (1)	2,900	41
Weyerhaeuser	5,800	420
		1,277

Total Materials		13,603
TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 1.8%
AT&T	92,079	2,490
Atlantic Tele Network	2,200	125
BellSouth	42,500	1,473
Centurytel	3,175	124
Cincinnati Bell (2)	9,348	42
Citizens Communications	10,140	134
Commonwealth Telephone Enterprises (1)	1,100	38
CT Communications	1,700	23
D&E Communications	2,949	33
General Communications, Class A (2)	4,600	56
IDT (1)(2)	1,700	19
Level 3 Communications (1)(2)	15,000	78
Panamsat Holding (1)	2,000	50
Qwest Communications International (1)(2)	46,525	316
Time Warner Telecom, Class A (1)(2)	5,400	97
US LEC, Class A (1)(2)	7,600	20
Verizon Communications	70,511	2,402
		7,520
Wireless Telecommunication Services 0.9%
@Road (1)(2)	6,800	35
Alltel	8,540	553
American Tower Systems, Class A (2)	10,420	316
Centennial Communications (1)	2,200	16
Crown Castle International (2)	5,900	167
Nextel Partners, Class A (2)	6,900	195
NII Holdings, Class B (2)	4,100	242
Price Communications (1)(2)	2,285	40
Sprint Nextel	70,362	1,818
Telephone & Data Systems	2,000	79
Telephone & Data Systems, Special Shares	700	26
U.S. Cellular (2)	1,800	107
Ubiquital (2)	6,200	63
Wireless Facilities (1)(2)	4,300	17
		3,674

Total Telecommunication Services		11,194
UTILITIES 3.0%

Electric Utilities 1.3%
Allegheny Energy (2)	4,700	159
ALLETE	1,033	48
American Electric Power	8,440	287
Central Vermont Public Service	2,700	57
Cinergy	4,200	191
Cleco	2,000	45
DPL	3,200	86
DQE (1)	1,700	28
Edison International	8,100	334
El Paso Electric (2)	2,200	42
Empire District Electronics (1)	3,100	69
Entergy	4,800	331
Exelon	16,024	848
FirstEnergy	7,560	370
FPL Group	8,800	353
Great Plains Energy (1)	2,200	62
Hawaiian Electric Industries (1)	1,900	51
IdaCorp	1,900	62
Madison Gas and Electric (1)	1,500	50
Northeast Utilities	2,900	57
Otter Tail (1)	1,800	52
Pinnacle West Capital	2,300	90
Potomac Electric Power	4,900	112
PPL	9,300	273
Progress Energy	5,230	230
Reliant Resources (2)	8,037	85
Sierra Pacific Resources (2)	5,600	77
Southern Company	17,700	580
Unisource Energy	1,500	46
United Illuminating	1,000	52
Westar Energy	1,900	39
		5,166
Gas Utilities 0.3%
AGL Resources	1,800	65
Atmos Energy (1)	2,500	66
Cascade Natural Gas (1)	2,600	51
Equitable Resources	2,800	102
Laclede Gas (1)	1,100	38
National Fuel Gas Company	2,800	92
NICOR (1)	1,500	59
ONEOK	3,000	97
Peoples Energy (1)	1,300	46
Piedmont Natural Gas Company (1)	2,900	70
Questar	2,100	147
Southern Union (1)	3,110	77
UGI	3,000	63
Washington Gas Light	1,200	37
		1,010
Independent Power Producers & Energy Traders 0.5%
AES (2)	16,955	289
Black Hills (1)	700	24
Constellation Energy Group	4,600	252
Duke Energy	22,000	641
Dynegy, Class A (1)(2)	13,436	65
Mirant (2)	7,200	180
NRG Energy (1)(2)	3,300	149
TXU	11,800	528
		2,128
Multi-Utilities 0.9%
Alliant	2,200	69
Ameren	4,400	219
Aquila (2)	9,000	36
Avista	2,000	41
CenterPoint Energy (1)	8,500	101
CH Energy Group (1)	900	43
CMS Energy (2)	5,100	66
Consolidated Edison (1)	4,800	209
Dominion Resources	7,720	533
DTE Energy	3,749	150
Energy East	3,400	83
KeySpan	4,000	163
MDU Resources Group	2,300	77
NiSource	6,808	138
NSTAR	2,400	69
OGE Energy	1,900	55
PG&E	9,400	366
PNM Resources	1,850	45
Public Service Enterprise	5,900	378
Puget Energy	2,500	53
SCANA	2,468	97
Sempra Energy	5,851	272
Teco Energy	5,100	82
Vectren	2,300	61
Wisconsin Energy	2,200	88
WPS Resources (1)	1,200	59
Xcel Energy	10,030	182
		3,735
Water Utilities 0.0%
Aqua America (1)	4,057	113
California Water Service Group (1)	1,100	49
		162

Total Utilities		12,201

Total Common Stocks (Cost $312,558)		401,092

CONVERTIBLE PREFERRED STOCKS 0.0%

FINANCIALS 0.0%

Real Estate 0.0%
Simon Property Group	390	27
Total Convertible Preferred Stocks (Cost $21)		27
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)	10,234,268	10,234
		10,234
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.54% 5/11/06 (5)	750,000	746
		746
Total Short-Term Investments (Cost $10,980)		10,980
SECURITIES LENDING COLLATERAL 10.1%
Money Market Trust 10.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.663% (4)	41,353,039	41,353
Total Securities Lending Collateral (Cost $41,353)		41,353
Total Investments in Securities
110.2% of Net Assets (Cost $364,912)		$453,452

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Affiliated company - see Note 4
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 5 S&P 500 contracts
$96 par of 4.54% U.S. Treasury Bills
pledged as initial margin	6/06	$1,629	$17
Long, 106 S&P Mini 500 contracts
$408 par of 4.54% U.S. Treasury Bills
pledged as initial margin	6/06	6,908	42
Long, 1 S&P Mid-Cap 400 contract
$16 par of 4.54% U.S. Treasury Bills
pledged as initial margin	6/06	399	13
Long, 1 Russell 2000 contract
$17 par of 4.54% U.S. Treasury Bills
pledged as initial margin	6/06	386	15
Long, 13 Russell 2000 Emini contracts
$43 par of 4.54% U.S. Treasury Bills
pledged as initial margin	6/06	1,003	38

Long, 6 S&P Mid-Cap 400 Emini contracts
$20 par of 4.54% U.S. Treasury Bills
pledged as initial margin	6/06	479	16
Net payments (receipts) of variation
margin to date			(162)
Variation margin receivable (payable)
on open futures contracts			$(21)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $40,373,000; aggregate collateral consisted of $41,353,000 in the money market pooled trust and U.S. government securities valued at $1,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $364,912,000. Net unrealized gain aggregated $88,681,000 at period-end, of which $116,980,000 related to appreciated investments and $28,299,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $102,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $10,234,000 and $6,019,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 10.0%
Auto Components 0.2%
Cooper Tire (1)	32,141	461
Goodyear Tire & Rubber (1)(2)	85,950	1,245
Johnson Controls	99,529	7,557
Visteon (2)	57,357	264
		9,527
Automobiles 0.3%
Ford Motor (1)	966,528	7,693
GM (1)	291,866	6,208
Harley-Davidson (1)	141,190	7,325
		21,226
Distributors 0.1%
Genuine Parts	89,712	3,932
		3,932
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)(2)	76,139	3,998
H&R Block	170,238	3,686
		7,684
Hotels, Restaurants & Leisure 1.5%
Carnival	223,898	10,606
Darden Restaurants	66,352	2,722
Harrah's Entertainment (1)	94,830	7,393
Hilton	167,536	4,265
International Game Technology	172,964	6,092
Marriott, Class A	84,955	5,828
McDonald's	653,864	22,467
Starbucks (2)	396,486	14,924
Starwood Hotels & Resorts Worldwide, Equity Units	113,745	7,704
Wendy's	59,735	3,707
Yum! Brands	146,510	7,159
		92,867
Household Durables 0.7%
Black & Decker	39,934	3,470
Centex	66,992	4,153
D. R. Horton	141,800	4,711
Fortune Brands	74,889	6,038
Harman International	34,100	3,789
KB Home (1)	41,524	2,698
Leggett & Platt	93,196	2,271
Lennar, Class A	70,700	4,269
Maytag (1)	42,279	902
Newell Rubbermaid	141,625	3,568
Pulte	110,772	4,256
Snap-On	29,000	1,105
Stanley Works (1)	36,517	1,850
Whirlpool	33,952	3,106
		46,186
Internet & Catalog Retail 0.1%
Amazon.com (1)(2)	157,900	5,765
		5,765
Leisure Equipment & Products 0.2%
Brunswick	49,930	1,940
Eastman Kodak (1)	147,962	4,208
Hasbro	91,921	1,940
Mattel	206,519	3,744
		11,832
Media 3.1%
CBS, Class B (3)	396,367	9,505
Clear Channel Communications	278,445	8,078
Comcast, Special Class A (1)(2)	1,121,684	29,343
Disney	997,968	27,833
Dow Jones (1)	36,413	1,431
Gannett	123,998	7,430
Interpublic Group (1)(2)	216,500	2,070
Knight-Ridder	34,888	2,205
Live Nation (1)(2)	33,480	664
McGraw-Hill (1)	192,824	11,110
Meredith (1)	20,576	1,148
New York Times, Class A (1)	72,091	1,824
News Corp., Class A (1)	1,256,089	20,864
Omnicom	93,233	7,762
Scripps, Class A	45,300	2,025
Time Warner	2,350,145	39,459
Tribune	138,864	3,809
Univision Communications, Class A (1)(2)	113,106	3,899
Viacom, Class B (2)(3)	395,867	15,360
		195,819
Multiline Retail 1.1%
Big Lots (2)	58,934	823
Dillards, Class A (1)	35,455	923
Dollar General	165,022	2,916
Family Dollar Stores	81,609	2,171
Federated Department Stores	141,092	10,300
J.C. Penney	124,222	7,504
Kohl's (2)	178,922	9,485
Nordstrom	114,702	4,494
Sears Holding (2)	51,619	6,826
Target	459,517	23,899
		69,341
Specialty Retail 2.2%
Autonation (1)(2)	104,651	2,255
AutoZone (2)	30,845	3,075
Bed Bath & Beyond (2)	152,322	5,849
Best Buy	210,913	11,796
Circuit City	89,597	2,193
GAP	293,901	5,490
Home Depot	1,106,295	46,796
Lowes	405,859	26,154
Office Depot (2)	160,239	5,967
OfficeMax (1)	36,058	1,088
RadioShack	73,743	1,418
Sherwin-Williams	59,399	2,937
Staples	376,171	9,600
The Limited	180,001	4,403
Tiffany	72,907	2,737
TJX	240,164	5,961
		137,719
Textiles, Apparel, & Luxury Goods 0.4%
Coach (2)	194,990	6,743
Jones Apparel Group	58,059	2,054
Liz Claiborne	54,943	2,252
Nike, Class B	99,135	8,436
V. F.	48,427	2,755
		22,240

Total Consumer Discretionary		624,138

CONSUMER STAPLES 9.2%

Beverages 2.0%
Anheuser-Busch	413,326	17,678
Brown-Forman, Class B	43,631	3,358
Coca-Cola	1,085,132	45,435
Coca-Cola Enterprises	171,574	3,490
Constellation Brands, Class A (1)(2)	103,100	2,583
Molson Coors Brewing, Class B (1)	28,756	1,973
Pepsi Bottling Group	69,344	2,107
PepsiCo	866,565	50,079
		126,703
Food & Staples Retailing 2.4%
Albertsons (1)	188,240	4,832
Costco Wholesale	248,407	13,454
CVS	426,392	12,736
Kroger (2)	378,053	7,697
Safeway (1)	232,381	5,837
Supervalu (1)	71,013	2,189
Sysco	321,904	10,317
Wal-Mart	1,308,957	61,835
Walgreen	526,660	22,715
Whole Foods Market	71,700	4,764
		146,376
Food Products 1.1%
Archer-Daniels-Midland	338,516	11,391
Campbell Soup	98,449	3,190
ConAgra	286,261	6,143
General Mills	192,429	9,752
Heinz (1)	177,459	6,729
Hershey Foods (1)	98,606	5,150
Kellogg	138,436	6,097
McCormick	67,005	2,269
Sara Lee	414,808	7,417
Tyson Foods, Class A (1)	127,200	1,748
Wrigley	94,483	6,047
		65,933
Household Products 2.1%
Clorox	77,997	4,668
Colgate-Palmolive	269,891	15,411
Kimberly-Clark	246,340	14,238
Procter & Gamble	1,717,860	98,983
		133,300
Personal Products 0.2%
Alberto Culver, Class B	38,686	1,711
Avon	239,961	7,480
Estee Lauder, Class A (1)	63,200	2,350
		11,541
Tobacco 1.4%
Altria Group	1,096,306	77,684
Reynolds American (1)	43,899	4,631
UST (1)	93,015	3,870
		86,185

Total Consumer Staples		570,038

ENERGY 9.7%

Energy Equipment & Services 2.0%
Baker Hughes	177,796	12,161
BJ Services	172,422	5,966
Halliburton	269,254	19,661
Nabors Industries (2)	84,596	6,055
National Oilwell Varco (1)(2)	93,227	5,978
Noble Drilling	72,780	5,903
Rowan (1)	60,695	2,668
Schlumberger	308,259	39,016
Transocean (2)	173,075	13,898
Weatherford International (2)	183,100	8,377
		119,683
Oil, Gas & Consumable Fuels 7.7%
Amerada Hess	43,584	6,206
Anadarko Petroleum	120,170	12,138
Apache	174,937	11,460
Burlington Resources	199,223	18,311
Chesapeake Energy (1)	189,300	5,946
Chevron	1,165,521	67,565
ConocoPhillips	723,894	45,714
Devon Energy	235,212	14,388
El Paso Corporation (1)	350,972	4,229
EOG Resources	129,554	9,328
ExxonMobil	3,185,282	193,856
Kerr-McGee	63,076	6,023
Kinder Morgan	53,784	4,948
Marathon Oil	191,641	14,597
Murphy Oil	85,400	4,255
Occidental Petroleum	226,197	20,957
Sunoco	70,774	5,490
Valero Energy	320,934	19,185
Williams Companies	307,570	6,579
XTO Energy	195,219	8,506
		479,681

Total Energy		599,364

FINANCIALS 20.7%

Capital Markets 3.4%
Ameriprise Financial	130,139	5,864
Bank of New York	400,556	14,436
Bear Stearns	61,953	8,593
Charles Schwab	534,199	9,194
E*TRADE Financial (2)	211,951	5,718
Federated Investors, Class B	46,251	1,806
Franklin Resources	79,637	7,505
Goldman Sachs	227,424	35,696
Janus Capital Group	108,015	2,503
Lehman Brothers	139,923	20,223
Mellon Financial	214,706	7,644
Merrill Lynch	479,026	37,728
Morgan Stanley	560,324	35,200
Northern Trust	97,132	5,099
State Street	173,223	10,468
T. Rowe Price (4)	69,176	5,410
		213,087
Commercial Banks 5.8%
AmSouth (1)	178,919	4,840
Bank of America	2,428,238	110,582
BB&T	281,458	11,033
Comerica	85,085	4,932
Compass Bancshares	63,800	3,229
Fifth Third Bancorp (1)	298,196	11,737
First Horizon National (1)	66,695	2,778
Huntington Bancshares (1)	132,758	3,203
KeyCorp (1)	212,684	7,827
M & T Bank (1)	41,172	4,699
Marshall & Ilsley (1)	107,909	4,703
National City	287,287	10,026
North Fork Bancorporation	243,192	7,011
PNC Financial Services Group	152,022	10,233
Regions Financial (1)	238,552	8,390
SunTrust	198,111	14,415
Synovus Financial	160,617	4,351
U.S. Bancorp	947,022	28,884
Wachovia	848,797	47,575
Wells Fargo	877,968	56,076
Zions Bancorp (1)	54,128	4,478
		361,002
Consumer Finance 0.9%
American Express	644,399	33,863
Capital One Financial	155,421	12,514
SLM Corporation	218,824	11,366
		57,743
Diversified Financial Services 3.5%
CIT Group	102,648	5,494
Citigroup	2,608,492	123,199
JPMorgan Chase	1,818,363	75,717
Moody's	128,188	9,160
		213,570
Insurance 4.6%
ACE Limited	168,002	8,738
AFLAC	261,884	11,819
Allstate	337,367	17,580
Ambac (1)	57,375	4,567
American International Group	1,355,717	89,599
Aon	167,595	6,957
Chubb	103,894	9,916
Cincinnati Financial (1)	89,623	3,770
Genworth Financial, Class A	193,900	6,482
Hartford Financial Services	156,675	12,620
Jefferson Pilot	70,197	3,927
Lincoln National	90,034	4,915
Loews	70,294	7,114
Marsh & McLennan	283,793	8,332
MBIA (1)	68,486	4,118
MetLife	395,024	19,107
Principal Financial Group	144,992	7,076
Progressive Corporation	102,190	10,654
Prudential Financial	260,795	19,771
SAFECO	63,529	3,190
St. Paul Travelers Companies	358,796	14,994
Torchmark	56,464	3,224
UnumProvident (1)	154,629	3,167
XL Capital	89,776	5,756
		287,393
Real Estate 0.9%
Apartment Investment & Management, Class A, REIT	48,619	2,280
Archstone-Smith Trust, REIT	112,035	5,464
Boston Properties, REIT	46,100	4,299
Equity Office Properties, REIT	207,652	6,973
Equity Residential, REIT	147,875	6,919
Kimco Realty, REIT	92,300	3,751
Plum Creek Timber, REIT	94,068	3,474
ProLogis, REIT	125,121	6,694
Public Storage, REIT	44,100	3,582
Simon Property Group, REIT	97,629	8,214
Vornado Realty Trust, REIT	62,600	6,010
		57,660
Thrifts & Mortgage Finance 1.6%
Countrywide Credit	310,967	11,412
Fannie Mae	502,808	25,844
Freddie Mac	364,919	22,260
Golden West Financial (1)	134,161	9,110
MGIC Investment (1)	47,645	3,175
Sovereign Bancorp	179,766	3,939
Washington Mutual	522,465	22,267
		98,007

Total Financials		1,288,462

HEALTH CARE 12.7%

Biotechnology 1.4%
Amgen (2)	609,632	44,351
Applera	96,598	2,622
Biogen Idec (2)	179,459	8,452
Chiron (1)(2)	57,977	2,656
Genzyme (2)	134,335	9,030
Gilead Sciences (2)	241,167	15,005
MedImmune (2)	133,298	4,876
		86,992
Health Care Equipment & Supplies 2.0%
Bausch & Lomb	28,097	1,790
Baxter International	342,349	13,287
Becton, Dickinson	130,112	8,012
Biomet (1)	129,451	4,598
Boston Scientific (1)(2)	303,111	6,987
C R Bard	53,654	3,638
Fisher Scientific (1)(2)	62,872	4,278
Guidant	176,762	13,798
Hospira (2)	81,362	3,211
Medtronic	630,427	31,994
Millipore (2)	27,940	2,041
PerkinElmer	65,600	1,540
St. Jude Medical (2)	190,921	7,828
Stryker	151,751	6,729
Thermo Electron (2)	83,863	3,110
Waters Corporation (2)	57,535	2,483
Zimmer Holdings (1)(2)	127,681	8,631
		123,955
Health Care Providers & Services 3.0%
Aetna	296,722	14,581
AmerisourceBergen	106,162	5,124
Cardinal Health	221,202	16,484
Caremark RX (2)	234,315	11,524
CIGNA	63,176	8,252
Coventry Health Care (2)	83,400	4,502
Express Scripts (2)	76,040	6,684
HCA	218,788	10,018
Health Management	140,112	3,022
Humana (2)	83,854	4,415
IMS Health (1)	103,918	2,678
Laboratory Corporation of America (2)	65,400	3,825
Manor Care	41,899	1,858
McKesson	159,659	8,323
Medco (2)	159,096	9,103
Patterson Companies (2)	72,100	2,538
Quest Diagnostics	85,096	4,365
Tenet Healthcare (1)(2)	243,733	1,799
UnitedHealth Group	709,346	39,624
WellPoint (2)	342,574	26,526
		185,245
Pharmaceuticals 6.3%
Abbott Laboratories	808,417	34,333
Allergan	79,116	8,584
Barr Pharmaceuticals (2)	56,100	3,533
Bristol Myers Squibb	1,017,210	25,034
Eli Lilly	592,180	32,748
Forest Laboratories (2)	176,014	7,856
Johnson & Johnson	1,553,090	91,974
King Pharmaceuticals (2)	125,475	2,164
Merck	1,140,464	40,179
Mylan Laboratories (1)	122,105	2,857
Pfizer	3,837,414	95,628
Schering-Plough	763,566	14,500
Watson Pharmaceuticals (2)	51,819	1,489
Wyeth	699,447	33,937
		394,816

Total Health Care		791,008

INDUSTRIALS & BUSINESS SERVICES 11.3%

Aerospace & Defense 2.3%
Boeing	418,880	32,643
General Dynamics	207,272	13,261
Goodrich	63,735	2,780
Honeywell International	437,566	18,715
L-3 Communication	62,069	5,325
Lockheed Martin	187,344	14,075
Northrop Grumman	184,159	12,576
Raytheon	230,158	10,550
Rockwell Collins	90,681	5,110
United Technologies	529,696	30,707
		145,742
Air Freight & Logistics 1.0%
Fedex	158,510	17,902
Ryder System	31,593	1,415
UPS, Class B	571,269	45,347
		64,664
Airlines 0.1%
Southwest Airlines	383,545	6,900
		6,900
Building Products 0.2%
American Standard	96,321	4,128
Masco (1)	217,454	7,065
		11,193
Commercial Services & Supplies 0.7%
Acco Brands (2)	16,472	366
Allied Waste Industries (1)(2)	128,793	1,576
Avery Dennison	56,577	3,309
Cendant	526,389	9,133
Cintas	71,211	3,035
Equifax	67,245	2,504
PHH (2)	21,986	587
Pitney Bowes	122,838	5,273
R.R. Donnelley	111,542	3,650
Robert Half International (1)	85,562	3,303
Waste Management	286,110	10,100
		42,836
Construction & Engineering 0.1%
Fluor (1)	44,645	3,831
		3,831
Electrical Equipment 0.5%
American Power Conversion (1)	84,538	1,954
Cooper Industries, Class A	46,921	4,077
Emerson Electric	212,180	17,745
Power-One (1)(2)	37,900	273
Rockwell Automation	92,846	6,676
		30,725
Industrial Conglomerates 4.1%
3M	395,401	29,928
GE	5,444,568	189,362
Textron	67,995	6,350
Tyco International	1,051,346	28,260
		253,900
Machinery 1.5%
Caterpillar	352,084	25,283
Cummins Engine (1)	24,149	2,538
Danaher (1)	123,219	7,831
Deere	125,198	9,897
Dover	104,209	5,060
Eaton	76,102	5,553
Illinois Tool Works	107,739	10,376
Ingersoll-Rand, Class A	171,648	7,173
ITT Industries	95,466	5,367
Navistar (2)	29,539	815
PACCAR (1)	86,771	6,116
Pall	64,342	2,007
Parker Hannifin	62,072	5,004
		93,020
Road & Rail 0.8%
Burlington Northern Santa Fe	194,335	16,194
CSX	112,652	6,737
Norfolk Southern	215,069	11,629
Union Pacific	137,088	12,797
		47,357
Trading Companies & Distributors 0.0%
W. W. Grainger	39,232	2,956
		2,956

Total Industrials & Business Services		703,124

INFORMATION TECHNOLOGY 15.7%

Communications Equipment 3.0%
ADC Telecommunications (1)(2)	57,997	1,484
Andrew (1)(2)	77,800	955
Avaya (1)(2)	223,889	2,530
CIENA (2)	317,608	1,655
Cisco Systems (2)	3,208,309	69,524
Comverse Technology (2)	101,107	2,379
Corning (2)	806,469	21,702
JDS Uniphase (1)(2)	853,961	3,561
Lucent Technologies (1)(2)	2,283,413	6,965
Motorola	1,303,836	29,871
QUALCOMM	863,985	43,726
Tellabs (2)	229,079	3,642
		187,994
Computers & Peripherals 3.6%
Apple Computer (2)	444,232	27,862
Dell (2)	1,222,824	36,391
EMC (2)	1,238,763	16,884
Gateway (1)(2)	154,510	339
Hewlett-Packard	1,475,443	48,542
IBM	817,558	67,424
Lexmark International (2)	60,409	2,742
NCR (2)	93,998	3,928
Network Appliance (2)	194,123	6,994
QLogic (2)	88,878	1,720
Sun Microsystems (2)	1,805,408	9,262
		222,088
Electronic Equipment & Instruments 0.3%
Agilent Technologies (2)	231,436	8,690
Jabil Circuit (1)(2)	89,474	3,835
Molex (1)	78,276	2,599
Sanmina-SCI (2)	281,667	1,155
Solectron (2)	456,968	1,828
Symbol Technologies (1)	131,749	1,394
Tektronix (1)	39,896	1,424
		20,925
Internet Software & Services 1.4%
eBay (2)	601,743	23,504
Google, Class A (2)	90,400	35,256
Monster Worldwide (2)	62,253	3,104
VeriSign (1)(2)	127,700	3,064
Yahoo! (2)	659,096	21,262
		86,190
IT Services 1.0%
Affiliated Computer Services, Class A (2)	64,353	3,839
Automatic Data Processing	300,781	13,740
Computer Sciences (2)	95,811	5,322
Convergys (2)	69,906	1,273
Electronic Data Systems (1)	270,995	7,271
First Data	400,103	18,733
Fiserv (1)(2)	94,915	4,039
Paychex	172,105	7,170
Sabre Holdings	68,501	1,612
Unisys (2)	171,467	1,181
		64,180
Office Electronics 0.1%
Xerox (2)	492,156	7,481
		7,481
Semiconductor & Semiconductor Equipment 2.9%
Advanced Micro Devices (2)	250,806	8,317
Altera (2)	184,016	3,798
Analog Devices	189,674	7,263
Applied Materials	841,871	14,741
Applied Micro Circuits (1)(2)	162,607	662
Broadcom, Class A (2)	226,027	9,755
Freescale Semiconductor, Class B (2)	211,027	5,860
Intel	3,068,816	59,382
KLA-Tencor	103,628	5,011
Linear Technology	155,814	5,466
LSI Logic (1)(2)	206,587	2,388
Maxim Integrated Products	170,279	6,326
Micron Technology (2)	315,236	4,640
National Semiconductor	175,514	4,886
Novellus Systems (1)(2)	69,525	1,669
NVIDIA (2)	89,204	5,108
PMC-Sierra (1)(2)	94,732	1,164
Teradyne (1)(2)	99,673	1,546
Texas Instruments	836,784	27,170
Xilinx	184,983	4,710
		179,862
Software 3.4%
Adobe Systems (2)	310,942	10,858
Autodesk (2)	118,496	4,565
BMC Software (2)	109,334	2,368
CA (1)	236,876	6,445
Citrix Systems (2)	91,706	3,476
Compuware (2)	195,513	1,531
Electronic Arts (2)	157,320	8,609
Intuit (2)	91,242	4,853
Microsoft	4,641,353	126,291
Novell (2)	191,809	1,473
Oracle (2)	1,962,667	26,869
Parametric Technology (2)	55,417	905
Symantec (2)	561,167	9,444
		207,687

Total Information Technology		976,407

MATERIALS 3.0%

Chemicals 1.5%
Air Products and Chemicals	114,383	7,685
Ashland (1)	36,953	2,627
Chemtura	1,378	16
Dow Chemical	512,399	20,803
DuPont	480,123	20,266
Eastman Chemical	43,104	2,206
Ecolab	94,089	3,594
Engelhard	60,071	2,380
Hercules (1)(2)	50,269	694
International Flavors & Fragrances	45,454	1,560
Monsanto	139,576	11,829
PPG Industries	87,323	5,532
Praxair	166,639	9,190
Rohm & Haas	73,268	3,581
Sigma Aldrich (1)	34,768	2,287
Tronox, Class B (2)	12,718	216
		94,466
Construction Materials 0.1%
Vulcan Materials	52,583	4,556
		4,556
Containers & Packaging 0.2%
Ball	54,702	2,398
Bemis (1)	56,452	1,783
Pactiv (2)	72,773	1,786
Sealed Air (1)	41,220	2,385
Temple-Inland	56,978	2,538
		10,890
Metals & Mining 0.9%
Alcoa	448,583	13,709
Allegheny Technologies	46,049	2,817
Freeport McMoRan Copper Gold	95,719	5,721
Newmont Mining	230,619	11,967
Nucor (1)	81,306	8,520
Phelps Dodge	106,288	8,560
USX-U.S. Steel Group	60,794	3,689
		54,983
Paper & Forest Products 0.3%
International Paper	256,923	8,882
Louisiana Pacific	52,768	1,435
MeadWestvaco	95,869	2,618
Neenah Paper (1)	6,127	201
Weyerhaeuser (1)	124,892	9,046
		22,182

Total Materials		187,077
TELECOMMUNICATION SERVICES 3.3%

Diversified Telecommunication Services 2.4%
AT&T	2,034,129	55,003
BellSouth	937,799	32,495
Centurytel	68,175	2,667
Citizens Communications	167,413	2,222
Qwest Communications International (1)(2)	799,919	5,439
Verizon Communications	1,526,193	51,982
		149,808
Wireless Telecommunication Services 0.9%
Alltel	202,385	13,104
Sprint Nextel	1,547,824	39,996
		53,100

Total Telecommunication Services		202,908

UTILITIES 3.1%

Electric Utilities 1.5%
Allegheny Energy (2)	83,295	2,820
American Electric Power	201,944	6,870
Cinergy	103,886	4,717
Edison International	169,444	6,978
Entergy	106,721	7,357
Exelon	346,510	18,330
FirstEnergy	171,468	8,385
FPL Group (1)	210,482	8,449
Pinnacle West Capital (1)	51,626	2,019
PPL	195,358	5,743
Progress Energy (1)	138,951	6,111
Southern Company	386,786	12,675
		90,454
Gas Utilities 0.0%
NICOR (1)	22,364	885
Peoples Energy (1)	19,685	701
		1,586
Independent Power Producers & Energy Traders 0.6%
AES (2)	337,693	5,761
Constellation Energy Group	92,560	5,064
Duke Energy (1)	478,012	13,934
Dynegy, Class A (1)(2)	189,136	908
TXU	247,128	11,061
		36,728
Multi Utilities 1.0%
Ameren	106,864	5,324
CenterPoint Energy (1)	164,829	1,967
CMS Energy (1)(2)	112,220	1,453
Consolidated Edison (1)	127,651	5,553
Dominion Resources	179,529	12,393
DTE Energy (1)	100,488	4,029
KeySpan (1)	93,595	3,825
NiSource	140,178	2,834
PG&E (1)	180,314	7,014
Public Service Enterprise	130,747	8,373
Sempra Energy	136,154	6,326
Teco Energy	106,276	1,713
Xcel Energy (1)	208,654	3,787
		64,591

Total Utilities		193,359

Total Common Stocks (Cost $4,900,719)		6,135,885

SHORT-TERM INVESTMENTS 2.1%

Money Market Funds 2.0%
T. Rowe Price Reserve Investment Fund, 4.71% (4)(5)	122,487,390	122,487
		122,487
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.43% 05/11/06 (6)	8,000,000	7,961
		7,961
Total Short-Term Investments (Cost $130,448)		130,448
SECURITIES LENDING COLLATERAL 3.5%
MONEY MARKET TRUST 3.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.663% (5)	218,730,370	218,730
Total Securities Lending Collateral (Cost $218,730)		218,730

Total Investments in Securities
104.3% of Net Assets (Cost $5,249,897)		$ 6,485,063

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(2)	Non-income producing
(3)	When-issued security
(4)	Affiliated company - see Note 4
(5)	Seven-day yield
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 1,510 S&P Mini 500 contracts,
$8,000 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	$98,399	$661
Net payments (receipts) of variation
margin to date			(1,051)
Variation margin receivable (payable)
on open futures contracts			$(390)

The accompanying notes are in integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $218,301,000; aggregate collateral consisted of $218,730,000 in the money market pooled trust and U.S. government securities valued at $6,338,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $5,249,897,000. Net unrealized gain aggregated $1,235,827,000 at period-end, of which $1,593,781,000 related to appreciated investments and $357,954,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,242,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $122,487,000 and $157,101,000, respectively. During the three months ended March 31, 2006, dividend income from T. Rowe Price Group, Inc. totaled $19,000, and the value of shares of T. Rowe Price Group, Inc. held at March 31, 2006 and December 31, 2005 was $5,410,000 and $4,565,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006